Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
November 30, 2025
SBI-NPRT1-0126
1.9887290.107
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	55,000	55,059
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	100,000	103,668
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	70,000	70,079
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	30,000	30,279
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	32,000	31,585
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	60,000	56,398
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	13,220	13,266
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	130,000	130,410
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	15,650	15,646
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	51,342	51,559
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,707
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	40,000	40,518
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	130,000	130,213
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	55,000	54,989
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	100,000	103,465
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	111,709
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	100,000	100,447
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	80,000	80,111
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	15,000	15,035
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	31,559	31,626
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	200,000	202,190
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	80,000	80,277
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	30,000	30,237
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	43,947	44,010
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	130,000	130,134
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	120,000	120,477
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	100,000	101,061
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	13,671	13,705
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	22,271	22,290
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	130,000	130,522
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	30,000	30,370
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	120,000	120,029
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	25,000	25,282
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	85,000	85,136
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	90,000	90,849
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	130,000	130,039
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	30,000	30,310
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	50,000	50,127
TOTAL UNITED STATES		2,864,814
TOTAL ASSET-BACKED SECURITIES (Cost $2,855,294)		2,864,814

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
PNC Bank NA 3.25% 1/22/2028	270,000	267,146
Truist Bank 4.136% 10/23/2029 (b)	250,000	249,808

TOTAL BANK NOTES (Cost $513,216)		516,954

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	20,056	19,962
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	120,000	107,231
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	91,614
BANK Series 2022-BNK41 Class A4, 3.7894% 4/15/2065 (b)	270,000	259,159
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	100,000	103,075
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	100,000	89,387
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	100,000	90,094
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	200,000	180,962
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	303,000	327,229
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	200,000	205,365
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	150,000	155,038
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	19,000	18,239
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	60,000	59,040
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	140,000	124,527
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	50,000	45,171
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	100,000	104,841
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	93,628
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	30,000	32,086
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	450,000	481,802
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	248,728
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	65,000	65,155
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	75,000	71,078
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	75,000	70,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	73,240	72,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	70,000	69,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	60,000	60,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	41,000	40,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	110,000	106,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	200,000	187,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	260,000	233,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	200,000	179,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	200,000	179,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	40,000	35,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	130,000	116,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	50,000	45,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	50,000	45,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	100,000	88,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	100,000	89,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	540,952
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	600,000	548,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	150,000	152,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	210,000	220,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	210,000	213,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	150,000	152,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	100,000	101,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	110,000	111,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (b)	30,000	30,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	240,000	243,466
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	100,000	94,368
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	7,015	6,900
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	116,000	99,212
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	30,000	28,133
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	50,000	44,824
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	86,000	88,670
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	30,000	32,658
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	100,000	96,950
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	75,000	71,175
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	100,000	95,683
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	27,000	25,333
TOTAL UNITED STATES		7,593,359
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,817,697)		7,593,359

Foreign Government and Government Agency Obligations - 2.3%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Export Development Canada 4.125% 2/13/2029	210,000	213,532
Province of Alberta 1.3% 7/22/2030	306,000	274,122
Province of British Columbia 4.2% 7/6/2033	50,000	50,150
Province of British Columbia 4.8% 11/15/2028	150,000	154,869
Province of British Columbia 4.8% 6/11/2035	230,000	237,315
Province of Manitoba 4.9% 5/31/2034	50,000	51,661
Province of Ontario 1.125% 10/7/2030	224,000	197,822
Province of Ontario 2.125% 1/21/2032	100,000	89,759
Province of Ontario 4.45% 11/20/2035	40,000	40,227
Province of Ontario 4.7% 1/15/2030	300,000	311,070
Province of Ontario 5.05% 4/24/2034	80,000	84,667
Province of Quebec 3.625% 4/13/2028	150,000	149,971
Province of Quebec 4.25% 9/5/2034	10,000	9,974
Province of Quebec 4.5% 9/8/2033	100,000	102,511
Province of Quebec 4.625% 8/28/2035	130,000	132,612
TOTAL CANADA		2,100,262
CHILE - 0.2%
Chilean Republic 2.55% 7/27/2033	400,000	347,600
Chilean Republic 3.24% 2/6/2028	230,000	225,860
Chilean Republic 4.95% 1/5/2036	200,000	202,800
Chilean Republic 5.65% 1/13/2037	200,000	212,350
TOTAL CHILE		988,610
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	30,000	35,356
INDONESIA - 0.2%
Indonesia Government 1.85% 3/12/2031	650,000	571,513
Indonesia Government 2.85% 2/14/2030	400,000	378,000
Indonesia Government 3.35% 3/12/2071	50,000	33,062
Indonesia Government 4.9% 4/16/2036	250,000	250,500
Indonesia Government 5.25% 1/15/2030	200,000	207,688
TOTAL INDONESIA		1,440,763
ISRAEL - 0.3%
Israel Government 3.25% 1/17/2028	370,000	362,252
Israel Government 3.375% 1/15/2050	100,000	68,300
Israel Government 5.375% 2/19/2030	1,120,000	1,158,614
Israel Government 5.375% 3/12/2029	300,000	308,979
TOTAL ISRAEL		1,898,145
ITALY - 0.2%
Italian Republic 2.875% 10/17/2029	1,585,000	1,524,374
KOREA (SOUTH) - 0.1%
Korean Republic 2.75% 1/19/2027	200,000	197,889
Korean Republic 3.625% 10/29/2030	200,000	199,360
TOTAL KOREA (SOUTH)		397,249
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034	317,000	274,998
United Mexican States 3.771% 5/24/2061	250,000	156,375
United Mexican States 4.5% 1/31/2050	700,000	538,300
United Mexican States 4.6% 2/10/2048	50,000	39,343
United Mexican States 4.75% 3/22/2031	200,000	197,700
United Mexican States 4.75% 3/8/2044	100,000	83,200
United Mexican States 5.55% 1/21/2045	45,000	41,884
United Mexican States 5.85% 7/2/2032	404,000	416,928
United Mexican States 6.625% 1/29/2038	200,000	211,000
United Mexican States 7.5% 4/8/2033	55,000	63,209
TOTAL MEXICO		2,022,937
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	300,000	245,400
Panamanian Republic 3.16% 1/23/2030	400,000	372,200
Panamanian Republic 6.4% 2/14/2035	80,000	83,425
Panamanian Republic 7.875% 3/1/2057	200,000	231,619
TOTAL PANAMA		932,644
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	185,000	154,013
Peruvian Republic 2.78% 12/1/2060	195,000	109,931
Peruvian Republic 3.3% 3/11/2041	70,000	54,670
Peruvian Republic 3.55% 3/10/2051	55,000	39,435
Peruvian Republic 5.375% 2/8/2035	40,000	41,125
Peruvian Republic 5.5% 3/30/2036	120,000	123,240
Peruvian Republic 6.2% 6/30/2055	60,000	62,880
TOTAL PERU		585,294
PHILIPPINES - 0.2%
Philippine Republic 1.648% 6/10/2031	205,000	178,453
Philippine Republic 2.65% 12/10/2045	200,000	134,500
Philippine Republic 2.95% 5/5/2045	220,000	156,640
Philippine Republic 4.75% 3/5/2035	300,000	301,125
Philippine Republic 5.17% 10/13/2027	300,000	306,228
Philippine Republic 6.375% 10/23/2034	100,000	112,596
TOTAL PHILIPPINES		1,189,542
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	50,000	51,124
Republic of Poland 4.875% 10/4/2033	160,000	162,587
Republic of Poland 4.875% 2/12/2030	100,000	103,200
Republic of Poland 5.125% 9/18/2034	50,000	51,413
Republic of Poland 5.375% 2/12/2035	100,000	104,121
Republic of Poland 5.5% 3/18/2054	110,000	107,168
Republic of Poland 5.5% 4/4/2053	40,000	38,798
TOTAL POLAND		618,411
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	20,000	17,720
Uruguay Republic 4.375% 1/23/2031	278,116	282,244
Uruguay Republic 4.375% 10/27/2027	10,000	10,035
Uruguay Republic 4.975% 4/20/2055	63,000	58,118
Uruguay Republic 5.442% 2/14/2037	320,000	335,206
TOTAL URUGUAY		703,323
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,899,375)		14,436,910

Non-Convertible Corporate Bonds - 26.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 5.087% 6/11/2027	260,000	264,895
Westpac Banking Corp 1.953% 11/20/2028	50,000	47,411
Westpac Banking Corp 2.668% 11/15/2035 (b)	80,000	72,493
Westpac Banking Corp 3.133% 11/18/2041	50,000	38,379
Westpac Banking Corp 3.35% 3/8/2027	115,000	114,407
Westpac Banking Corp 4.11% 7/24/2034 (b)	200,000	197,084
Westpac Banking Corp 4.354% 7/1/2030	50,000	50,695
Westpac Banking Corp 5.535% 11/17/2028	80,000	83,871
Westpac Banking Corp 5.618% 11/20/2035 (b)	20,000	20,812
		890,047
Materials - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	50,000	50,478
Rio Tinto Finance USA PLC 4.125% 8/21/2042	70,000	60,930
Rio Tinto Finance USA PLC 4.875% 3/14/2030	100,000	102,930
Rio Tinto Finance USA PLC 5.25% 3/14/2035	40,000	41,498
Rio Tinto Finance USA PLC 5.75% 3/14/2055	140,000	144,950
		400,786
TOTAL AUSTRALIA		1,290,833
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/2032	50,000	44,587
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	45,000	39,070
Bell Canada 3.65% 8/15/2052	50,000	36,014
Bell Canada 5.1% 5/11/2033	50,000	51,042
Bell Canada 5.55% 2/15/2054	30,000	29,032
TELUS Corp 3.4% 5/13/2032	50,000	46,228
		201,386
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	50,000	47,297
Rogers Communications Inc 4.55% 3/15/2052	120,000	97,486
Rogers Communications Inc 7.5% 8/15/2038	60,000	70,108
		214,891
TOTAL COMMUNICATION SERVICES		416,277

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 3.4% 8/1/2051	80,000	55,269
Enbridge Inc 4.5% 2/15/2031	60,000	60,184
Enbridge Inc 4.6% 6/20/2028	100,000	101,105
Enbridge Inc 5.625% 4/5/2034	60,000	63,012
Enbridge Inc 5.95% 4/5/2054	55,000	56,677
Enbridge Inc 6.7% 11/15/2053	20,000	22,328
Enbridge Inc 7.375% 3/15/2055 (b)	50,000	52,953
Enbridge Inc 8.5% 1/15/2084 (b)	20,000	22,945
TransCanada PipeLines Ltd 4.1% 4/15/2030	350,000	346,641
TransCanada PipeLines Ltd 4.625% 3/1/2034	50,000	49,081
TransCanada PipeLines Ltd 5% 10/16/2043	50,000	47,678
TransCanada PipeLines Ltd 7.625% 1/15/2039	50,000	60,076
		937,949
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 3.088% 1/10/2037 (b)	50,000	44,955
Bank of Montreal 4.35% 9/22/2031 (b)	40,000	40,063
Bank of Montreal 5.3% 6/5/2026	270,000	271,630
Bank of Montreal 5.717% 9/25/2028	130,000	135,758
Bank of Nova Scotia/The 1.95% 2/2/2027	50,000	48,897
Bank of Nova Scotia/The 2.45% 2/2/2032	120,000	107,411
Bank of Nova Scotia/The 2.7% 8/3/2026	65,000	64,446
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)	20,000	19,973
Bank of Nova Scotia/The 4.5% 12/16/2025	85,000	85,001
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	30,000	29,290
Bank of Nova Scotia/The 4.85% 2/1/2030	30,000	30,762
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	100,000	101,782
Bank of Nova Scotia/The 5.25% 6/12/2028	60,000	61,869
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	20,000	19,113
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (b)	200,000	203,222
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	90,000	92,088
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	44,000	48,159
Royal Bank of Canada 2.3% 11/3/2031	145,000	130,764
Royal Bank of Canada 3.625% 5/4/2027	60,000	59,829
Royal Bank of Canada 3.875% 5/4/2032	30,000	29,268
Royal Bank of Canada 3.995% 11/3/2028 (b)	120,000	119,807
Royal Bank of Canada 4.305% 11/3/2031 (b)	60,000	59,962
Royal Bank of Canada 4.522% 10/18/2028 (b)	30,000	30,276
Royal Bank of Canada 4.65% 10/18/2030 (b)	50,000	50,746
Royal Bank of Canada 4.715% 3/27/2028 (b)	110,000	110,962
Royal Bank of Canada 4.9% 1/12/2028	220,000	224,610
Royal Bank of Canada 4.97% 5/2/2031 (b)	120,000	123,237
Royal Bank of Canada 5.15% 2/1/2034	40,000	42,064
Toronto Dominion Bank 3.2% 3/10/2032	95,000	88,869
Toronto Dominion Bank 3.625% 9/15/2031 (b)	75,000	74,537
Toronto Dominion Bank 4.456% 6/8/2032	120,000	120,407
Toronto Dominion Bank 4.928% 10/15/2035	10,000	10,099
Toronto Dominion Bank 4.98% 4/5/2027	100,000	101,286
Toronto Dominion Bank 5.146% 9/10/2034 (b)	20,000	20,312
Toronto Dominion Bank 5.156% 1/10/2028	30,000	30,674
Toronto Dominion Bank 5.264% 12/11/2026	100,000	101,300
Toronto Dominion Bank 5.523% 7/17/2028	120,000	124,465
		3,057,893
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	50,000	52,235
Fairfax Financial Holdings Ltd 6% 12/7/2033	50,000	53,192
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	10,000	10,140
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	40,000	41,823
Manulife Financial Corp 5.375% 3/4/2046	30,000	30,046
		187,436
TOTAL FINANCIALS		3,245,329

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	40,000	24,074
Canadian National Railway Co 2.75% 3/1/2026	141,000	140,544
Canadian National Railway Co 4.2% 3/12/2031	200,000	200,574
Canadian National Railway Co 6.125% 11/1/2053	40,000	43,899
Canadian Pacific Railway Co 1.75% 12/2/2026	130,000	127,148
Canadian Pacific Railway Co 2.45% 12/2/2031	130,000	116,882
Canadian Pacific Railway Co 3.1% 12/2/2051	80,000	53,991
Canadian Pacific Railway Co 3.5% 5/1/2050	50,000	36,638
Canadian Pacific Railway Co 4.8% 8/1/2045	60,000	55,683
		799,433
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	90,000	89,533
TR Finance LLC 5.5% 8/15/2035	20,000	20,923
		110,456
TOTAL INDUSTRIALS		909,889

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	100,000	77,603
Nutrien Ltd 4.2% 4/1/2029	6,000	5,996
Nutrien Ltd 5% 4/1/2049	11,000	10,066
Nutrien Ltd 5.4% 6/21/2034	50,000	51,817
		145,482
TOTAL CANADA		5,654,926
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	200,000	181,982
Alibaba Group Holding Ltd 3.4% 12/6/2027	285,000	282,179
Alibaba Group Holding Ltd 4% 12/6/2037	220,000	203,610

TOTAL CHINA		667,771
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	60,000	59,676
GERMANY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 9.25% 6/1/2032	50,000	62,640
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	147,245
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	152,567
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	150,000	153,180
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	150,000	153,698
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	150,000	160,294
		766,984
Financial Services - 0.3%
KfW 0% 4/18/2036 (c)	125,000	81,789
KfW 3.75% 2/15/2028	510,000	512,445
KfW 3.875% 5/15/2028	500,000	504,338
KfW 4.125% 7/15/2033	50,000	50,818
KfW 4.75% 10/29/2030	130,000	136,411
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	230,000	225,356
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	90,000	89,905
		1,601,062
TOTAL FINANCIALS		2,368,046

TOTAL GERMANY		2,430,686
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	400,000	393,981
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	150,000	145,213
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	150,000	136,161
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	150,000	149,188
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	150,000	149,795
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	300,000	307,275

TOTAL IRELAND		1,281,613
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.45% 6/30/2030	120,000	121,836
Toyota Motor Corp 5.053% 6/30/2035	20,000	20,718
Toyota Motor Corp 5.123% 7/13/2033	50,000	52,321
		194,875
Financials - 0.7%
Banks - 0.6%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	200,000	196,699
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	210,000	191,108
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	230,000	225,553
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	180,000	178,509
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	213,000	204,633
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (b)	200,000	201,671
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	200,000	206,988
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	300,000	295,342
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	200,000	206,231
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	420,000	437,623
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	270,000	264,674
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	120,000	118,978
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	208,084
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	210,000	218,258
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	250,000	257,953
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	110,000	121,128
		3,533,432
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	215,000	211,723
Nomura Holdings Inc 5.386% 7/6/2027	200,000	203,647
Nomura Holdings Inc 6.07% 7/12/2028	200,000	209,028
		624,398
TOTAL FINANCIALS		4,157,830

TOTAL JAPAN		4,352,705
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Korea Development Bank/The 4.125% 10/16/2027	300,000	301,755
Korea Development Bank/The 4.875% 2/3/2030	200,000	207,808

TOTAL KOREA (SOUTH)		509,563
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 4.25% 7/16/2029	70,000	70,218
ArcelorMittal SA 6% 6/17/2034	10,000	10,798
ArcelorMittal SA 6.35% 6/17/2054	40,000	41,852
ArcelorMittal SA 6.55% 11/29/2027	50,000	52,044

TOTAL LUXEMBOURG		174,912
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 6.625% 1/15/2040	60,000	55,331
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	380,000	372,799
TOTAL COMMUNICATION SERVICES		428,130

Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	130,000	125,003
TOTAL MEXICO		553,133
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.6%
Asian Development Bank 2.5% 11/2/2027	726,000	711,575
Asian Development Bank 4.375% 3/6/2029	630,000	645,250
Corp Andina de Fomento 4.125% 1/7/2028	28,000	28,155
Corp Andina de Fomento 5% 1/22/2030	100,000	103,798
European Investment Bank 1.25% 2/14/2031	83,000	73,489
European Investment Bank 1.75% 3/15/2029	560,000	528,820
European Investment Bank 3.625% 7/15/2030	960,000	959,204
Inter-American Development Bank 1.125% 1/13/2031	170,000	149,744
Inter-American Development Bank 2.25% 6/18/2029	30,000	28,669
Inter-American Development Bank 3.125% 9/18/2028	430,000	425,129
Inter-American Development Bank 3.2% 8/7/2042	123,000	101,768
		3,755,601
Financial Services - 0.3%
IBRD Discount Notes 0.75% 8/26/2030	70,000	61,218
IBRD Discount Notes 0.875% 5/14/2030	67,000	59,450
IBRD Discount Notes 1.25% 2/10/2031	100,000	88,486
IBRD Discount Notes 2.5% 11/22/2027	200,000	195,983
IBRD Discount Notes 3.625% 9/21/2029	570,000	570,325
IBRD Discount Notes 4% 1/10/2031	70,000	70,984
IBRD Discount Notes 4% 7/25/2030	350,000	355,105
IBRD Discount Notes 4.75% 11/14/2033	260,000	274,404
IBRD Discount Notes 4.75% 2/15/2035	90,000	94,727
International Finance Corp 0.75% 8/27/2030	40,000	34,985
		1,805,667
TOTAL MULTI-NATIONAL		5,561,268
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 5.25% 5/24/2041	54,000	54,633
ING Groep NV 3.95% 3/29/2027	260,000	259,587
ING Groep NV 4.017% 3/28/2028 (b)	350,000	349,482
ING Groep NV 5.066% 3/25/2031 (b)	200,000	205,652
		869,354
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	100,000	89,533
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	125,000	125,176
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	60,000	61,018
		275,727
TOTAL NETHERLANDS		1,145,081
SPAIN - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,810
Telefonica Emisiones SA 7.045% 6/20/2036	226,000	254,701
		404,511
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 1.722% 9/14/2027 (b)	200,000	196,170
Banco Santander SA 5.538% 3/14/2030 (b)	200,000	207,282
Banco Santander SA 5.565% 1/17/2030	200,000	209,043
Banco Santander SA 6.921% 8/8/2033	200,000	222,974
		835,469
TOTAL SPAIN		1,239,980
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	200,000	209,823
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	170,000	195,673
UBS AG/Stamford CT 1.25% 8/7/2026	310,000	304,698
		500,371
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	50,000	45,095
TOTAL SWITZERLAND		545,466
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (d)	55,000	67,645
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,510
RELX Capital Inc 4.75% 5/20/2032	50,000	51,155
RELX Capital Inc 5.25% 3/27/2035	20,000	20,792
		81,457
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	25,000	25,406
Vodafone Group PLC 5% 5/30/2038	93,000	92,347
Vodafone Group PLC 5.125% 6/19/2059	110,000	99,191
Vodafone Group PLC 5.25% 5/30/2048	20,000	18,800
Vodafone Group PLC 5.625% 2/10/2053	30,000	29,151
Vodafone Group PLC 5.75% 6/28/2054	40,000	39,449
Vodafone Group PLC 6.15% 2/27/2037	18,000	19,733
		324,077
TOTAL COMMUNICATION SERVICES		473,179

Consumer Staples - 0.0%
Food Products - 0.0%
Mead Johnson Nutrition Co 4.6% 6/1/2044	20,000	18,096
Unilever Capital Corp 1.75% 8/12/2031	135,000	119,290
Unilever Capital Corp 5.9% 11/15/2032	80,000	87,775
		225,161
Financials - 1.2%
Banks - 1.2%
Barclays PLC 2.279% 11/24/2027 (b)	510,000	500,490
Barclays PLC 2.894% 11/24/2032 (b)	260,000	236,797
Barclays PLC 3.33% 11/24/2042 (b)	200,000	156,392
Barclays PLC 4.836% 5/9/2028	215,000	216,361
Barclays PLC 5.69% 3/12/2030 (b)	200,000	208,342
Barclays PLC 5.785% 2/25/2036 (b)	220,000	232,239
Barclays PLC 5.829% 5/9/2027 (b)	400,000	402,723
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	311,431
HSBC Holdings PLC 4.041% 3/13/2028 (b)	211,000	210,616
HSBC Holdings PLC 4.619% 11/6/2031 (b)	260,000	261,691
HSBC Holdings PLC 4.755% 6/9/2028 (b)	630,000	635,435
HSBC Holdings PLC 4.899% 3/3/2029 (b)	340,000	345,114
HSBC Holdings PLC 5.13% 3/3/2031 (b)	200,000	205,531
HSBC Holdings PLC 5.546% 3/4/2030 (b)	210,000	218,119
HSBC Holdings PLC 5.597% 5/17/2028 (b)	200,000	203,962
HSBC Holdings PLC 6.1% 1/14/2042	70,000	76,599
HSBC Holdings PLC 6.161% 3/9/2029 (b)	200,000	208,448
HSBC Holdings PLC 6.5% 5/2/2036	120,000	130,259
HSBC Holdings PLC 6.5% 9/15/2037	100,000	108,874
HSBC Holdings PLC 6.8% 6/1/2038	100,000	112,414
HSBC Holdings PLC 7.625% 5/17/2032	110,000	124,589
Lloyds Banking Group PLC 4.65% 3/24/2026	221,000	221,124
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	200,000	203,202
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	203,601
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	200,000	209,823
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	200,000	207,586
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	200,000	233,866
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	305,252
NatWest Group PLC 5.808% 9/13/2029 (b)	210,000	218,924
NatWest Group PLC 5.847% 3/2/2027 (b)	400,000	401,518
Santander UK Group Holdings PLC 2.469% 1/11/2028 (b)	220,000	215,671
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	200,000	200,220
		7,727,213
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 2.25% 5/28/2031	90,000	82,118
Astrazeneca Finance LLC 4.875% 3/3/2033	150,000	155,739
Astrazeneca PLC 4.375% 8/17/2048	66,000	58,863
Astrazeneca PLC 6.45% 9/15/2037	40,000	46,157
		342,877
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	20,000	20,883
National Grid PLC 5.602% 6/12/2028	50,000	51,673
		72,556
TOTAL UNITED KINGDOM		8,840,986
UNITED STATES - 21.1%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	650,000	618,149
AT&T Inc 2.75% 6/1/2031	160,000	147,449
AT&T Inc 3.5% 6/1/2041	50,000	39,876
AT&T Inc 3.5% 9/15/2053	321,000	220,850
AT&T Inc 3.55% 9/15/2055	334,000	228,892
AT&T Inc 3.65% 9/15/2059	125,000	85,216
AT&T Inc 3.85% 6/1/2060	165,000	116,771
AT&T Inc 4.3% 2/15/2030	240,000	241,341
AT&T Inc 4.55% 11/1/2032	100,000	100,183
AT&T Inc 4.65% 6/1/2044	20,000	17,616
AT&T Inc 4.85% 7/15/2045	320,000	288,733
AT&T Inc 4.9% 11/1/2035	190,000	189,366
AT&T Inc 5.15% 3/15/2042	60,000	57,824
AT&T Inc 6.05% 8/15/2056	30,000	30,937
Verizon Communications Inc 1.5% 9/18/2030	400,000	352,430
Verizon Communications Inc 2.355% 3/15/2032	201,000	177,651
Verizon Communications Inc 2.65% 11/20/2040	70,000	50,830
Verizon Communications Inc 2.85% 9/3/2041	170,000	124,195
Verizon Communications Inc 2.987% 10/30/2056	123,000	75,146
Verizon Communications Inc 3% 11/20/2060	100,000	59,807
Verizon Communications Inc 3.55% 3/22/2051	140,000	101,639
Verizon Communications Inc 3.7% 3/22/2061	50,000	34,763
Verizon Communications Inc 3.875% 2/8/2029	120,000	119,427
Verizon Communications Inc 4% 3/22/2050	38,000	29,554
Verizon Communications Inc 4.75% 11/1/2041	189,000	173,872
Verizon Communications Inc 4.862% 8/21/2046	60,000	54,246
Verizon Communications Inc 5.401% 7/2/2037 (e)	366,000	374,404
Verizon Communications Inc 5.875% 11/30/2045	180,000	181,559
Verizon Communications Inc 5.875% 11/30/2055	80,000	80,744
		4,373,470
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028	130,000	132,884
Netflix Inc 4.9% 8/15/2034	80,000	82,983
Netflix Inc 5.4% 8/15/2054	10,000	9,947
Walt Disney Co/The 2% 9/1/2029	50,000	46,718
Walt Disney Co/The 2.65% 1/13/2031	60,000	56,226
Walt Disney Co/The 3.6% 1/13/2051	130,000	98,703
Walt Disney Co/The 3.8% 3/22/2030	80,000	79,506
Walt Disney Co/The 4.7% 3/23/2050	20,000	18,250
Walt Disney Co/The 6.15% 3/1/2037	120,000	133,878
Walt Disney Co/The 6.2% 12/15/2034	225,000	255,040
Walt Disney Co/The 6.4% 12/15/2035	40,000	45,582
Walt Disney Co/The 6.65% 11/15/2037	20,000	23,134
		982,851
Interactive Media & Services - 0.2%
Alphabet Inc 1.1% 8/15/2030	60,000	53,006
Alphabet Inc 1.9% 8/15/2040	60,000	41,535
Alphabet Inc 2.05% 8/15/2050	95,000	53,793
Alphabet Inc 3.875% 11/15/2028	280,000	281,673
Alphabet Inc 4% 5/15/2030	30,000	30,175
Alphabet Inc 4.1% 11/15/2030	150,000	151,294
Alphabet Inc 4.5% 5/15/2035	30,000	30,200
Alphabet Inc 4.7% 11/15/2035	20,000	20,323
Alphabet Inc 5.25% 5/15/2055	40,000	39,740
Alphabet Inc 5.45% 11/15/2055	290,000	294,800
		996,539
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	240,000	215,626
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	150,000	107,022
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	220,000	144,429
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	285,000	268,681
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	175,000	140,808
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	150,000	150,341
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	110,000	116,010
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	50,000	52,912
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	30,000	29,476
Comcast Corp 1.5% 2/15/2031	300,000	260,861
Comcast Corp 1.95% 1/15/2031	180,000	160,359
Comcast Corp 2.35% 1/15/2027	85,000	83,500
Comcast Corp 2.45% 8/15/2052	100,000	54,429
Comcast Corp 2.65% 2/1/2030	1,050,000	989,713
Comcast Corp 2.65% 8/15/2062	20,000	10,299
Comcast Corp 2.937% 11/1/2056	190,000	110,278
Comcast Corp 2.987% 11/1/2063	95,000	53,015
Comcast Corp 3.25% 11/1/2039	40,000	31,773
Comcast Corp 3.4% 4/1/2030	30,000	29,086
Comcast Corp 3.4% 7/15/2046	150,000	106,558
Comcast Corp 3.45% 2/1/2050	100,000	68,653
Comcast Corp 3.75% 4/1/2040	10,000	8,358
Comcast Corp 4.65% 7/15/2042	50,000	44,278
Comcast Corp 4.95% 10/15/2058	50,000	42,670
Comcast Corp 5.168% 1/15/2037 (e)	194,000	193,744
Comcast Corp 5.3% 5/15/2035	100,000	103,063
Comcast Corp 5.35% 5/15/2053	80,000	73,747
Comcast Corp 5.5% 5/15/2064	50,000	46,119
Comcast Corp 6.05% 5/15/2055	100,000	101,221
Fox Corp 4.709% 1/25/2029	330,000	334,929
Fox Corp 5.476% 1/25/2039	20,000	20,256
Paramount Global 4.2% 5/19/2032	60,000	55,879
Paramount Global 4.95% 1/15/2031	100,000	98,673
Paramount Global 4.95% 5/19/2050	100,000	77,864
Paramount Global 7.875% 7/30/2030	20,000	22,188
Time Warner Cable LLC 5.875% 11/15/2040	30,000	27,868
Time Warner Cable LLC 6.55% 5/1/2037	50,000	51,114
Time Warner Cable LLC 7.3% 7/1/2038	95,000	101,132
TWDC Enterprises 18 Corp 3.7% 12/1/2042	50,000	41,095
TWDC Enterprises 18 Corp 4.125% 12/1/2041	55,000	48,684
TWDC Enterprises 18 Corp 4.125% 6/1/2044	80,000	68,482
		4,745,193
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.7% 3/15/2032	50,000	45,112
T-Mobile USA Inc 3% 2/15/2041	70,000	52,811
T-Mobile USA Inc 3.5% 4/15/2031	90,000	86,260
T-Mobile USA Inc 3.6% 11/15/2060	175,000	119,374
T-Mobile USA Inc 3.875% 4/15/2030	550,000	541,772
T-Mobile USA Inc 4.5% 4/15/2050	62,000	52,192
T-Mobile USA Inc 4.625% 1/15/2033	10,000	10,010
T-Mobile USA Inc 4.7% 1/15/2035	10,000	9,920
T-Mobile USA Inc 4.95% 11/15/2035	50,000	50,268
T-Mobile USA Inc 5.05% 7/15/2033	100,000	102,671
T-Mobile USA Inc 5.2% 1/15/2033	130,000	134,854
T-Mobile USA Inc 5.25% 6/15/2055	10,000	9,306
T-Mobile USA Inc 5.65% 1/15/2053	65,000	64,334
T-Mobile USA Inc 5.7% 1/15/2056	20,000	19,919
T-Mobile USA Inc 5.8% 9/15/2062	50,000	50,493
T-Mobile USA Inc 5.875% 11/15/2055	100,000	101,891
		1,451,187
TOTAL COMMUNICATION SERVICES		12,549,240

Consumer Discretionary - 1.6%
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	100,000	65,196
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	200,000	203,869
Lear Corp 2.6% 1/15/2032	30,000	26,791
Lear Corp 3.5% 5/30/2030	50,000	48,057
		343,913
Automobiles - 0.4%
American Honda Finance Corp 4.25% 9/1/2028	80,000	80,431
American Honda Finance Corp 4.55% 7/9/2027	100,000	100,908
American Honda Finance Corp 4.8% 3/5/2030	50,000	51,096
American Honda Finance Corp 4.85% 10/23/2031	60,000	61,312
American Honda Finance Corp 5.125% 7/7/2028	40,000	41,058
American Honda Finance Corp 5.15% 7/9/2032	30,000	30,928
American Honda Finance Corp 5.2% 3/5/2035	50,000	51,002
American Honda Finance Corp 5.65% 11/15/2028	160,000	167,035
Ford Motor Co 3.25% 2/12/2032	245,000	215,213
Ford Motor Co 5.291% 12/8/2046	130,000	109,695
Ford Motor Co 6.1% 8/19/2032	130,000	133,971
Ford Motor Co 9.625% 4/22/2030	110,000	127,671
General Motors Co 5% 4/1/2035	30,000	29,648
General Motors Co 5.2% 4/1/2045	200,000	181,830
General Motors Co 5.6% 10/15/2032	50,000	52,456
General Motors Co 5.95% 4/1/2049	100,000	98,131
General Motors Financial Co Inc 1.25% 1/8/2026	555,000	553,222
General Motors Financial Co Inc 2.4% 4/10/2028	80,000	76,766
General Motors Financial Co Inc 2.7% 8/20/2027	145,000	141,414
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	145,667
General Motors Financial Co Inc 5.45% 9/6/2034	50,000	50,967
General Motors Financial Co Inc 5.65% 1/17/2029	80,000	82,984
General Motors Financial Co Inc 5.75% 2/8/2031	30,000	31,590
General Motors Financial Co Inc 5.85% 4/6/2030	70,000	73,716
		2,688,711
Broadline Retail - 0.4%
Amazon.com Inc 1.2% 6/3/2027	330,000	318,110
Amazon.com Inc 1.5% 6/3/2030	350,000	315,841
Amazon.com Inc 2.1% 5/12/2031	193,000	174,710
Amazon.com Inc 2.5% 6/3/2050	100,000	61,691
Amazon.com Inc 2.875% 5/12/2041	185,000	142,956
Amazon.com Inc 3.1% 5/12/2051	193,000	133,349
Amazon.com Inc 3.15% 8/22/2027	240,000	237,887
Amazon.com Inc 3.6% 4/13/2032	200,000	194,624
Amazon.com Inc 3.95% 4/13/2052	50,000	40,213
Amazon.com Inc 4.1% 4/13/2062	25,000	19,810
Amazon.com Inc 4.25% 8/22/2057	50,000	41,397
Amazon.com Inc 4.55% 12/1/2027	230,000	233,541
Amazon.com Inc 5.45% 11/20/2055	160,000	161,371
eBay Inc 1.4% 5/10/2026	118,000	116,666
eBay Inc 2.7% 3/11/2030	50,000	47,009
eBay Inc 4% 7/15/2042	50,000	41,639
		2,280,814
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	60,000	63,542
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 4.625% 8/1/2027	240,000	241,548
Marriott International Inc/MD 2.85% 4/15/2031	60,000	55,657
Marriott International Inc/MD 3.5% 10/15/2032	80,000	74,954
Marriott International Inc/MD 4.2% 7/15/2027	190,000	190,538
Marriott International Inc/MD 4.875% 5/15/2029	30,000	30,658
Marriott International Inc/MD 5.25% 10/15/2035	40,000	40,797
Marriott International Inc/MD 5.35% 3/15/2035	40,000	41,409
Marriott International Inc/MD 5.5% 4/15/2037	40,000	41,315
McDonald's Corp 2.625% 9/1/2029	90,000	85,764
McDonald's Corp 3.5% 7/1/2027	20,000	19,861
McDonald's Corp 3.6% 7/1/2030	165,000	161,955
McDonald's Corp 3.625% 5/1/2043	70,000	56,490
McDonald's Corp 3.625% 9/1/2049	50,000	37,493
McDonald's Corp 4.2% 4/1/2050	18,000	14,821
McDonald's Corp 4.45% 9/1/2048	64,000	55,203
McDonald's Corp 4.7% 12/9/2035	20,000	20,072
McDonald's Corp 5% 2/13/2036	80,000	81,260
McDonald's Corp 6.3% 3/1/2038	60,000	67,155
Starbucks Corp 2% 3/12/2027	170,000	165,715
Starbucks Corp 2.55% 11/15/2030	100,000	92,550
Starbucks Corp 3.35% 3/12/2050	40,000	27,980
Starbucks Corp 4.3% 6/15/2045	20,000	17,083
Starbucks Corp 4.5% 11/15/2048	72,000	61,276
		1,681,554
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	30,000	30,605
DR Horton Inc 5.5% 10/15/2035	20,000	20,924
PulteGroup Inc 7.875% 6/15/2032	30,000	35,177
Toll Brothers Finance Corp 4.35% 2/15/2028	40,000	40,152
		126,858
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	40,000	38,258
Hasbro Inc 3.9% 11/19/2029	75,000	73,661
Hasbro Inc 6.05% 5/14/2034	30,000	31,816
		143,735
Specialty Retail - 0.4%
AutoNation Inc 4.45% 1/15/2029	100,000	100,273
AutoNation Inc 4.75% 6/1/2030	50,000	50,506
AutoZone Inc 3.75% 6/1/2027	50,000	49,766
AutoZone Inc 4.5% 2/1/2028	55,000	55,634
AutoZone Inc 4.75% 8/1/2032	30,000	30,369
AutoZone Inc 5.1% 7/15/2029	10,000	10,312
AutoZone Inc 5.4% 7/15/2034	10,000	10,417
AutoZone Inc 6.55% 11/1/2033	40,000	44,745
Home Depot Inc/The 2.375% 3/15/2051	113,000	66,233
Home Depot Inc/The 2.95% 6/15/2029	280,000	271,205
Home Depot Inc/The 3.3% 4/15/2040	200,000	165,541
Home Depot Inc/The 4.2% 4/1/2043	50,000	43,932
Home Depot Inc/The 4.4% 3/15/2045	90,000	79,731
Home Depot Inc/The 4.5% 12/6/2048	70,000	61,482
Home Depot Inc/The 4.5% 9/15/2032	50,000	50,847
Home Depot Inc/The 4.65% 9/15/2035	70,000	69,994
Home Depot Inc/The 4.95% 6/25/2034	100,000	102,916
Home Depot Inc/The 4.95% 9/30/2026	210,000	211,628
Home Depot Inc/The 5.3% 6/25/2054	30,000	29,331
Home Depot Inc/The 5.4% 9/15/2040	60,000	62,463
Home Depot Inc/The 5.875% 12/16/2036	40,000	43,722
Lowe's Cos Inc 1.7% 10/15/2030	100,000	88,820
Lowe's Cos Inc 2.625% 4/1/2031	50,000	45,932
Lowe's Cos Inc 2.8% 9/15/2041	90,000	65,282
Lowe's Cos Inc 3% 10/15/2050	60,000	38,850
Lowe's Cos Inc 3.1% 5/3/2027	34,000	33,568
Lowe's Cos Inc 4.05% 5/3/2047	112,000	90,121
Lowe's Cos Inc 4.25% 3/15/2031	110,000	109,578
Lowe's Cos Inc 4.45% 4/1/2062	100,000	79,852
Lowe's Cos Inc 4.5% 4/15/2030	50,000	50,661
Lowe's Cos Inc 5% 4/15/2033	75,000	77,052
Lowe's Cos Inc 5.125% 4/15/2050	20,000	18,498
Lowe's Cos Inc 5.75% 7/1/2053	20,000	20,063
Lowe's Cos Inc 5.8% 9/15/2062	20,000	19,941
Lowe's Cos Inc 5.85% 4/1/2063	10,000	10,032
O'Reilly Automotive Inc 4.2% 4/1/2030	60,000	59,930
O'Reilly Automotive Inc 4.7% 6/15/2032	50,000	50,583
TJX Cos Inc/The 1.6% 5/15/2031	125,000	109,912
		2,579,722
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	80,000	76,451
NIKE Inc 3.25% 3/27/2040	55,000	44,924
NIKE Inc 3.375% 3/27/2050	20,000	14,583
Tapestry Inc 5.1% 3/11/2030	30,000	30,796
Tapestry Inc 5.5% 3/11/2035	30,000	30,754
		197,508
TOTAL CONSUMER DISCRETIONARY		10,106,357

Consumer Staples - 1.1%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027	20,000	19,351
Coca-Cola Co/The 1.65% 6/1/2030	10,000	9,065
Coca-Cola Co/The 2.25% 1/5/2032	205,000	185,885
Coca-Cola Co/The 2.5% 6/1/2040	10,000	7,540
Coca-Cola Co/The 2.6% 6/1/2050	10,000	6,353
Coca-Cola Co/The 2.75% 6/1/2060	70,000	42,216
Coca-Cola Co/The 3.45% 3/25/2030	60,000	58,953
Coca-Cola Co/The 4.2% 3/25/2050	50,000	42,905
Coca-Cola Co/The 5% 5/13/2034	70,000	73,528
Coca-Cola Co/The 5.2% 1/14/2055	80,000	78,892
Coca-Cola Co/The 5.3% 5/13/2054	50,000	49,990
Coca-Cola Co/The 5.4% 5/13/2064	20,000	19,973
Keurig Dr Pepper Inc 3.8% 5/1/2050	90,000	66,194
Keurig Dr Pepper Inc 4.5% 4/15/2052	30,000	24,634
Keurig Dr Pepper Inc 4.597% 5/25/2028	110,000	110,825
Keurig Dr Pepper Inc 4.6% 5/15/2030	80,000	80,376
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,995
PepsiCo Inc 1.4% 2/25/2031	200,000	175,481
PepsiCo Inc 1.625% 5/1/2030	83,000	75,274
PepsiCo Inc 2.375% 10/6/2026	220,000	217,402
PepsiCo Inc 2.75% 10/21/2051	20,000	12,878
PepsiCo Inc 3% 10/15/2027	320,000	316,068
PepsiCo Inc 3.5% 3/19/2040	120,000	102,598
PepsiCo Inc 3.6% 8/13/2042	105,000	86,711
PepsiCo Inc 4% 5/2/2047	80,000	66,836
PepsiCo Inc 5% 2/7/2035	30,000	31,034
PepsiCo Inc 5% 7/23/2035	80,000	82,476
		2,061,433
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	370,000	357,567
Dollar General Corp 5% 11/1/2032	60,000	60,818
Dollar General Corp 5.2% 7/5/2028	100,000	102,537
Dollar General Corp 5.45% 7/5/2033	30,000	31,149
Dollar Tree Inc 4.2% 5/15/2028	130,000	129,859
Kroger Co/The 1.7% 1/15/2031	100,000	88,093
Kroger Co/The 4.65% 1/15/2048	30,000	26,330
Kroger Co/The 5% 4/15/2042	50,000	47,407
Kroger Co/The 5% 9/15/2034	20,000	20,321
Kroger Co/The 5.4% 1/15/2049	10,000	9,692
Kroger Co/The 5.5% 9/15/2054	60,000	58,501
Kroger Co/The 5.65% 9/15/2064	60,000	58,485
Sysco Corp 2.4% 2/15/2030	70,000	65,193
Sysco Corp 3.15% 12/14/2051	60,000	40,455
Sysco Corp 3.3% 2/15/2050	50,000	35,263
Sysco Corp 4.5% 4/1/2046	50,000	43,620
Sysco Corp 5.95% 4/1/2030	63,000	66,817
Target Corp 2.95% 1/15/2052	75,000	48,783
Target Corp 3.9% 11/15/2047	45,000	35,944
Target Corp 4% 7/1/2042	50,000	42,763
Target Corp 4.8% 1/15/2053	70,000	63,210
Walmart Inc 2.5% 9/22/2041	205,000	149,884
Walmart Inc 3.9% 4/15/2028	50,000	50,315
Walmart Inc 4.05% 6/29/2048	150,000	127,607
Walmart Inc 4.1% 4/15/2033	50,000	50,184
Walmart Inc 4.5% 4/15/2053	20,000	18,042
Walmart Inc 4.9% 4/28/2035	110,000	114,061
		1,942,900
Food Products - 0.3%
Archer-Daniels-Midland Co 2.9% 3/1/2032	60,000	55,335
Archer-Daniels-Midland Co 4.016% 4/16/2043	75,000	63,673
Bunge Ltd Finance Corp 4.2% 9/17/2029	20,000	20,004
Bunge Ltd Finance Corp 4.65% 9/17/2034	20,000	19,791
Campbell's Company/The 4.15% 3/15/2028	100,000	100,222
Campbell's Company/The 4.75% 3/23/2035	80,000	78,354
Campbell's Company/The 5.2% 3/21/2029	70,000	72,051
Conagra Brands Inc 4.85% 11/1/2028	75,000	76,034
Conagra Brands Inc 5% 8/1/2030	50,000	50,720
Conagra Brands Inc 5.3% 11/1/2038	10,000	9,656
Conagra Brands Inc 5.4% 11/1/2048	22,000	20,234
Conagra Brands Inc 7% 10/1/2028	50,000	53,374
General Mills Inc 2.875% 4/15/2030	13,000	12,314
General Mills Inc 3% 2/1/2051	50,000	33,038
General Mills Inc 4.2% 4/17/2028	130,000	130,398
General Mills Inc 4.875% 1/30/2030	50,000	51,286
General Mills Inc 4.95% 3/29/2033	50,000	50,989
Hershey Co/The 2.65% 6/1/2050	40,000	25,183
JM Smucker Co 4.25% 3/15/2035	50,000	47,497
JM Smucker Co 6.5% 11/15/2043	50,000	54,405
JM Smucker Co 6.5% 11/15/2053	10,000	10,999
Kellanova 4.3% 5/15/2028	50,000	50,338
Kellanova 5.75% 5/16/2054	20,000	20,217
Kellanova 7.45% 4/1/2031	40,000	46,074
Kraft Heinz Foods Co 3.75% 4/1/2030	40,000	39,165
Kraft Heinz Foods Co 4.875% 10/1/2049	50,000	43,920
Kraft Heinz Foods Co 5.5% 6/1/2050	195,000	185,218
Kraft Heinz Foods Co 6.875% 1/26/2039	20,000	22,449
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	102,499
Mondelez International Inc 2.625% 9/4/2050	50,000	30,353
Mondelez International Inc 2.75% 4/13/2030	30,000	28,311
Mondelez International Inc 4.75% 8/28/2034	50,000	50,099
Pilgrim's Pride Corp 6.875% 5/15/2034	50,000	55,489
Tyson Foods Inc 4% 3/1/2026	40,000	39,970
Tyson Foods Inc 4.875% 8/15/2034	75,000	75,133
Tyson Foods Inc 5.1% 9/28/2048	40,000	37,079
Tyson Foods Inc 5.7% 3/15/2034	40,000	42,316
		1,904,187
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	70,000	62,514
Colgate-Palmolive Co 4.6% 3/1/2033	50,000	51,412
Kimberly-Clark Corp 1.05% 9/15/2027	53,000	50,554
Kimberly-Clark Corp 2.875% 2/7/2050	75,000	50,162
Kimberly-Clark Corp 3.1% 3/26/2030	7,000	6,742
Kimberly-Clark Corp 3.9% 5/4/2047	20,000	16,081
Procter & Gamble Co/The 3% 3/25/2030	36,000	34,760
Procter & Gamble Co/The 3.6% 3/25/2050	180,000	140,431
		412,656
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	75,000	66,903
Estee Lauder Cos Inc/The 5% 2/14/2034	80,000	81,706
Estee Lauder Cos Inc/The 5.15% 5/15/2053	10,000	9,410
Estee Lauder Cos Inc/The 6% 5/15/2037	40,000	43,756
Kenvue Inc 4.9% 3/22/2033	32,000	32,819
Kenvue Inc 5.05% 3/22/2028	32,000	32,735
Kenvue Inc 5.05% 3/22/2053	52,000	48,301
Kenvue Inc 5.2% 3/22/2063	40,000	36,991
		352,621
TOTAL CONSUMER STAPLES		6,673,797

Energy - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.337% 12/15/2027	240,000	237,201
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	60,000	48,509
Halliburton Co 2.92% 3/1/2030	80,000	75,910
Halliburton Co 4.85% 11/15/2035	10,000	9,948
Halliburton Co 5% 11/15/2045	126,000	114,964
Halliburton Co 6.7% 9/15/2038	10,000	11,236
NOV Inc 3.6% 12/1/2029	60,000	58,544
		556,312
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	40,000	39,106
Cheniere Energy Partners LP 4.5% 10/1/2029	70,000	69,980
Cheniere Energy Partners LP 5.75% 8/15/2034	70,000	73,299
DCP Midstream Operating LP 5.6% 4/1/2044	20,000	19,409
Enbridge Energy Partners LP 7.5% 4/15/2038	70,000	83,181
Enterprise Products Operating LLC 3.3% 2/15/2053	250,000	171,060
Enterprise Products Operating LLC 3.95% 1/31/2060	40,000	29,947
Enterprise Products Operating LLC 4.6% 1/15/2031	100,000	101,463
Enterprise Products Operating LLC 4.95% 2/15/2035	10,000	10,170
Enterprise Products Operating LLC 5.1% 2/15/2045	50,000	47,878
Enterprise Products Operating LLC 5.2% 1/15/2036	70,000	71,824
Enterprise Products Operating LLC 5.35% 1/31/2033	270,000	283,967
Enterprise Products Operating LLC 5.55% 2/16/2055	10,000	9,901
Enterprise Products Operating LLC 5.7% 2/15/2042	20,000	20,583
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	66,986
HF Sinclair Corp 5.5% 9/1/2032	50,000	51,096
Kinder Morgan Inc 5.2% 6/1/2033	30,000	30,974
Marathon Petroleum Corp 4.75% 9/15/2044	88,000	76,483
Marathon Petroleum Corp 5.15% 3/1/2030	70,000	72,083
Marathon Petroleum Corp 5.7% 3/1/2035	40,000	41,542
MPLX LP 4.125% 3/1/2027	240,000	239,768
MPLX LP 4.5% 4/15/2038	48,000	44,038
MPLX LP 4.8% 2/15/2031	40,000	40,512
MPLX LP 4.9% 4/15/2058	50,000	41,559
MPLX LP 5% 3/1/2033	100,000	100,957
MPLX LP 5.4% 9/15/2035	60,000	60,718
MPLX LP 5.5% 2/15/2049	60,000	55,684
MPLX LP 5.5% 6/1/2034	50,000	51,320
MPLX LP 6.2% 9/15/2055	90,000	91,013
ONEOK Inc 3.4% 9/1/2029	80,000	77,209
ONEOK Inc 4.25% 9/24/2027	20,000	20,047
ONEOK Inc 4.45% 9/1/2049	50,000	40,862
ONEOK Inc 4.75% 10/15/2031	50,000	50,232
ONEOK Inc 4.85% 2/1/2049	50,000	43,052
ONEOK Inc 5.05% 11/1/2034	90,000	89,543
ONEOK Inc 5.65% 11/1/2028	20,000	20,774
ONEOK Inc 5.65% 9/1/2034	15,000	15,527
ONEOK Inc 5.7% 11/1/2054	40,000	37,717
ONEOK Inc 5.85% 11/1/2064	40,000	38,206
ONEOK Inc 6.05% 9/1/2033	80,000	85,450
ONEOK Inc 6.25% 10/15/2055	50,000	50,743
ONEOK Inc 6.35% 1/15/2031	187,000	200,876
ONEOK Inc 6.625% 9/1/2053	30,000	31,709
ONEOK Partners LP 6.65% 10/1/2036	50,000	54,834
Phillips 66 3.3% 3/15/2052	50,000	33,151
Phillips 66 3.9% 3/15/2028	220,000	218,941
Phillips 66 4.65% 11/15/2034	65,000	64,020
Phillips 66 5.875% 5/1/2042	54,000	54,838
Phillips 66 Co 4.68% 2/15/2045	10,000	8,539
Phillips 66 Co 4.95% 3/15/2035	160,000	159,927
Phillips 66 Co 5.3% 6/30/2033	60,000	62,158
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	140,000	135,945
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	20,000	17,580
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	71,000	72,139
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	30,000	31,108
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	40,000	40,237
Sabine Pass Liquefaction LLC 5% 3/15/2027	160,000	160,938
Targa Resources Corp 4.35% 1/15/2029	100,000	100,337
Targa Resources Corp 4.9% 9/15/2030	50,000	50,997
Targa Resources Corp 4.95% 4/15/2052	60,000	51,454
Targa Resources Corp 5.5% 2/15/2035	70,000	71,769
Targa Resources Corp 6.125% 3/15/2033	50,000	53,603
Targa Resources Corp 6.125% 5/15/2055	40,000	40,219
Targa Resources Corp 6.5% 2/15/2053	10,000	10,556
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	125,000	125,018
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	20,000	19,140
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	50,000	39,187
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	105,000	92,967
Valero Energy Corp 2.15% 9/15/2027	125,000	120,729
Valero Energy Corp 3.4% 9/15/2026	50,000	49,725
Valero Energy Corp 4% 4/1/2029	155,000	154,086
Valero Energy Corp 4% 6/1/2052	50,000	37,546
Western Gas Partners LP 4.05% 2/1/2030 (d)	50,000	49,173
Western Gas Partners LP 5.45% 4/1/2044	50,000	45,809
Western Gas Partners LP 5.5% 8/15/2048	20,000	17,687
Western Gas Partners LP 6.35% 1/15/2029	70,000	73,866
Williams Cos Inc/The 3.75% 6/15/2027	26,000	25,824
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,349
Williams Cos Inc/The 5.65% 3/15/2033	50,000	52,866
		5,395,710
TOTAL ENERGY		5,952,022

Financials - 6.4%
Banks - 2.8%
Bank of America Corp 1.734% 7/22/2027 (b)	43,000	42,331
Bank of America Corp 2.087% 6/14/2029 (b)	310,000	295,593
Bank of America Corp 2.482% 9/21/2036 (b)	60,000	52,814
Bank of America Corp 2.651% 3/11/2032 (b)	80,000	73,740
Bank of America Corp 2.676% 6/19/2041 (b)	420,000	315,991
Bank of America Corp 2.687% 4/22/2032 (b)	43,000	39,588
Bank of America Corp 2.831% 10/24/2051 (b)	50,000	32,605
Bank of America Corp 3.194% 7/23/2030 (b)	180,000	174,286
Bank of America Corp 3.593% 7/21/2028 (b)	45,000	44,651
Bank of America Corp 3.846% 3/8/2037 (b)	180,000	170,200
Bank of America Corp 3.974% 2/7/2030 (b)	35,000	34,847
Bank of America Corp 4.083% 3/20/2051 (b)	130,000	107,112
Bank of America Corp 4.183% 11/25/2027	95,000	95,123
Bank of America Corp 4.244% 4/24/2038 (b)	75,000	70,838
Bank of America Corp 4.271% 7/23/2029 (b)	60,000	60,376
Bank of America Corp 4.33% 3/15/2050 (b)	50,000	42,957
Bank of America Corp 4.376% 4/27/2028 (b)	100,000	100,360
Bank of America Corp 4.571% 4/27/2033 (b)	510,000	512,110
Bank of America Corp 4.623% 5/9/2029 (b)	250,000	253,411
Bank of America Corp 4.75% 4/21/2045	55,000	50,210
Bank of America Corp 5.162% 1/24/2031 (b)	130,000	134,845
Bank of America Corp 5.202% 4/25/2029 (b)	50,000	51,277
Bank of America Corp 5.288% 4/25/2034 (b)	40,000	41,678
Bank of America Corp 5.425% 8/15/2035 (b)	10,000	10,306
Bank of America Corp 5.464% 5/9/2036 (b)	30,000	31,631
Bank of America Corp 5.511% 1/24/2036 (b)	280,000	295,521
Bank of America Corp 5.518% 10/25/2035 (b)	20,000	20,663
Bank of America Corp 5.872% 9/15/2034 (b)	120,000	129,352
Bank of America Corp 5.875% 2/7/2042	135,000	145,714
Bank of America Corp 6.11% 1/29/2037	200,000	217,666
Bank of America Corp 6.204% 11/10/2028 (b)	350,000	363,982
Citibank NA 4.914% 5/29/2030	250,000	257,842
Citigroup Inc 2.976% 11/5/2030 (b)	290,000	276,715
Citigroup Inc 3.2% 10/21/2026	191,000	189,590
Citigroup Inc 3.52% 10/27/2028 (b)	190,000	188,035
Citigroup Inc 3.785% 3/17/2033 (b)	190,000	182,006
Citigroup Inc 4.125% 7/25/2028	154,000	154,036
Citigroup Inc 4.412% 3/31/2031 (b)	110,000	110,355
Citigroup Inc 4.503% 9/11/2031 (b)	50,000	50,351
Citigroup Inc 4.643% 5/7/2028 (b)	130,000	130,925
Citigroup Inc 4.65% 7/23/2048	135,000	121,316
Citigroup Inc 4.65% 7/30/2045	42,000	38,334
Citigroup Inc 4.75% 5/18/2046	60,000	53,481
Citigroup Inc 5.333% 3/27/2036 (b)	60,000	61,917
Citigroup Inc 5.411% 9/19/2039 (b)	230,000	232,255
Citigroup Inc 5.449% 6/11/2035 (b)	180,000	187,995
Citigroup Inc 5.612% 3/4/2056 (b)	40,000	40,688
Citigroup Inc 5.827% 2/13/2035 (b)	10,000	10,457
Citigroup Inc 5.875% 1/30/2042	65,000	69,183
Citigroup Inc 6.174% 5/25/2034 (b)	80,000	85,475
Citigroup Inc 6.27% 11/17/2033 (b)	160,000	175,305
Citigroup Inc 6.625% 6/15/2032	60,000	66,782
Citigroup Inc 8.125% 7/15/2039	85,000	109,935
Citizens Financial Group Inc 2.5% 2/6/2030	10,000	9,255
Citizens Financial Group Inc 2.638% 9/30/2032	20,000	17,245
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	40,000	41,012
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	50,000	52,442
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	15,000	16,520
Fifth Third Bancorp 3.95% 3/14/2028	100,000	99,822
Fifth Third Bancorp 4.337% 4/25/2033 (b)	50,000	48,998
Fifth Third Bancorp 4.772% 7/28/2030 (b)	30,000	30,410
Fifth Third Bancorp 6.361% 10/27/2028 (b)	70,000	72,879
Fifth Third Bancorp 8.25% 3/1/2038	20,000	24,776
Huntington Bancshares Inc/OH 2.55% 2/4/2030	65,000	60,539
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	30,000	30,150
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	50,000	51,617
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)	30,000	31,552
Huntington Bancshares Inc/OH 6.141% 11/18/2039 (b)	30,000	31,271
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	30,000	31,507
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	170,000	166,455
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	150,000	143,130
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	110,000	80,384
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	180,000	162,960
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	47,206
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	230,000	160,461
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	80,000	57,973
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	40,000	39,471
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	30,093
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	170,000	170,665
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	185,000	187,054
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	200,000	202,648
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	310,000	314,289
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	170,000	171,734
JPMorgan Chase & Co 4.81% 10/22/2036 (b)	230,000	231,275
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	125,000	128,346
JPMorgan Chase & Co 4.95% 6/1/2045	92,000	88,207
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	120,000	124,451
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	140,000	145,232
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	360,000	375,341
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	220,000	230,954
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	440,000	467,400
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	120,000	125,549
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	110,000	118,424
JPMorgan Chase & Co 6.4% 5/15/2038	86,000	98,446
KeyCorp 2.55% 10/1/2029	40,000	37,731
KeyCorp 4.1% 4/30/2028	55,000	55,035
KeyCorp 4.789% 6/1/2033 (b)	50,000	50,088
KeyCorp 6.401% 3/6/2035 (b)	30,000	32,734
M&T Bank Corp 5.053% 1/27/2034 (b)	65,000	65,589
M&T Bank Corp 5.385% 1/16/2036 (b)	20,000	20,396
M&T Bank Corp 6.082% 3/13/2032 (b)	50,000	53,201
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	400,000	406,860
PNC Financial Services Group Inc/The 1.15% 8/13/2026	203,000	199,085
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	85,000	84,585
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	51,016
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	30,000	31,108
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	70,000	72,515
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	80,000	83,430
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	20,000	21,032
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	103,676
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	50,000	52,953
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	80,000	86,395
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	50,000	54,191
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	80,000	90,964
Regions Financial Corp 1.8% 8/12/2028	100,000	94,248
Regions Financial Corp 7.375% 12/10/2037	20,000	23,159
Santander Holdings USA Inc 4.4% 7/13/2027	73,000	73,214
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	40,000	41,442
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	80,000	83,703
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	60,000	67,287
Truist Financial Corp 1.267% 3/2/2027 (b)	103,000	102,208
Truist Financial Corp 3.875% 3/19/2029	110,000	108,811
Truist Financial Corp 4.873% 1/26/2029 (b)	35,000	35,541
Truist Financial Corp 5.711% 1/24/2035 (b)	60,000	63,450
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	106,647
Truist Financial Corp 6.123% 10/28/2033 (b)	100,000	108,209
US Bancorp 1.375% 7/22/2030	380,000	336,622
US Bancorp 2.491% 11/3/2036 (b)	50,000	43,687
US Bancorp 3.1% 4/27/2026	50,000	49,809
US Bancorp 3.9% 4/26/2028	94,000	94,157
US Bancorp 4.653% 2/1/2029 (b)	80,000	80,994
US Bancorp 4.967% 7/22/2033 (b)	30,000	30,308
US Bancorp 5.046% 2/12/2031 (b)	40,000	41,199
US Bancorp 5.424% 2/12/2036 (b)	50,000	52,280
US Bancorp 5.836% 6/12/2034 (b)	100,000	107,320
US Bancorp 5.85% 10/21/2033 (b)	30,000	32,206
Wachovia Corp 5.5% 8/1/2035	60,000	62,525
Wells Fargo & Co 2.879% 10/30/2030 (b)	510,000	486,194
Wells Fargo & Co 3.9% 5/1/2045	100,000	82,535
Wells Fargo & Co 4.078% 9/15/2029 (b)	50,000	49,982
Wells Fargo & Co 4.611% 4/25/2053 (b)	120,000	105,769
Wells Fargo & Co 4.897% 7/25/2033 (b)	425,000	434,749
Wells Fargo & Co 4.9% 11/17/2045	280,000	255,494
Wells Fargo & Co 5.211% 12/3/2035 (b)	440,000	454,417
Wells Fargo & Co 5.389% 4/24/2034 (b)	170,000	178,212
Wells Fargo & Co 5.557% 7/25/2034 (b)	50,000	52,959
Wells Fargo & Co 5.574% 7/25/2029 (b)	50,000	51,820
Wells Fargo & Co 5.606% 1/15/2044	100,000	100,808
Wells Fargo & Co 6.491% 10/23/2034 (b)	100,000	111,825
		17,379,273
Capital Markets - 1.7%
Affiliated Managers Group Inc 5.5% 8/20/2034	20,000	20,537
Ameriprise Financial Inc 5.15% 5/15/2033	15,000	15,631
Ameriprise Financial Inc 5.7% 12/15/2028	40,000	41,913
Bank of New York Mellon Corp/The 1.8% 7/28/2031	47,000	41,562
Bank of New York Mellon Corp/The 3.3% 8/23/2029	40,000	38,928
Bank of New York Mellon Corp/The 3.85% 4/28/2028	170,000	170,508
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (b)	50,000	49,590
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	50,000	51,514
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	30,000	30,801
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	90,000	92,801
Bank of New York Mellon Corp/The 5.225% 11/20/2035 (b)	70,000	72,805
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)	20,000	20,868
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (b)	100,000	108,286
BlackRock Funding Inc 4.6% 7/26/2027	60,000	60,759
BlackRock Funding Inc 4.9% 1/8/2035	30,000	30,843
BlackRock Funding Inc 5.35% 1/8/2055	105,000	104,325
Blackrock Inc 3.2% 3/15/2027	220,000	218,517
Blackrock Inc 4.75% 5/25/2033	10,000	10,281
Cboe Global Markets Inc 3.65% 1/12/2027	60,000	59,764
Charles Schwab Corp/The 1.65% 3/11/2031	50,000	43,878
Charles Schwab Corp/The 2% 3/20/2028	115,000	110,437
Charles Schwab Corp/The 2.9% 3/3/2032	55,000	50,548
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	30,000	30,078
Charles Schwab Corp/The 4.914% 11/14/2036 (b)	20,000	20,036
Charles Schwab Corp/The 5.853% 5/19/2034 (b)	10,000	10,748
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	90,000	98,508
CME Group Inc 2.65% 3/15/2032	90,000	82,350
CME Group Inc 4.15% 6/15/2048	20,000	17,097
Franklin Resources Inc 2.95% 8/12/2051	20,000	12,838
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	100,000	99,925
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	260,000	254,890
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	100,000	89,922
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	65,000	59,449
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	165,000	149,524
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	135,000	106,881
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	795,000	789,605
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	155,000	140,847
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (b)	200,000	200,236
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	180,000	168,789
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (b)	200,000	203,111
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	19,045
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	50,000	51,803
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	30,000	31,134
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	100,000	104,788
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	170,000	173,254
Goldman Sachs Group Inc/The 6.125% 2/15/2033	40,000	44,112
Goldman Sachs Group Inc/The 6.25% 2/1/2041	75,000	82,890
Goldman Sachs Group Inc/The 6.45% 5/1/2036	20,000	22,076
Goldman Sachs Group Inc/The 6.75% 10/1/2037	180,000	202,746
Intercontinental Exchange Inc 1.85% 9/15/2032	140,000	119,575
Intercontinental Exchange Inc 2.65% 9/15/2040	225,000	167,937
Intercontinental Exchange Inc 3% 9/15/2060	20,000	12,172
Intercontinental Exchange Inc 3.75% 9/21/2028	20,000	19,890
Intercontinental Exchange Inc 4.35% 6/15/2029	100,000	101,049
Intercontinental Exchange Inc 4.95% 6/15/2052	10,000	9,259
Intercontinental Exchange Inc 5.2% 6/15/2062	20,000	18,693
Intercontinental Exchange Inc 5.25% 6/15/2031	50,000	52,368
Lazard Group LLC 4.5% 9/19/2028	70,000	70,515
Legg Mason Inc 5.625% 1/15/2044	10,000	10,052
LPL Holdings Inc 5.15% 6/15/2030	60,000	61,313
LPL Holdings Inc 5.65% 3/15/2035	20,000	20,503
LPL Holdings Inc 6.75% 11/17/2028	20,000	21,331
Moody's Corp 4.25% 2/1/2029	110,000	110,630
Moody's Corp 4.875% 12/17/2048	40,000	36,187
Moody's Corp 5% 8/5/2034	100,000	102,647
Morgan Stanley 1.512% 7/20/2027 (b)	70,000	68,838
Morgan Stanley 1.593% 5/4/2027 (b)	60,000	59,345
Morgan Stanley 1.794% 2/13/2032 (b)	195,000	171,863
Morgan Stanley 2.239% 7/21/2032 (b)	70,000	62,431
Morgan Stanley 2.484% 9/16/2036 (b)	55,000	48,422
Morgan Stanley 2.511% 10/20/2032 (b)	20,000	18,009
Morgan Stanley 2.699% 1/22/2031 (b)	360,000	338,221
Morgan Stanley 3.217% 4/22/2042 (b)	175,000	138,318
Morgan Stanley 3.625% 1/20/2027	268,000	267,138
Morgan Stanley 3.772% 1/24/2029 (b)	510,000	506,626
Morgan Stanley 3.95% 4/23/2027	50,000	49,996
Morgan Stanley 4.892% 10/22/2036 (b)	170,000	170,551
Morgan Stanley 5.042% 7/19/2030 (b)	20,000	20,559
Morgan Stanley 5.123% 2/1/2029 (b)	100,000	102,134
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	204,761
Morgan Stanley 5.192% 4/17/2031 (b)	280,000	289,800
Morgan Stanley 5.25% 4/21/2034 (b)	50,000	51,909
Morgan Stanley 5.297% 4/20/2037 (b)	95,000	97,377
Morgan Stanley 5.32% 7/19/2035 (b)	20,000	20,771
Morgan Stanley 5.424% 7/21/2034 (b)	240,000	251,579
Morgan Stanley 5.587% 1/18/2036 (b)	100,000	105,557
Morgan Stanley 5.597% 3/24/2051 (b)	160,000	163,517
Morgan Stanley 5.664% 4/17/2036 (b)	140,000	148,622
Morgan Stanley 5.831% 4/19/2035 (b)	80,000	85,807
Morgan Stanley 5.942% 2/7/2039 (b)	60,000	63,334
Morgan Stanley 6.627% 11/1/2034 (b)	20,000	22,563
Nasdaq Inc 1.65% 1/15/2031	85,000	75,099
Nasdaq Inc 2.5% 12/21/2040	70,000	50,418
Nasdaq Inc 3.95% 3/7/2052	10,000	7,734
Nasdaq Inc 5.35% 6/28/2028	30,000	30,945
Nasdaq Inc 5.95% 8/15/2053	8,000	8,358
Nasdaq Inc 6.1% 6/28/2063	10,000	10,515
Northern Trust Corp 1.95% 5/1/2030	50,000	45,839
Northern Trust Corp 3.375% 5/8/2032 (b)	30,000	29,523
Northern Trust Corp 6.125% 11/2/2032	15,000	16,420
Raymond James Financial Inc 4.9% 9/11/2035	40,000	39,843
Raymond James Financial Inc 5.65% 9/11/2055	40,000	39,605
S&P Global Inc 2.3% 8/15/2060	85,000	44,083
S&P Global Inc 2.9% 3/1/2032	20,000	18,520
S&P Global Inc 3.25% 12/1/2049	50,000	35,987
S&P Global Inc 4.75% 8/1/2028	70,000	71,354
State Street Corp 1.684% 11/18/2027 (b)	250,000	244,557
State Street Corp 2.203% 2/7/2028 (b)	140,000	137,101
State Street Corp 2.623% 2/7/2033 (b)	60,000	54,363
State Street Corp 4.729% 2/28/2030	30,000	30,770
State Street Corp 4.784% 10/23/2036 (b)	20,000	20,066
State Street Corp 4.821% 1/26/2034 (b)	80,000	81,591
State Street Corp 5.146% 2/28/2036 (b)	20,000	20,623
State Street Corp 5.159% 5/18/2034 (b)	30,000	31,230
State Street Corp 6.123% 11/21/2034 (b)	30,000	32,675
		10,351,166
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (b)	50,000	51,805
Ally Financial Inc 6.848% 1/3/2030 (b)	40,000	42,292
Ally Financial Inc 8% 11/1/2031	65,000	73,969
American Express Co 4.05% 12/3/2042	70,000	60,738
American Express Co 4.804% 10/24/2036 (b)	100,000	99,499
American Express Co 5.043% 5/1/2034 (b)	60,000	61,953
American Express Co 5.282% 7/27/2029 (b)	60,000	61,888
American Express Co 5.284% 7/26/2035 (b)	100,000	103,789
American Express Co 5.442% 1/30/2036 (b)	50,000	52,288
American Express Co 5.667% 4/25/2036 (b)	60,000	63,699
Capital One Financial Corp 2.359% 7/29/2032 (b)	10,000	8,740
Capital One Financial Corp 3.273% 3/1/2030 (b)	80,000	77,673
Capital One Financial Corp 3.75% 7/28/2026	115,000	114,637
Capital One Financial Corp 3.8% 1/31/2028	210,000	208,880
Capital One Financial Corp 4.1% 2/9/2027	50,000	49,962
Capital One Financial Corp 4.493% 9/11/2031 (b)	10,000	9,994
Capital One Financial Corp 4.5% 1/30/2026	102,000	102,000
Capital One Financial Corp 5.197% 9/11/2036 (b)	40,000	39,929
Capital One Financial Corp 5.247% 7/26/2030 (b)	80,000	82,443
Capital One Financial Corp 5.468% 2/1/2029 (b)	45,000	46,188
Capital One Financial Corp 5.7% 2/1/2030 (b)	60,000	62,478
Capital One Financial Corp 6.183% 1/30/2036 (b)	50,000	52,446
Capital One Financial Corp 6.377% 6/8/2034 (b)	170,000	184,753
Capital One Financial Corp 7.964% 11/2/2034 (b)	40,000	47,351
Ford Motor Credit Co LLC 5.85% 5/17/2027	200,000	202,772
Ford Motor Credit Co LLC 6.798% 11/7/2028	200,000	209,394
Ford Motor Credit Co LLC 6.8% 5/12/2028	145,000	151,028
John Deere Capital Corp 1.7% 1/11/2027	270,000	263,876
John Deere Capital Corp 3.45% 3/7/2029	60,000	59,252
John Deere Capital Corp 4.375% 10/15/2030	20,000	20,269
John Deere Capital Corp 4.55% 6/5/2030	100,000	101,997
John Deere Capital Corp 4.9% 3/3/2028	60,000	61,427
John Deere Capital Corp 5.05% 6/12/2034	30,000	31,189
John Deere Capital Corp 5.15% 9/8/2033	60,000	63,093
Synchrony Financial 2.875% 10/28/2031	30,000	26,848
Synchrony Financial 3.7% 8/4/2026	30,000	29,874
Synchrony Financial 5.935% 8/2/2030 (b)	50,000	51,919
Toyota Motor Credit Corp 2.15% 2/13/2030	110,000	102,277
Toyota Motor Credit Corp 2.4% 1/13/2032	70,000	62,982
Toyota Motor Credit Corp 3.65% 1/8/2029	60,000	59,431
Toyota Motor Credit Corp 4.55% 8/9/2029	10,000	10,187
Toyota Motor Credit Corp 4.6% 10/10/2031	30,000	30,515
Toyota Motor Credit Corp 4.625% 1/12/2028	145,000	147,289
Toyota Motor Credit Corp 4.65% 1/5/2029	160,000	163,270
Toyota Motor Credit Corp 5.55% 11/20/2030	10,000	10,627
		3,618,910
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	50,000	49,124
Aon Corp / Aon Global Holdings PLC 2.9% 8/23/2051	50,000	31,552
Apollo Global Management Inc 5.15% 8/12/2035	120,000	120,241
CNH Industrial Capital LLC 5.5% 1/12/2029	60,000	62,133
Corebridge Financial Inc 4.35% 4/5/2042	110,000	94,731
Corebridge Financial Inc 6.875% 12/15/2052 (b)	60,000	61,296
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	309,346
DH Europe Finance II Sarl 2.6% 11/15/2029	20,000	18,975
DH Europe Finance II Sarl 3.4% 11/15/2049	20,000	14,819
Equitable Holdings Inc 4.35% 4/20/2028	57,000	57,213
Equitable Holdings Inc 5% 4/20/2048	56,000	50,713
Fidelity National Information Services Inc 1.15% 3/1/2026	68,000	67,491
Fidelity National Information Services Inc 2.25% 3/1/2031	50,000	44,704
Fidelity National Information Services Inc 5.1% 7/15/2032	60,000	61,493
Fiserv Inc 2.65% 6/1/2030	130,000	119,572
Fiserv Inc 3.5% 7/1/2029	40,000	38,702
Fiserv Inc 4.4% 7/1/2049	120,000	95,611
Fiserv Inc 4.55% 2/15/2031	150,000	148,881
Global Payments Inc 1.2% 3/1/2026	122,000	121,043
Global Payments Inc 4.15% 8/15/2049	50,000	37,432
Global Payments Inc 4.875% 11/15/2030	200,000	200,469
Global Payments Inc 5.4% 8/15/2032	20,000	20,345
Global Payments Inc 5.95% 8/15/2052	20,000	19,216
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	40,000	41,451
Jackson Financial Inc 3.125% 11/23/2031	20,000	18,229
Jackson Financial Inc 5.17% 6/8/2027	50,000	50,560
Jackson Financial Inc 5.67% 6/8/2032	20,000	20,735
Mastercard Inc 2.95% 11/21/2026	185,000	183,519
Mastercard Inc 2.95% 3/15/2051	100,000	67,140
Mastercard Inc 3.3% 3/26/2027	13,000	12,922
Mastercard Inc 3.35% 3/26/2030	18,000	17,609
Mastercard Inc 3.65% 6/1/2049	20,000	15,592
Mastercard Inc 3.85% 3/26/2050	65,000	52,137
Mastercard Inc 4.875% 5/9/2034	70,000	72,116
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	100,000	98,377
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	30,000	32,281
PayPal Holdings Inc 2.3% 6/1/2030	50,000	46,300
PayPal Holdings Inc 5.1% 4/1/2035	50,000	51,161
PayPal Holdings Inc 5.25% 6/1/2062	55,000	51,578
PayPal Holdings Inc 5.5% 6/1/2054	10,000	9,899
Rexford Industrial Realty LP 2.125% 12/1/2030	20,000	17,928
Visa Inc 1.9% 4/15/2027	43,000	41,988
Visa Inc 2% 8/15/2050	50,000	27,699
Visa Inc 2.05% 4/15/2030	70,000	64,855
Visa Inc 2.7% 4/15/2040	60,000	46,672
Visa Inc 2.75% 9/15/2027	205,000	201,774
Visa Inc 4.3% 12/14/2045	65,000	57,544
Voya Financial Inc 3.65% 6/15/2026	60,000	59,857
Voya Financial Inc 5.7% 7/15/2043	20,000	20,179
Western Union Co/The 6.2% 11/17/2036	15,000	15,713
		3,240,917
Insurance - 0.8%
AFLAC Inc 4.75% 1/15/2049	30,000	26,824
Allstate Corp/The 1.45% 12/15/2030	280,000	244,483
Allstate Corp/The 4.2% 12/15/2046	30,000	25,178
American International Group Inc 4.375% 6/30/2050	50,000	42,195
American International Group Inc 4.5% 7/16/2044	127,000	113,155
Aon Corp 4.5% 12/15/2028	50,000	50,670
Aon Corp 6.25% 9/30/2040	10,000	11,055
Aon Global Ltd 4.75% 5/15/2045	68,000	61,216
Aon North America Inc 5.45% 3/1/2034	185,000	193,472
Aon North America Inc 5.75% 3/1/2054	10,000	10,137
Arch Capital Finance LLC 4.011% 12/15/2026	170,000	169,943
Arch Capital Finance LLC 5.031% 12/15/2046	10,000	9,513
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	48,376
Arthur J Gallagher & Co 3.5% 5/20/2051	20,000	14,222
Arthur J Gallagher & Co 4.85% 12/15/2029	30,000	30,657
Arthur J Gallagher & Co 5.15% 2/15/2035	100,000	101,537
Arthur J Gallagher & Co 5.45% 7/15/2034	20,000	20,808
Arthur J Gallagher & Co 5.55% 2/15/2055	22,000	21,412
Arthur J Gallagher & Co 5.75% 3/2/2053	35,000	34,894
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	33,570
Assurant Inc 4.9% 3/27/2028	30,000	30,383
Assured Guaranty US Holdings Inc 3.15% 6/15/2031	40,000	37,750
Athene Holding Ltd 5.875% 1/15/2034	111,000	115,097
Athene Holding Ltd 6.15% 4/3/2030	65,000	68,841
Athene Holding Ltd 6.625% 10/15/2054 (b)	20,000	19,573
Athene Holding Ltd 6.625% 5/19/2055	30,000	31,107
Athene Holding Ltd 6.65% 2/1/2033	40,000	43,197
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	31,108
Brown & Brown Inc 2.375% 3/15/2031	50,000	44,763
Brown & Brown Inc 4.5% 3/15/2029	65,000	65,222
Brown & Brown Inc 5.55% 6/23/2035	40,000	41,118
Brown & Brown Inc 6.25% 6/23/2055	40,000	41,907
Chubb Corp/The 6.5% 5/15/2038	40,000	45,454
Chubb INA Holdings LLC 1.375% 9/15/2030	50,000	44,064
Chubb INA Holdings LLC 2.85% 12/15/2051	15,000	9,785
Chubb INA Holdings LLC 3.05% 12/15/2061	70,000	44,008
Chubb INA Holdings LLC 4.9% 8/15/2035	70,000	70,824
First American Financial Corp 2.4% 8/15/2031	40,000	35,049
Globe Life Inc 2.15% 8/15/2030	60,000	54,381
Hartford Insurance Group Inc/The 2.8% 8/19/2029	135,000	128,838
Hartford Insurance Group Inc/The 2.9% 9/15/2051	20,000	13,060
Hartford Insurance Group Inc/The 3.6% 8/19/2049	20,000	15,132
Lincoln National Corp 3.8% 3/1/2028	76,000	75,488
Lincoln National Corp 5.35% 11/15/2035	60,000	60,200
Markel Group Inc 5% 5/20/2049	70,000	62,957
Markel Group Inc 6% 5/16/2054	10,000	10,296
Marsh & McLennan Cos Inc 2.9% 12/15/2051	50,000	32,300
Marsh & McLennan Cos Inc 3.75% 3/14/2026	220,000	219,762
Marsh & McLennan Cos Inc 4.35% 1/30/2047	30,000	25,831
Marsh & McLennan Cos Inc 4.65% 3/15/2030	100,000	101,972
Marsh & McLennan Cos Inc 4.75% 3/15/2039	95,000	92,307
Marsh & McLennan Cos Inc 4.85% 11/15/2031	100,000	102,642
Marsh & McLennan Cos Inc 4.9% 3/15/2049	33,000	30,270
Marsh & McLennan Cos Inc 5% 3/15/2035	70,000	71,181
Marsh & McLennan Cos Inc 5.4% 3/15/2055	40,000	39,180
Marsh & McLennan Cos Inc 5.4% 9/15/2033	30,000	31,612
MetLife Inc 4.125% 8/13/2042	100,000	86,194
MetLife Inc 4.55% 3/23/2030	200,000	204,306
MetLife Inc 5% 7/15/2052	50,000	46,362
MetLife Inc 5.25% 1/15/2054	10,000	9,664
MetLife Inc 5.375% 7/15/2033	75,000	79,201
MetLife Inc 5.7% 6/15/2035	60,000	64,347
MetLife Inc 6.35% 3/15/2055 (b)	5,000	5,281
MetLife Inc 6.4% 12/15/2066 (b)	70,000	73,555
Principal Financial Group Inc 3.1% 11/15/2026	70,000	69,378
Principal Financial Group Inc 4.3% 11/15/2046	20,000	17,235
Principal Financial Group Inc 6.05% 10/15/2036	50,000	54,733
Progressive Corp/The 3% 3/15/2032	65,000	60,264
Progressive Corp/The 3.2% 3/26/2030	100,000	96,590
Progressive Corp/The 4.125% 4/15/2047	50,000	42,241
Progressive Corp/The 4.2% 3/15/2048	10,000	8,497
Prudential Financial Inc 3.7% 10/1/2050 (b)	75,000	69,999
Prudential Financial Inc 3.7% 3/13/2051	20,000	15,161
Prudential Financial Inc 3.935% 12/7/2049	20,000	15,807
Prudential Financial Inc 4.35% 2/25/2050	190,000	160,676
Prudential Financial Inc 4.5% 9/15/2047 (b)	80,000	79,020
Prudential Financial Inc 5.7% 9/15/2048 (b)	50,000	50,626
Prudential Financial Inc 6.5% 3/15/2054 (b)	10,000	10,535
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,897
Reinsurance Group of America Inc 6% 9/15/2033	20,000	21,415
Reinsurance Group of America Inc 6.65% 9/15/2055 (b)	20,000	20,638
Selective Insurance Group Inc 5.9% 4/15/2035	20,000	21,002
Travelers Companies Inc/The 5.35% 11/1/2040	125,000	128,161
Travelers Companies Inc/The 5.45% 5/25/2053	40,000	40,143
Travelers Companies Inc/The 5.7% 7/24/2055	30,000	31,177
Travelers Companies Inc/The 6.25% 6/15/2037	40,000	44,883
Unum Group 4% 6/15/2029	30,000	29,684
Unum Group 5.25% 12/15/2035	20,000	19,959
Unum Group 6% 6/15/2054	30,000	29,874
Willis North America Inc 2.95% 9/15/2029	93,000	88,555
Willis North America Inc 4.5% 9/15/2028	30,000	30,233
Willis North America Inc 5.9% 3/5/2054	40,000	40,597
		5,136,866
TOTAL FINANCIALS		39,727,132

Health Care - 3.1%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	205,000	203,084
AbbVie Inc 3.2% 11/21/2029	20,000	19,399
AbbVie Inc 4.05% 11/21/2039	10,000	9,048
AbbVie Inc 4.25% 11/21/2049	400,000	337,677
AbbVie Inc 4.5% 5/14/2035	160,000	158,761
AbbVie Inc 4.7% 5/14/2045	230,000	211,876
AbbVie Inc 4.8% 3/15/2029	100,000	102,631
AbbVie Inc 4.875% 11/14/2048	120,000	111,726
AbbVie Inc 5.05% 3/15/2034	100,000	103,715
AbbVie Inc 5.4% 3/15/2054	80,000	79,744
Amgen Inc 2.8% 8/15/2041	200,000	148,285
Amgen Inc 3.15% 2/21/2040	105,000	84,003
Amgen Inc 3.375% 2/21/2050	30,000	21,820
Amgen Inc 4.2% 3/1/2033	100,000	98,274
Amgen Inc 4.4% 5/1/2045	178,000	155,309
Amgen Inc 4.875% 3/1/2053	40,000	35,962
Amgen Inc 5.15% 3/2/2028	270,000	276,360
Amgen Inc 5.25% 3/2/2030	220,000	228,645
Amgen Inc 5.25% 3/2/2033	90,000	93,803
Amgen Inc 5.6% 3/2/2043	80,000	81,739
Amgen Inc 5.65% 3/2/2053	50,000	50,233
Amgen Inc 5.75% 3/2/2063	120,000	120,225
Baxalta Inc 5.25% 6/23/2045	135,000	131,099
Biogen Inc 3.15% 5/1/2050	20,000	13,284
Biogen Inc 3.25% 2/15/2051	67,000	44,881
Biogen Inc 5.05% 1/15/2031	170,000	175,915
Biogen Inc 5.2% 9/15/2045	10,000	9,384
Gilead Sciences Inc 2.6% 10/1/2040	150,000	111,997
Gilead Sciences Inc 2.8% 10/1/2050	110,000	71,352
Gilead Sciences Inc 3.65% 3/1/2026	175,000	174,783
Gilead Sciences Inc 4.5% 2/1/2045	30,000	27,024
Gilead Sciences Inc 4.8% 11/15/2029	50,000	51,531
Gilead Sciences Inc 4.8% 4/1/2044	52,000	48,737
Gilead Sciences Inc 5.5% 11/15/2054	100,000	100,992
Gilead Sciences Inc 5.55% 10/15/2053	20,000	20,355
		3,713,653
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.75% 11/30/2036	45,000	45,753
Abbott Laboratories 4.75% 4/15/2043	20,000	19,323
Abbott Laboratories 5.3% 5/27/2040	140,000	146,121
Abbott Laboratories 6% 4/1/2039	20,000	22,402
Baxter International Inc 1.915% 2/1/2027	60,000	58,457
Baxter International Inc 2.539% 2/1/2032	100,000	87,418
Baxter International Inc 3.132% 12/1/2051	10,000	6,435
Becton Dickinson & Co 2.823% 5/20/2030	140,000	132,079
Becton Dickinson & Co 3.794% 5/20/2050	20,000	15,260
Becton Dickinson & Co 4.685% 12/15/2044	10,000	8,964
Becton Dickinson & Co 5.081% 6/7/2029	200,000	205,802
Boston Scientific Corp 2.65% 6/1/2030	161,000	151,861
GE HealthCare Technologies Inc 5.5% 6/15/2035	70,000	73,105
GE HealthCare Technologies Inc 5.905% 11/22/2032	100,000	108,035
Medtronic Inc 4.375% 3/15/2035	157,000	155,547
Solventum Corp 5.6% 3/23/2034	140,000	146,304
Stryker Corp 2.9% 6/15/2050	80,000	53,685
Stryker Corp 4.625% 9/11/2034	50,000	50,159
Stryker Corp 4.85% 2/10/2030	100,000	102,924
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	60,000	54,209
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	80,000	82,502
		1,726,345
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	40,000	35,299
Cardinal Health Inc 3.41% 6/15/2027	70,000	69,344
Cardinal Health Inc 4.9% 9/15/2045	30,000	27,458
Cardinal Health Inc 5.35% 11/15/2034	20,000	20,723
Cardinal Health Inc 5.75% 11/15/2054	50,000	50,695
Cencora Inc 4.85% 12/15/2029	10,000	10,255
Cencora Inc 5.125% 2/15/2034	70,000	72,332
Cencora Inc 5.15% 2/15/2035	10,000	10,296
Centene Corp 2.5% 3/1/2031	20,000	17,243
Centene Corp 2.625% 8/1/2031	70,000	59,980
Centene Corp 3.375% 2/15/2030	140,000	128,560
Centene Corp 4.25% 12/15/2027	90,000	88,894
Cigna Group/The 2.375% 3/15/2031	100,000	90,626
Cigna Group/The 2.4% 3/15/2030	210,000	195,161
Cigna Group/The 3.4% 3/15/2051	20,000	14,080
Cigna Group/The 4.375% 10/15/2028	100,000	100,995
Cigna Group/The 4.5% 9/15/2030	40,000	40,307
Cigna Group/The 4.8% 7/15/2046	170,000	153,136
Cigna Group/The 4.8% 8/15/2038	69,000	66,800
Cigna Group/The 4.9% 12/15/2048	19,000	17,233
Cigna Group/The 5.25% 2/15/2034	60,000	62,134
Cigna Group/The 5.4% 3/15/2033	30,000	31,447
Cigna Group/The 6% 1/15/2056	60,000	62,599
CVS Health Corp 1.3% 8/21/2027	270,000	257,452
CVS Health Corp 2.875% 6/1/2026	170,000	168,893
CVS Health Corp 3.625% 4/1/2027	330,000	327,714
CVS Health Corp 4.3% 3/25/2028	250,000	250,693
CVS Health Corp 4.78% 3/25/2038	42,000	39,922
CVS Health Corp 4.875% 7/20/2035	160,000	158,459
CVS Health Corp 5.05% 3/25/2048	60,000	53,833
CVS Health Corp 5.125% 7/20/2045	320,000	293,098
CVS Health Corp 5.25% 2/21/2033	50,000	51,742
CVS Health Corp 5.45% 9/15/2035	60,000	61,933
CVS Health Corp 5.625% 2/21/2053	60,000	57,289
CVS Health Corp 5.875% 6/1/2053	20,000	19,760
CVS Health Corp 6% 6/1/2063	100,000	98,659
CVS Health Corp 6.2% 9/15/2055	30,000	31,082
Elevance Health Inc 3.125% 5/15/2050	130,000	86,429
Elevance Health Inc 3.65% 12/1/2027	240,000	238,341
Elevance Health Inc 3.7% 9/15/2049	10,000	7,428
Elevance Health Inc 4% 9/15/2028	110,000	109,764
Elevance Health Inc 4.101% 3/1/2028	100,000	100,040
Elevance Health Inc 4.625% 5/15/2042	30,000	27,182
Elevance Health Inc 4.65% 1/15/2043	65,000	58,824
Elevance Health Inc 5.2% 2/15/2035	70,000	71,786
Elevance Health Inc 5.65% 6/15/2054	90,000	88,605
Elevance Health Inc 5.7% 9/15/2055	30,000	29,794
Elevance Health Inc 5.85% 11/1/2064	60,000	59,613
HCA Inc 3.625% 3/15/2032	100,000	94,856
HCA Inc 4.125% 6/15/2029	289,000	288,359
HCA Inc 4.375% 3/15/2042	50,000	43,433
HCA Inc 5.125% 6/15/2039	50,000	48,958
HCA Inc 5.45% 9/15/2034	20,000	20,760
HCA Inc 5.5% 6/15/2047	50,000	48,155
HCA Inc 5.75% 3/1/2035	260,000	274,547
HCA Inc 6% 4/1/2054	100,000	101,516
HCA Inc 6.1% 4/1/2064	60,000	61,021
Humana Inc 1.35% 2/3/2027	50,000	48,400
Humana Inc 3.125% 8/15/2029	50,000	48,043
Humana Inc 4.875% 4/1/2030	114,000	115,614
Humana Inc 5.375% 4/15/2031	110,000	113,807
Humana Inc 5.5% 3/15/2053	30,000	27,788
Humana Inc 6% 5/1/2055	50,000	49,605
Laboratory Corp of America Holdings 2.95% 12/1/2029	180,000	171,390
McKesson Corp 3.95% 2/16/2028	70,000	70,052
McKesson Corp 4.65% 5/30/2030	10,000	10,199
McKesson Corp 5.25% 5/30/2035	50,000	52,130
Quest Diagnostics Inc 2.8% 6/30/2031	85,000	78,598
UnitedHealth Group Inc 1.25% 1/15/2026	25,000	24,906
UnitedHealth Group Inc 2% 5/15/2030	80,000	73,194
UnitedHealth Group Inc 2.3% 5/15/2031	286,000	258,742
UnitedHealth Group Inc 2.9% 5/15/2050	381,000	247,591
UnitedHealth Group Inc 2.95% 10/15/2027	130,000	127,903
UnitedHealth Group Inc 3.05% 5/15/2041	115,000	88,474
UnitedHealth Group Inc 3.7% 8/15/2049	20,000	15,151
UnitedHealth Group Inc 4.25% 1/15/2029	30,000	30,225
UnitedHealth Group Inc 4.375% 3/15/2042	55,000	49,197
UnitedHealth Group Inc 4.75% 7/15/2045	70,000	64,050
UnitedHealth Group Inc 4.8% 1/15/2030	150,000	154,075
UnitedHealth Group Inc 5.05% 4/15/2053	110,000	101,468
UnitedHealth Group Inc 5.2% 4/15/2063	40,000	36,704
UnitedHealth Group Inc 5.5% 4/15/2064	60,000	57,777
UnitedHealth Group Inc 5.625% 7/15/2054	130,000	130,235
UnitedHealth Group Inc 5.8% 3/15/2036	50,000	53,800
UnitedHealth Group Inc 6.05% 2/15/2063	50,000	52,314
UnitedHealth Group Inc 6.625% 11/15/2037	50,000	57,189
UnitedHealth Group Inc 6.875% 2/15/2038	185,000	215,855
		7,780,013
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	30,000	30,083
Agilent Technologies Inc 4.75% 9/9/2034	30,000	30,140
Danaher Corp 2.6% 10/1/2050	80,000	50,041
Danaher Corp 2.8% 12/10/2051	20,000	12,913
Revvity Inc 2.25% 9/15/2031	60,000	52,968
Thermo Fisher Scientific Inc 2.6% 10/1/2029	320,000	304,306
Thermo Fisher Scientific Inc 4.794% 10/7/2035	90,000	90,904
Thermo Fisher Scientific Inc 5.086% 8/10/2033	40,000	41,758
		613,113
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co 2.35% 11/13/2040	160,000	114,950
Bristol-Myers Squibb Co 3.55% 3/15/2042	50,000	40,883
Bristol-Myers Squibb Co 3.9% 3/15/2062	50,000	37,075
Bristol-Myers Squibb Co 4.125% 6/15/2039	210,000	193,534
Bristol-Myers Squibb Co 4.55% 2/20/2048	55,000	48,543
Bristol-Myers Squibb Co 5.2% 2/22/2034	150,000	157,417
Eli Lilly & Co 2.25% 5/15/2050	70,000	41,386
Eli Lilly & Co 3.7% 3/1/2045	110,000	90,170
Eli Lilly & Co 4.2% 8/14/2029	100,000	101,172
Eli Lilly & Co 4.75% 2/12/2030	50,000	51,504
Eli Lilly & Co 4.875% 2/27/2053	50,000	46,918
Eli Lilly & Co 4.9% 10/15/2035	200,000	205,515
Eli Lilly & Co 5.05% 8/14/2054	100,000	95,852
Eli Lilly & Co 5.5% 2/12/2055	50,000	51,354
Eli Lilly & Co 5.55% 3/15/2037	100,000	109,451
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	82,000	93,315
Haleon US Capital LLC 3.375% 3/24/2027	250,000	247,737
Johnson & Johnson 2.1% 9/1/2040	60,000	42,932
Johnson & Johnson 2.45% 9/1/2060	60,000	34,165
Johnson & Johnson 3.5% 1/15/2048	145,000	114,334
Johnson & Johnson 3.625% 3/3/2037	115,000	105,396
Johnson & Johnson 4.9% 6/1/2031	50,000	52,429
Johnson & Johnson 5% 3/1/2035	90,000	94,462
Merck & Co Inc 2.45% 6/24/2050	180,000	108,739
Merck & Co Inc 2.9% 12/10/2061	100,000	60,114
Merck & Co Inc 4.05% 5/17/2028	760,000	765,415
Merck & Co Inc 4.5% 5/17/2033	125,000	127,003
Merck & Co Inc 4.9% 5/17/2044	50,000	47,822
Merck & Co Inc 5.700% 9/15/2055	100,000	103,606
Mylan Inc 5.2% 4/15/2048	83,000	67,816
Mylan Inc 5.4% 11/29/2043	30,000	25,995
Novartis Capital Corp 2% 2/14/2027	175,000	171,511
Novartis Capital Corp 2.75% 8/14/2050	50,000	32,862
Novartis Capital Corp 3.7% 9/21/2042	110,000	92,557
Novartis Capital Corp 4.6% 11/5/2035	120,000	120,066
Novartis Capital Corp 5.3% 11/5/2055	20,000	19,835
Pfizer Inc 2.55% 5/28/2040	345,000	256,907
Pfizer Inc 3.9% 3/15/2039	50,000	44,883
Pfizer Inc 5.6% 11/15/2055	60,000	60,726
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	150,000	151,807
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	64,000	65,530
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	100,000	101,956
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	60,000	58,487
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	137,000	132,787
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	115,000	109,130
Royalty Pharma PLC 2.15% 9/2/2031	100,000	87,834
Royalty Pharma PLC 2.2% 9/2/2030	20,000	18,136
Royalty Pharma PLC 3.3% 9/2/2040	70,000	54,950
Royalty Pharma PLC 5.200% 9/25/2035	60,000	60,657
Viatris Inc 2.3% 6/22/2027	105,000	101,399
Viatris Inc 4% 6/22/2050	20,000	13,410
Wyeth LLC 6% 2/15/2036	100,000	109,657
Wyeth LLC 6.5% 2/1/2034	100,000	113,335
Zoetis Inc 3% 5/15/2050	70,000	47,316
Zoetis Inc 4.15% 8/17/2028	150,000	150,923
Zoetis Inc 5% 8/17/2035	10,000	10,175
		5,663,840
TOTAL HEALTH CARE		19,496,964

Industrials - 1.2%
Aerospace & Defense - 0.0%
GE Aerospace 5.875% 1/14/2038	75,000	82,407
GE Aerospace 6.75% 3/15/2032	40,000	45,627
Howmet Aerospace Inc 5.95% 2/1/2037	20,000	21,881
		149,915
Air Freight & Logistics - 0.1%
FedEx Corp 4.4% 1/15/2047	80,000	65,800
FedEx Corp 4.55% 4/1/2046	90,000	73,204
FedEx Corp 4.95% 10/17/2048	78,000	68,496
United Parcel Service Inc 2.5% 9/1/2029	90,000	85,477
United Parcel Service Inc 3.05% 11/15/2027	140,000	138,143
United Parcel Service Inc 3.4% 9/1/2049	50,000	36,104
United Parcel Service Inc 3.75% 11/15/2047	58,000	45,632
United Parcel Service Inc 5.25% 5/14/2035	30,000	31,372
United Parcel Service Inc 5.5% 5/22/2054	140,000	139,157
United Parcel Service Inc 5.6% 5/22/2064	20,000	19,734
United Parcel Service Inc 5.95% 5/14/2055	20,000	21,051
		724,170
Building Products - 0.1%
Carrier Global Corp 3.377% 4/5/2040	80,000	65,323
Carrier Global Corp 5.9% 3/15/2034	54,000	58,335
Carrier Global Corp 6.2% 3/15/2054	30,000	32,971
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	30,000	26,837
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	50,000	51,221
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	150,000	156,494
Johnson Controls International plc 5.125% 9/14/2045	14,000	13,122
Masco Corp 2% 2/15/2031	29,000	25,737
Masco Corp 3.125% 2/15/2051	14,000	9,368
Owens Corning 3.95% 8/15/2029	180,000	178,654
Owens Corning 5.95% 6/15/2054	35,000	35,901
Trane Technologies Holdco Inc 4.3% 2/21/2048	62,000	52,999
		706,962
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	200,000	172,994
Republic Services Inc 3.05% 3/1/2050	20,000	13,845
Republic Services Inc 5.2% 11/15/2034	30,000	31,305
Veralto Corp 5.35% 9/18/2028	30,000	30,975
Veralto Corp 5.5% 9/18/2026	40,000	40,375
Waste Connections Inc 2.2% 1/15/2032	150,000	132,989
Waste Management Inc 2% 6/1/2029	55,000	51,538
Waste Management Inc 2.5% 11/15/2050	135,000	82,492
Waste Management Inc 4.65% 3/15/2030	20,000	20,472
Waste Management Inc 4.875% 2/15/2029	70,000	71,962
Waste Management Inc 4.95% 3/15/2035	20,000	20,498
Waste Management Inc 4.95% 7/3/2027	20,000	20,326
Waste Management Inc 4.95% 7/3/2031	20,000	20,784
Waste Management Inc 5.35% 10/15/2054	40,000	39,712
		750,267
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	90,000	58,586
Hubbell Inc 3.35% 3/1/2026	60,000	60,000
Regal Rexnord Corp 6.4% 4/15/2033	70,000	75,485
Rockwell Automation Inc 4.2% 3/1/2049	40,000	33,966
		228,037
Ground Transportation - 0.3%
CSX Corp 2.5% 5/15/2051	115,000	69,600
CSX Corp 3.35% 9/15/2049	70,000	50,333
CSX Corp 4.5% 3/15/2049	90,000	78,350
CSX Corp 5.05% 6/15/2035	170,000	174,391
CSX Corp 5.2% 11/15/2033	50,000	52,404
Norfolk Southern Corp 2.9% 6/15/2026	100,000	99,428
Norfolk Southern Corp 3.05% 5/15/2050	50,000	33,583
Norfolk Southern Corp 3.155% 5/15/2055	195,000	128,523
Norfolk Southern Corp 4.1% 5/15/2121	80,000	57,083
Norfolk Southern Corp 5.1% 5/1/2035	50,000	51,430
Ryder System Inc 4.85% 6/15/2030	110,000	112,461
Uber Technologies Inc 4.15% 1/15/2031	90,000	89,606
Uber Technologies Inc 4.3% 1/15/2030	20,000	20,102
Uber Technologies Inc 4.8% 9/15/2034	40,000	40,224
Uber Technologies Inc 4.8% 9/15/2035	30,000	29,986
Uber Technologies Inc 5.35% 9/15/2054	40,000	38,722
Union Pacific Corp 2.891% 4/6/2036	70,000	59,561
Union Pacific Corp 3.2% 5/20/2041	45,000	35,564
Union Pacific Corp 3.5% 2/14/2053	10,000	7,270
Union Pacific Corp 3.6% 9/15/2037	145,000	130,205
Union Pacific Corp 3.839% 3/20/2060	132,000	97,842
Union Pacific Corp 3.875% 2/1/2055	20,000	15,378
Union Pacific Corp 4.05% 11/15/2045	120,000	100,256
Union Pacific Corp 4.95% 5/15/2053	70,000	65,320
Union Pacific Corp 5.1% 2/20/2035	30,000	31,180
Union Pacific Corp 5.15% 1/20/2063	10,000	9,390
Union Pacific Corp 5.6% 12/1/2054	30,000	30,498
		1,708,690
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	86,000	81,039
3M Co 3.05% 4/15/2030	7,000	6,703
3M Co 3.125% 9/19/2046	50,000	35,388
3M Co 3.7% 4/15/2050	8,000	6,076
3M Co 4% 9/14/2048	50,000	40,753
3M Co 5.15% 3/15/2035	50,000	51,763
		221,722
Machinery - 0.4%
AGCO Corp 5.8% 3/21/2034	20,000	20,927
Caterpillar Financial Services Corp 1.1% 9/14/2027	40,000	38,192
Caterpillar Financial Services Corp 2.4% 8/9/2026	140,000	138,600
Caterpillar Financial Services Corp 4.1% 8/15/2028	290,000	292,022
Caterpillar Inc 3.25% 4/9/2050	15,000	10,922
Caterpillar Inc 3.25% 9/19/2049	50,000	36,318
Caterpillar Inc 5.2% 5/15/2035	30,000	31,409
Caterpillar Inc 5.2% 5/27/2041	105,000	107,018
Caterpillar Inc 6.05% 8/15/2036	60,000	67,285
Cummins Inc 2.6% 9/1/2050	50,000	31,029
Cummins Inc 4.7% 2/15/2031	40,000	41,002
Cummins Inc 5.15% 2/20/2034	15,000	15,609
Cummins Inc 5.45% 2/20/2054	20,000	20,002
Deere & Co 2.875% 9/7/2049	130,000	88,800
Deere & Co 3.75% 4/15/2050	120,000	95,732
Deere & Co 3.9% 6/9/2042	10,000	8,721
Eaton Corp 4% 11/2/2032	50,000	49,290
Eaton Corp 4.15% 3/15/2033	80,000	79,253
Eaton Corp 4.7% 8/23/2052	30,000	27,339
Illinois Tool Works Inc 2.65% 11/15/2026	50,000	49,459
Illinois Tool Works Inc 3.9% 9/1/2042	30,000	25,630
Illinois Tool Works Inc 4.875% 9/15/2041	10,000	9,793
Ingersoll Rand Inc 5.197% 6/15/2027	90,000	91,401
Ingersoll Rand Inc 5.7% 6/15/2054	30,000	30,507
Ingersoll Rand Inc 5.7% 8/14/2033	30,000	32,018
Otis Worldwide Corp 3.112% 2/15/2040	50,000	39,454
Otis Worldwide Corp 3.362% 2/15/2050	20,000	14,327
Otis Worldwide Corp 5.131% 9/4/2035	10,000	10,218
Parker-Hannifin Corp 4% 6/14/2049	10,000	8,155
Parker-Hannifin Corp 4.2% 11/21/2034	75,000	73,490
Parker-Hannifin Corp 4.25% 9/15/2027	30,000	30,203
Parker-Hannifin Corp 6.25% 5/15/2038	20,000	22,546
Stanley Black & Decker Inc 2.75% 11/15/2050	60,000	36,071
Stanley Black & Decker Inc 3% 5/15/2032	50,000	45,237
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	30,000	29,820
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (d)	60,000	60,731
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	30,000	31,432
		1,839,962
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	56,125	52,686
Delta Air Lines Inc 4.95% 7/10/2028	60,000	60,921
Delta Air Lines Inc 5.25% 7/10/2030	30,000	30,799
		144,406
Professional Services - 0.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033	40,000	42,100
Paychex Inc 5.1% 4/15/2030	70,000	71,937
Paychex Inc 5.6% 4/15/2035	72,000	75,637
Verisk Analytics Inc 4.5% 8/15/2030	40,000	40,324
Verisk Analytics Inc 5.125% 2/15/2036	40,000	40,573
Verisk Analytics Inc 5.25% 3/15/2035	60,000	61,385
		331,956
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	50,000	49,906
Air Lease Corp 3% 2/1/2030	55,000	51,470
Air Lease Corp 3.125% 12/1/2030	20,000	18,566
Air Lease Corp 4.625% 10/1/2028	52,000	52,263
Air Lease Corp 5.2% 7/15/2031	30,000	30,595
Ferguson Enterprises Inc 5% 10/3/2034	20,000	20,291
GATX Corp 4.55% 11/7/2028	50,000	50,448
GATX Corp 4.9% 3/15/2033	65,000	65,570
GATX Corp 6.05% 3/15/2034	50,000	53,619
GATX Corp 6.9% 5/1/2034	60,000	67,863
WW Grainger Inc 4.45% 9/15/2034	60,000	59,940
WW Grainger Inc 4.6% 6/15/2045	20,000	18,312
		538,843
TOTAL INDUSTRIALS		7,344,930

Information Technology - 2.4%
Communications Equipment - 0.0%
Cisco Systems Inc 4.75% 2/24/2030	50,000	51,452
Cisco Systems Inc 5.05% 2/26/2034	70,000	72,645
Cisco Systems Inc 5.1% 2/24/2035	120,000	124,599
Cisco Systems Inc 5.3% 2/26/2054	10,000	9,800
Cisco Systems Inc 5.5% 1/15/2040	135,000	142,421
Cisco Systems Inc 5.9% 2/15/2039	90,000	98,243
Motorola Solutions Inc 5.2% 8/15/2032	140,000	144,625
		643,785
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	200,000	199,759
Amphenol Corp 4.125% 11/15/2030	60,000	59,881
Amphenol Corp 4.35% 6/1/2029	50,000	50,572
Amphenol Corp 4.625% 2/15/2036	30,000	29,717
Amphenol Corp 5.25% 4/5/2034	80,000	83,799
Amphenol Corp 5.3% 11/15/2055	40,000	38,966
Amphenol Corp 5.375% 11/15/2054	18,000	17,836
Corning Inc 3.9% 11/15/2049	20,000	15,786
Corning Inc 5.35% 11/15/2048	20,000	19,684
Dell International LLC / EMC Corp 4.9% 10/1/2026	30,000	30,160
Dell International LLC / EMC Corp 5.3% 10/1/2029	80,000	82,626
Dell International LLC / EMC Corp 8.1% 7/15/2036	40,000	48,774
Dell International LLC / EMC Corp 8.35% 7/15/2046	134,000	172,934
Flex Ltd 5.25% 1/15/2032	60,000	61,295
Vontier Corp 1.8% 4/1/2026	50,000	49,548
		961,337
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	130,000	127,886
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	30,000	28,054
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	40,000	40,858
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	20,000	20,576
IBM Corporation 2.85% 5/15/2040	135,000	102,913
IBM Corporation 2.95% 5/15/2050	100,000	65,333
IBM Corporation 3.45% 2/19/2026	166,000	165,731
IBM Corporation 3.5% 5/15/2029	240,000	235,884
IBM Corporation 4.15% 5/15/2039	100,000	90,515
IBM Corporation 5.2% 2/10/2035	100,000	103,582
IBM Corporation 5.6% 11/30/2039	110,000	115,553
		1,096,885
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	20,000	17,165
Analog Devices Inc 2.8% 10/1/2041	50,000	37,327
Analog Devices Inc 2.95% 10/1/2051	50,000	33,017
Analog Devices Inc 4.5% 6/15/2030	30,000	30,522
Analog Devices Inc 5.3% 12/15/2045	20,000	19,801
Applied Materials Inc 4% 1/15/2031	50,000	49,875
Applied Materials Inc 4.35% 4/1/2047	76,000	66,900
Broadcom Inc 3.419% 4/15/2033	185,000	173,365
Broadcom Inc 3.469% 4/15/2034	400,000	369,007
Broadcom Inc 3.75% 2/15/2051	80,000	62,121
Broadcom Inc 4.11% 9/15/2028	170,000	170,714
Broadcom Inc 4.15% 4/15/2032 (e)	70,000	69,099
Broadcom Inc 4.3% 11/15/2032	150,000	149,203
Broadcom Inc 4.55% 2/15/2032	70,000	70,828
Broadcom Inc 4.6% 7/15/2030	90,000	91,717
Broadcom Inc 4.8% 10/15/2034	70,000	70,977
Broadcom Inc 4.8% 2/15/2036	180,000	180,423
Broadcom Inc 5.05% 7/12/2029	50,000	51,666
Intel Corp 2.45% 11/15/2029	50,000	46,712
Intel Corp 4% 8/5/2029	210,000	208,075
Intel Corp 4.1% 5/19/2046	70,000	54,875
Intel Corp 4.6% 3/25/2040	100,000	90,610
Intel Corp 4.75% 3/25/2050	150,000	126,416
Intel Corp 4.875% 2/10/2028	50,000	50,766
Intel Corp 4.9% 8/5/2052	50,000	42,638
Intel Corp 5.05% 8/5/2062	20,000	16,798
Intel Corp 5.15% 2/21/2034	60,000	61,073
Intel Corp 5.2% 2/10/2033	70,000	71,825
Intel Corp 5.7% 2/10/2053	70,000	67,102
Intel Corp 5.9% 2/10/2063	110,000	106,278
KLA Corp 3.3% 3/1/2050	60,000	42,717
KLA Corp 4.65% 7/15/2032	210,000	214,556
KLA Corp 5.25% 7/15/2062	5,000	4,789
Lam Research Corp 2.875% 6/15/2050	50,000	33,274
Marvell Technology Inc 4.875% 6/22/2028	100,000	101,752
Marvell Technology Inc 5.45% 7/15/2035	20,000	20,668
Micron Technology Inc 3.366% 11/1/2041	55,000	42,532
Micron Technology Inc 4.663% 2/15/2030	90,000	91,151
Micron Technology Inc 5.65% 11/1/2032	30,000	31,576
Micron Technology Inc 5.8% 1/15/2035	20,000	21,159
Micron Technology Inc 5.875% 2/9/2033	50,000	53,255
Micron Technology Inc 5.875% 9/15/2033	10,000	10,679
Micron Technology Inc 6.05% 11/1/2035	10,000	10,732
NVIDIA Corp 2% 6/15/2031	215,000	194,360
NVIDIA Corp 3.5% 4/1/2050	10,000	7,627
NVIDIA Corp 3.7% 4/1/2060	30,000	22,860
QUALCOMM Inc 3.25% 5/20/2027	120,000	119,122
QUALCOMM Inc 3.25% 5/20/2050	50,000	35,276
QUALCOMM Inc 4.3% 5/20/2047	55,000	47,083
QUALCOMM Inc 4.5% 5/20/2030	50,000	50,899
QUALCOMM Inc 4.65% 5/20/2035	145,000	146,529
QUALCOMM Inc 5% 5/20/2035	50,000	51,581
QUALCOMM Inc 6% 5/20/2053	20,000	21,464
Teledyne FLIR LLC 2.5% 8/1/2030	55,000	50,995
Texas Instruments Inc 4.5% 5/23/2030	70,000	71,441
Texas Instruments Inc 5.05% 5/18/2063	100,000	91,960
Texas Instruments Inc 5.1% 5/23/2035	70,000	72,521
		4,319,453
Software - 0.8%
Adobe Inc 4.95% 4/4/2034	40,000	41,591
Autodesk Inc 2.4% 12/15/2031	40,000	35,772
Autodesk Inc 5.3% 6/15/2035	20,000	20,670
Cadence Design Systems Inc 4.3% 9/10/2029	40,000	40,203
Cadence Design Systems Inc 4.7% 9/10/2034	20,000	20,124
Intuit Inc 5.2% 9/15/2033	20,000	21,005
Intuit Inc 5.5% 9/15/2053	50,000	50,270
Microsoft Corp 2.5% 9/15/2050	110,000	69,106
Microsoft Corp 2.525% 6/1/2050	180,000	113,788
Microsoft Corp 2.921% 3/17/2052	276,000	187,622
Microsoft Corp 3.041% 3/17/2062	30,000	19,439
Microsoft Corp 3.3% 2/6/2027	350,000	348,761
Microsoft Corp 3.75% 2/12/2045	50,000	42,563
Microsoft Corp 4.25% 2/6/2047	60,000	54,698
Oracle Corp 2.3% 3/25/2028	60,000	57,237
Oracle Corp 2.65% 7/15/2026	242,000	239,771
Oracle Corp 2.8% 4/1/2027	110,000	107,843
Oracle Corp 2.95% 4/1/2030	210,000	195,335
Oracle Corp 3.6% 4/1/2040	50,000	38,565
Oracle Corp 3.6% 4/1/2050	310,000	205,062
Oracle Corp 3.8% 11/15/2037	110,000	91,489
Oracle Corp 3.85% 4/1/2060	310,000	202,234
Oracle Corp 3.9% 5/15/2035	50,000	44,195
Oracle Corp 4.1% 3/25/2061	20,000	13,505
Oracle Corp 4.125% 5/15/2045	110,000	82,959
Oracle Corp 4.2% 9/27/2029	470,000	463,775
Oracle Corp 4.375% 5/15/2055	50,000	36,623
Oracle Corp 4.7% 9/27/2034	130,000	123,151
Oracle Corp 5.2% 9/26/2035	390,000	382,157
Oracle Corp 5.5% 8/3/2035	50,000	50,096
Oracle Corp 5.55% 2/6/2053	90,000	78,816
Oracle Corp 5.95% 9/26/2055	100,000	93,704
Oracle Corp 6% 8/3/2055	50,000	46,455
Oracle Corp 6.25% 11/9/2032	110,000	116,738
Roper Technologies Inc 1.4% 9/15/2027	30,000	28,658
Roper Technologies Inc 1.75% 2/15/2031	30,000	26,311
Roper Technologies Inc 2% 6/30/2030	110,000	99,442
Roper Technologies Inc 4.9% 10/15/2034	20,000	20,085
Roper Technologies Inc 5.1% 9/15/2035	30,000	30,449
Salesforce Inc 1.95% 7/15/2031	195,000	174,266
Salesforce Inc 2.7% 7/15/2041	50,000	36,741
Synopsys Inc 4.65% 4/1/2028	210,000	212,808
Synopsys Inc 4.85% 4/1/2030	30,000	30,647
Synopsys Inc 5% 4/1/2032	70,000	71,815
Synopsys Inc 5.15% 4/1/2035	60,000	61,336
Synopsys Inc 5.7% 4/1/2055	80,000	80,195
VMware LLC 1.4% 8/15/2026	97,000	95,293
VMware LLC 4.7% 5/15/2030	70,000	71,176
		4,774,544
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc 1.25% 8/20/2030	270,000	240,287
Apple Inc 1.65% 2/8/2031	370,000	330,927
Apple Inc 1.65% 5/11/2030	100,000	91,083
Apple Inc 1.7% 8/5/2031	52,000	46,268
Apple Inc 2.2% 9/11/2029	360,000	340,128
Apple Inc 2.375% 2/8/2041	160,000	116,558
Apple Inc 2.65% 2/8/2051	100,000	63,890
Apple Inc 2.7% 8/5/2051	30,000	19,255
Apple Inc 2.8% 2/8/2061	155,000	93,885
Apple Inc 2.85% 8/5/2061	51,000	31,177
Apple Inc 2.95% 9/11/2049	90,000	62,055
Apple Inc 3% 11/13/2027	195,000	192,999
Apple Inc 3.85% 5/4/2043	177,000	152,293
Apple Inc 4% 5/10/2028	100,000	100,788
Apple Inc 4.2% 5/12/2030	210,000	213,282
Apple Inc 4.3% 5/10/2033	50,000	50,977
Apple Inc 4.375% 5/13/2045	60,000	54,537
Hewlett Packard Enterprise Co 4.4% 10/15/2030	190,000	189,531
Hewlett Packard Enterprise Co 4.55% 10/15/2029	220,000	221,541
Hewlett Packard Enterprise Co 5% 10/15/2034	70,000	69,650
Hewlett Packard Enterprise Co 5.6% 10/15/2054	30,000	28,078
HP Inc 6% 9/15/2041	170,000	174,628
		2,883,817
TOTAL INFORMATION TECHNOLOGY		14,679,821

Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.85% 5/15/2027	200,000	194,520
Air Products and Chemicals Inc 2.05% 5/15/2030	20,000	18,416
Air Products and Chemicals Inc 2.8% 5/15/2050	20,000	13,092
Air Products and Chemicals Inc 4.75% 2/8/2031	50,000	51,366
Air Products and Chemicals Inc 4.9% 10/11/2032	100,000	103,480
Albemarle Corp 4.65% 6/1/2027	50,000	50,121
Albemarle Corp 5.05% 6/1/2032	30,000	30,106
CF Industries Inc 5.15% 3/15/2034	70,000	70,666
Dow Chemical Co/The 2.1% 11/15/2030	150,000	132,692
Dow Chemical Co/The 3.6% 11/15/2050	30,000	19,982
Dow Chemical Co/The 4.25% 10/1/2034	105,000	96,915
Dow Chemical Co/The 4.375% 11/15/2042	20,000	16,151
Dow Chemical Co/The 4.8% 5/15/2049	40,000	32,280
Dow Chemical Co/The 5.55% 11/30/2048	50,000	44,925
Dow Chemical Co/The 5.65% 3/15/2036	30,000	30,129
Dow Chemical Co/The 6.9% 5/15/2053	10,000	10,491
Ecolab Inc 1.3% 1/30/2031	125,000	108,662
Ecolab Inc 2.125% 2/1/2032	50,000	44,243
Ecolab Inc 2.7% 12/15/2051	25,000	15,736
Ecolab Inc 2.75% 8/18/2055	20,000	12,305
Ecolab Inc 5% 9/1/2035	20,000	20,535
Huntsman Intl LLC 4.5% 5/1/2029	30,000	28,702
International Flavors & Fragrances Inc 4.45% 9/26/2028	90,000	90,508
LYB International Finance BV 4.875% 3/15/2044	20,000	16,820
LYB International Finance BV 5.25% 7/15/2043	50,000	44,009
LYB International Finance II BV 3.5% 3/2/2027	90,000	89,479
LYB International Finance III LLC 3.375% 10/1/2040	50,000	36,898
LYB International Finance III LLC 3.625% 4/1/2051	50,000	32,872
LyondellBasell Industries NV 4.625% 2/26/2055	40,000	30,785
Mosaic Co/The 4.05% 11/15/2027	70,000	69,977
Mosaic Co/The 5.625% 11/15/2043	20,000	19,436
RPM International Inc 2.95% 1/15/2032	20,000	18,218
RPM International Inc 3.75% 3/15/2027	50,000	49,720
Sherwin-Williams Co/The 2.9% 3/15/2052	20,000	12,563
Sherwin-Williams Co/The 3.45% 6/1/2027	300,000	297,321
Sherwin-Williams Co/The 4.5% 6/1/2047	54,000	46,865
Westlake Corp 3.125% 8/15/2051	70,000	43,169
Westlake Corp 5.55% 11/15/2035	50,000	50,317
		2,094,472
Construction Materials - 0.1%
Amrize Finance US LLC 5.4% 4/7/2035 (e)	50,000	51,879
CRH America Finance Inc 5.6% 2/9/2056	30,000	30,072
Martin Marietta Materials Inc 2.4% 7/15/2031	55,000	49,773
Martin Marietta Materials Inc 2.5% 3/15/2030	60,000	55,922
Martin Marietta Materials Inc 5.15% 12/1/2034	20,000	20,546
Martin Marietta Materials Inc 5.5% 12/1/2054	50,000	49,742
Vulcan Materials Co 4.7% 3/1/2048	20,000	17,927
Vulcan Materials Co 5.35% 12/1/2034	70,000	72,860
		348,721
Containers & Packaging - 0.1%
Avery Dennison Corp 4.875% 12/6/2028	50,000	51,040
International Paper Co 4.35% 8/15/2048	30,000	24,646
International Paper Co 4.4% 8/15/2047	20,000	16,720
International Paper Co 7.3% 11/15/2039	50,000	58,947
Packaging Corp of America 3% 12/15/2029	110,000	105,477
Packaging Corp of America 5.2% 8/15/2035	30,000	30,747
Sonoco Products Co 4.6% 9/1/2029	130,000	131,161
WestRock MWV LLC 7.95% 2/15/2031	50,000	57,800
WRKCo Inc 3% 6/15/2033	120,000	107,385
WRKCo Inc 4% 3/15/2028	100,000	99,901
WRKCo Inc 4.9% 3/15/2029	10,000	10,212
		694,036
Metals & Mining - 0.0%
Freeport-McMoRan Inc 5.45% 3/15/2043	85,000	82,765
Newmont Corp 5.45% 6/9/2044	50,000	50,424
		133,189
TOTAL MATERIALS		3,270,418

Real Estate - 0.9%
Diversified REITs - 0.0%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	30,000	30,197
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	110,000	114,473
Piedmont Operating Partnership LP 9.25% 7/20/2028	70,000	77,528
Safehold GL Holdings LLC 2.8% 6/15/2031	50,000	46,066
Store Capital LLC 4.5% 3/15/2028	50,000	50,042
WP Carey Inc 2.45% 2/1/2032	30,000	26,518
WP Carey Inc 5.375% 6/30/2034	20,000	20,707
		365,531
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2.95% 3/15/2034	75,000	64,703
Alexandria Real Estate Equities Inc 3% 5/18/2051	100,000	61,705
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	20,000	18,843
Healthpeak OP LLC 2.875% 1/15/2031	210,000	194,683
Omega Healthcare Investors Inc 3.375% 2/1/2031	40,000	37,344
Omega Healthcare Investors Inc 5.2% 7/1/2030	20,000	20,379
Ventas Realty LP 4.875% 4/15/2049	80,000	70,876
Welltower OP LLC 2.7% 2/15/2027	120,000	118,331
Welltower OP LLC 2.75% 1/15/2032	50,000	45,641
Welltower OP LLC 4.95% 9/1/2048	36,000	34,090
		666,595
Industrial REITs - 0.1%
Prologis LP 1.625% 3/15/2031	100,000	87,606
Prologis LP 1.75% 2/1/2031	100,000	88,436
Prologis LP 4.625% 1/15/2033	50,000	50,653
Prologis LP 5% 3/15/2034	50,000	51,236
Prologis LP 5.125% 1/15/2034	50,000	51,656
Prologis LP 5.25% 3/15/2054	20,000	19,329
Prologis LP 5.25% 5/15/2035	20,000	20,758
Prologis LP 5.25% 6/15/2053	40,000	38,631
		408,305
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	40,000	39,512
Boston Properties LP 2.9% 3/15/2030	40,000	37,518
Boston Properties LP 3.25% 1/30/2031	107,000	100,285
Boston Properties LP 5.75% 1/15/2035	30,000	30,889
COPT Defense Properties LP 2.75% 4/15/2031	40,000	36,397
Highwoods Realty LP 2.6% 2/1/2031	50,000	44,682
Kilroy Realty LP 3.05% 2/15/2030	50,000	46,361
Kilroy Realty LP 5.875% 10/15/2035	20,000	20,289
Kilroy Realty LP 6.25% 1/15/2036	10,000	10,398
		366,331
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	40,000	40,727
CBRE Services Inc 5.95% 8/15/2034	50,000	53,870
Digital Realty Trust LP 3.7% 8/15/2027	26,000	25,820
Digital Realty Trust LP 5.55% 1/15/2028	35,000	36,024
Extra Space Storage LP 3.9% 4/1/2029	120,000	118,618
Extra Space Storage LP 4.95% 1/15/2033	30,000	30,362
Extra Space Storage LP 5.35% 1/15/2035	50,000	51,314
Extra Space Storage LP 5.4% 2/1/2034	10,000	10,309
Mid-America Apartments LP 4.2% 6/15/2028	75,000	75,287
Mid-America Apartments LP 5.3% 2/15/2032	30,000	31,390
		473,721
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	135,000	137,555
American Homes 4 Rent LP 4.95% 6/15/2030	60,000	61,287
American Homes 4 Rent LP 5.5% 2/1/2034	20,000	20,728
AvalonBay Communities Inc 2.05% 1/15/2032	105,000	92,476
AvalonBay Communities Inc 5.3% 12/7/2033	30,000	31,410
Camden Property Trust 4.9% 1/15/2034	50,000	50,892
ERP Operating LP 4.5% 6/1/2045	20,000	17,796
ERP Operating LP 4.5% 7/1/2044	50,000	44,645
Invitation Homes Operating Partnership LP 2.7% 1/15/2034	15,000	12,856
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	50,000	48,558
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	30,000	30,364
Sun Communities Operating LP 2.7% 7/15/2031	40,000	36,478
UDR Inc 2.1% 6/15/2033	35,000	29,313
UDR Inc 3.2% 1/15/2030	40,000	38,431
		652,789
Retail REITs - 0.3%
Agree LP 5.625% 6/15/2034	50,000	52,535
Brixmor Operating Partnership LP 2.25% 4/1/2028	50,000	47,937
Brixmor Operating Partnership LP 4.05% 7/1/2030	12,000	11,843
Brixmor Operating Partnership LP 4.125% 5/15/2029	9,000	8,956
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	30,096
Brixmor Operating Partnership LP 5.5% 2/15/2034	20,000	20,691
Federal Realty OP LP 3.5% 6/1/2030	50,000	48,299
Kimco Realty OP LLC 1.9% 3/1/2028	110,000	104,972
Kimco Realty OP LLC 2.8% 10/1/2026	150,000	148,590
Kimco Realty OP LLC 4.6% 2/1/2033	10,000	10,018
Kimco Realty OP LLC 4.85% 3/1/2035	50,000	50,065
Kimco Realty OP LLC 6.4% 3/1/2034	20,000	22,202
Kite Realty Group LP 5.2% 8/15/2032	50,000	51,206
NNN REIT Inc 3% 4/15/2052	50,000	31,814
NNN REIT Inc 5.5% 6/15/2034	20,000	20,868
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	20,000	20,498
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	15,000	15,779
Realty Income Corp 2.85% 12/15/2032	175,000	157,512
Realty Income Corp 4% 7/15/2029	60,000	59,859
Realty Income Corp 4.125% 10/15/2026	75,000	75,034
Realty Income Corp 4.5% 2/1/2033	40,000	39,800
Realty Income Corp 4.9% 7/15/2033	50,000	50,917
Regency Centers LP 3.7% 6/15/2030	50,000	49,035
Regency Centers LP 5.1% 1/15/2035	30,000	30,601
Regency Centers LP 5.25% 1/15/2034	20,000	20,725
Simon Property Group LP 2.2% 2/1/2031	100,000	90,488
Simon Property Group LP 2.65% 7/15/2030	50,000	46,897
Simon Property Group LP 3.25% 9/13/2049	20,000	14,017
Simon Property Group LP 3.375% 12/1/2027	125,000	123,726
Simon Property Group LP 4.75% 3/15/2042	55,000	51,216
Simon Property Group LP 4.75% 9/26/2034	50,000	50,021
Simon Property Group LP 5.85% 3/8/2053	20,000	20,684
Simon Property Group LP 6.65% 1/15/2054	30,000	33,979
		1,610,880
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	60,000	54,514
American Tower Corp 3.1% 6/15/2050	60,000	40,275
American Tower Corp 3.55% 7/15/2027	100,000	99,050
American Tower Corp 3.6% 1/15/2028	110,000	108,862
American Tower Corp 3.7% 10/15/2049	10,000	7,506
American Tower Corp 4.9% 3/15/2030	100,000	102,329
American Tower Corp 5.35% 3/15/2035	20,000	20,618
American Tower Corp 5.4% 1/31/2035	30,000	31,107
American Tower Corp 5.9% 11/15/2033	70,000	75,096
Crown Castle Inc 2.25% 1/15/2031	145,000	129,776
Crown Castle Inc 2.9% 4/1/2041	60,000	44,067
Crown Castle Inc 3.25% 1/15/2051	47,000	31,491
Crown Castle Inc 4.15% 7/1/2050	50,000	39,428
CubeSmart LP 3% 2/15/2030	50,000	47,489
EPR Properties 4.5% 6/1/2027	50,000	50,028
EPR Properties 4.95% 4/15/2028	50,000	50,413
Equinix Inc 3.9% 4/15/2032	130,000	125,338
Public Storage Operating Co 4.375% 7/1/2030	30,000	30,351
Public Storage Operating Co 5.1% 8/1/2033	80,000	83,439
Public Storage Operating Co 5.35% 8/1/2053	20,000	19,657
Weyerhaeuser Co 4% 11/15/2029	75,000	74,363
		1,265,197
TOTAL REAL ESTATE		5,809,349

Utilities - 0.9%
Electric Utilities - 0.6%
AEP Texas Inc 2.1% 7/1/2030	10,000	9,115
AEP Texas Inc 3.8% 10/1/2047	65,000	48,694
AEP Texas Inc 5.7% 5/15/2034	45,000	47,178
Baltimore Gas and Electric Co 3.5% 8/15/2046	50,000	37,654
Baltimore Gas and Electric Co 5.4% 6/1/2053	50,000	49,002
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	90,000	64,516
CenterPoint Energy Houston Electric LLC 4.5% 4/1/2044	49,000	43,849
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	30,000	30,737
CenterPoint Energy Houston Electric LLC 5.2% 10/1/2028	90,000	92,946
Commonwealth Edison Co 3.8% 10/1/2042	125,000	102,685
Commonwealth Edison Co 4% 3/1/2048	86,000	69,643
Commonwealth Edison Co 5.3% 6/1/2034	80,000	84,040
Connecticut Light and Power Co/The 4% 4/1/2048	20,000	16,205
Connecticut Light and Power Co/The 5.25% 1/15/2053	20,000	19,241
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	80,000	57,148
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	50,000	40,030
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	44,000	34,957
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	103,900
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	45,000	39,803
Consolidated Edison Co of New York Inc 5.3% 3/1/2035	50,000	51,941
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	50,000	51,560
Consolidated Edison Co of New York Inc 5.7% 5/15/2054	30,000	30,568
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	10,000	10,228
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	100,000	111,033
Entergy Tex Inc 5.25% 4/15/2035	40,000	41,334
Entergy Tex Inc 5.8% 9/1/2053	30,000	30,560
Eversource Energy 2.55% 3/15/2031	125,000	112,966
Eversource Energy 5.45% 3/1/2028	200,000	204,811
Exelon Corp 2.75% 3/15/2027	160,000	157,159
Exelon Corp 3.4% 4/15/2026	190,000	189,457
Exelon Corp 4.1% 3/15/2052	65,000	50,723
Exelon Corp 4.45% 4/15/2046	20,000	17,105
Exelon Corp 5.125% 3/15/2031	30,000	31,046
Exelon Corp 5.3% 3/15/2033	20,000	20,865
Exelon Corp 5.45% 3/15/2034	35,000	36,642
Exelon Corp 5.875% 3/15/2055	30,000	30,719
ITC Holdings Corp 3.25% 6/30/2026	50,000	49,722
Jersey Central Power & Light Co 4.4% 1/15/2031 (e)	10,000	9,975
Jersey Central Power & Light Co 5.1% 1/15/2035	30,000	30,475
National Grid USA 5.803% 4/1/2035	10,000	10,511
NSTAR Electric Co 4.95% 9/15/2052	40,000	36,757
NSTAR Electric Co 5.2% 3/1/2035	110,000	112,865
Ohio Power Co 2.9% 10/1/2051	20,000	12,529
Ohio Power Co 5% 6/1/2033	50,000	51,049
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	25,000	19,959
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	30,000	23,534
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	50,000	42,605
Oncor Electric Delivery Co LLC 4.95% 9/15/2052	10,000	9,119
Oncor Electric Delivery Co LLC 5.3% 6/1/2042	85,000	84,272
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (e)	60,000	62,452
Oncor Electric Delivery Co LLC 5.65% 11/15/2033	30,000	32,109
PECO Energy Co 3.9% 3/1/2048	50,000	40,075
PECO Energy Co 4.6% 5/15/2052	30,000	26,267
PECO Energy Co 4.875% 9/15/2035	50,000	50,723
PECO Energy Co 5.65% 9/15/2055	20,000	20,421
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	110,000	107,813
Potomac Electric Power Co 6.5% 11/15/2037	30,000	34,097
PPL Electric Utilities Corp 3% 10/1/2049	30,000	20,349
PPL Electric Utilities Corp 5% 5/15/2033	50,000	51,682
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,593
PPL Electric Utilities Corp 5.55% 8/15/2055	30,000	30,361
Public Service Co of New Hampshire 5.15% 1/15/2053	20,000	18,893
Public Service Electric and Gas Co 3.2% 5/15/2029	60,000	58,541
Public Service Electric and Gas Co 3.6% 12/1/2047	87,000	66,786
Public Service Electric and Gas Co 3.65% 9/1/2042	100,000	81,928
Public Service Electric and Gas Co 4.9% 8/15/2035	30,000	30,434
Public Service Electric and Gas Co 5.3% 8/1/2054	10,000	9,773
Public Service Electric and Gas Co 5.5% 3/1/2055	20,000	20,073
Public Service Electric and Gas Co 5.8% 5/1/2037	35,000	37,957
Tampa Electric Co 3.625% 6/15/2050	90,000	66,496
		3,550,255
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	100,000	98,801
Atmos Energy Corp 4.125% 10/15/2044	75,000	64,361
Atmos Energy Corp 4.125% 3/15/2049	30,000	24,541
Atmos Energy Corp 5.45% 1/15/2056	40,000	39,523
Atmos Energy Corp 5.9% 11/15/2033	100,000	109,051
ONE Gas Inc 5.1% 4/1/2029	90,000	92,859
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	80,000	72,758
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000	9,814
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	30,000	30,702
Southern California Gas Co 2.55% 2/1/2030	90,000	84,727
Southern California Gas Co 3.75% 9/15/2042	20,000	16,278
Southern California Gas Co 4.3% 1/15/2049	20,000	16,693
Southern California Gas Co 5.05% 9/1/2034	30,000	30,720
Southern California Gas Co 5.2% 6/1/2033	50,000	51,772
Southern California Gas Co 5.6% 4/1/2054	10,000	9,998
Southwest Gas Corp 3.7% 4/1/2028	60,000	59,474
Southwest Gas Corp 4.15% 6/1/2049	20,000	16,231
Southwest Gas Corp 5.45% 3/23/2028	36,000	36,980
Washington Gas Light Co 3.65% 9/15/2049	20,000	14,806
		880,089
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co 4.9% 10/1/2035	50,000	49,687
Multi-Utilities - 0.2%
CMS Energy Corp 3.45% 8/15/2027	60,000	59,365
CMS Energy Corp 6.5% 6/1/2055 (b)	40,000	41,405
Consumers Energy Co 4.35% 4/15/2049	100,000	85,483
Consumers Energy Co 4.9% 2/15/2029	80,000	82,179
NiSource Inc 4.375% 5/15/2047	165,000	139,307
NiSource Inc 4.8% 2/15/2044	40,000	36,366
NiSource Inc 6.95% 11/30/2054 (b)	40,000	41,673
San Diego Gas & Electric Co 2.95% 8/15/2051	60,000	38,934
San Diego Gas & Electric Co 3.75% 6/1/2047	85,000	65,541
San Diego Gas & Electric Co 4.95% 8/15/2028	110,000	112,645
San Diego Gas & Electric Co 5.4% 4/15/2035	40,000	41,701
Sempra 3.4% 2/1/2028	26,000	25,613
Sempra 3.8% 2/1/2038	30,000	25,962
Sempra 4% 2/1/2048	86,000	66,555
Sempra 6.875% 10/1/2054 (b)	80,000	82,006
		944,735
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	50,000	45,251
American Water Capital Corp 2.95% 9/1/2027	90,000	88,542
American Water Capital Corp 3.75% 9/1/2047	80,000	62,481
American Water Capital Corp 4.3% 9/1/2045	25,000	21,781
American Water Capital Corp 6.593% 10/15/2037	64,000	73,234
		291,289
TOTAL UTILITIES		5,716,055

TOTAL UNITED STATES		131,326,085
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $170,734,990)		165,889,094

U.S. Government Agency - Mortgage Securities - 25.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.0%
Fannie Mae 2% 2/1/2038	619,967	573,836
Fannie Mae 2% 2/1/2052	69,840	58,096
Fannie Mae 2% 4/1/2052	93,686	77,668
Fannie Mae 3% 3/1/2050	5,762	5,207
Fannie Mae 5% 8/1/2053	84,942	85,160
Fannie Mae 5.5% 1/1/2055	212,557	217,646
Fannie Mae 5.5% 9/1/2054	181,382	183,741
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	135,786	122,489
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	93,225	72,408
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	348,811	316,288
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	154,253	139,340
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	549,974	496,804
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	154,012	119,622
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	89,352	69,400
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	94,428	80,062
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	179,130	162,372
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	73,798	66,571
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	82,399	63,999
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	68,597	61,879
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	80,828	62,780
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	199,997	155,339
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	88,421	68,677
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	190,283	176,957
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	85,749	79,368
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	318,229	261,433
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	104,379	85,750
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	70,329	57,777
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	612,539	502,259
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	79,784	73,872
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	833,824	683,705
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	699,598	573,644
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	246,802	201,211
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	779,755	726,608
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	63,341	58,628
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,957,062	2,427,453
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	85,826	70,696
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,364,442	1,927,671
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	505,420	414,426
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	303,158	250,852
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	235,713	195,780
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	225,847	187,233
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	263,977	244,170
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,787,981	1,467,754
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	179,195	147,605
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	49,911	40,844
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	353,173	289,147
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	109,399	90,114
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	145,369	134,461
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	195,149	160,076
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	72,274	60,165
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	471,303	435,940
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	310,616	287,310
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	887,101	727,667
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	707,550	580,385
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	740,547	607,221
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	132,514	123,730
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	113,013	92,949
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	350,427	288,213
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	52,199	42,883
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	334,159	294,767
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	87,578	72,030
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	15,640	12,864
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	208,376	171,642
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,510,173	1,231,206
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	9,752	9,662
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	26,507	22,882
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	315,510	271,482
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	766,079	652,474
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	259,590	221,095
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	50,704	44,009
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	41,949	36,200
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	41,068	35,645
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	29,316	25,445
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	23,944	20,394
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	78,151	74,562
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	77,885	73,749
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,036,119	885,856
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	371,188	318,115
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	58,207	50,085
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	32,019	30,548
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	23,798	20,544
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	47,635	40,824
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	107,671	103,804
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	213,290	198,869
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	236,536	203,529
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	327,400	283,452
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	299,742	258,758
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	258,591	223,476
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	73,886	62,929
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	22,942	19,540
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	213,618	193,888
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	30,993	26,881
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	20,148	17,412
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	132,918	125,692
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	125,850	119,598
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	74,453	64,017
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	700,543	597,950
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	9,887	9,457
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2047	33,282	29,137
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	57,031	49,197
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	280,167	240,896
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	300,549	274,169
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	80,954	69,834
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	685,952	591,946
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	552,091	474,705
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	490,332	417,619
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	45,134	42,962
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	92,252	87,583
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	16,781	14,356
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	29,147	27,745
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	126,817	110,428
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	109,629	95,290
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	350,545	298,561
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	171,233	146,803
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	137,810	117,374
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	73,380	62,498
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	51,147	48,687
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	37,532	35,727
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	32,335	29,650
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	174,110	150,032
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	21,603	18,616
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	216,961	184,787
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	171,456	146,030
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2028	12,846	12,673
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	52,730	51,065
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	198,758	171,271
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	251,429	217,836
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	74,479	72,560
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	43,111	39,884
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	58,132	52,770
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	433,999	390,847
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	27,808	25,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	267,157	239,508
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	74,245	65,981
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	9,136	8,446
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	45,663	42,234
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	234,064	209,109
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	64,881	58,897
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	70,907	63,857
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	26,524	24,044
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	20,489	18,554
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	10,472	10,230
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,376	16,998
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	153,718	142,233
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	32,980	29,938
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	18,648	17,269
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	228,200	202,800
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	84,826	82,641
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	29,074	28,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	23,942	23,303
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,454	8,739
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	10,851	9,850
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	388,678	350,032
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	23,302	21,145
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	42,505	38,066
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	16,671	16,278
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	7,419	7,238
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	251,405	245,321
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	20,458	19,985
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	17,038	16,562
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	107,028	98,952
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	102,184	94,411
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	15,024	13,890
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	11,354	10,317
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	54,144	48,761
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	210,955	190,969
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	74,495	67,437
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	70,467	63,791
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	11,584	10,486
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	216,417	192,329
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	121,665	108,123
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	25,276	24,654
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	33,476	30,954
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	279,673	258,863
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	29,288	27,030
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	145,240	134,376
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	135,423	125,478
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	30,010	27,167
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	148,584	132,510
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	11,519	11,233
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	413,565	395,320
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	47,918	44,325
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	422,984	379,737
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	297,320	264,227
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	25,235	24,561
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	121,739	109,977
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	334,245	297,042
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	22,114	21,558
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	64,244	59,348
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	8,786	7,973
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	282,905	256,809
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	464,450	414,061
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	16,696	16,311
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	35,789	33,078
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	524,107	479,201
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	3,840	3,541
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	505,476	453,953
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,216	9,048
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	28,197	26,079
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	63,173	58,429
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	12,397	11,288
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	24,389	22,139
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	21,592	19,573
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	20,415	20,086
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	45,775	43,656
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	60,974	57,247
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	127,688	118,926
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	8,279	8,172
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	49,615	48,257
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	55,171	52,075
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	36,024	33,361
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2035	149,280	146,502
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	113,244	106,713
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	165,923	155,989
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	192,800	180,414
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	147,439	138,520
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	10,278	10,125
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,228	3,174
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	224,946	214,276
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	148,687	141,710
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	9,998	9,447
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	63,104	59,248
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	17,963	16,837
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	8,848	8,790
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	34,488	33,997
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	9,351	9,230
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	31,419	29,626
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	158,384	146,972
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	44,958	41,845
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	114,958	113,814
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	164,038	156,252
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	38,724	36,926
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	27,419	25,932
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	648,583	601,849
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	7,797	7,696
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	109,082	103,965
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	26,512	24,924
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	320,385	304,891
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	57,418	53,945
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,985	1,952
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	22,000	21,603
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	710,260	676,900
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,309	4,243
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,161	3,115
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,930	1,902
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	12,393	12,135
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	14,900	14,554
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	80,112	77,476
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,080	4,913
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	53,890	52,016
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	113,987	108,669
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	46,366	45,639
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	25,513	25,045
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	15,211	14,877
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,178	17,892
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	24,825	24,420
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	12,938	12,653
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	17,479	16,893
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,891	12,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	7,304	7,059
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	73,392	72,776
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	38,334	37,832
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,545	4,477
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	21,583	21,227
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	11,806	11,542
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	26,360	25,959
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	20,529	20,100
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	10,264	10,082
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	65,990	63,881
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	41,410	40,047
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	143,257	138,453
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2054	45,191	43,082
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	147,251	140,335
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	445,000	435,071
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	9,109	8,818
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	148,656	141,674
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	3,414	3,363
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	16,302	15,939
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	242,259	232,470
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	229,372	219,316
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	10,663	10,713
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	14,659	14,433
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,491	11,112
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	15,619	15,266
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	18,668	18,094
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	7,036	6,805
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	52,817	51,128
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	70,640	67,785
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,305	5,234
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	14,325	14,001
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	15,356	14,851
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,044	2,944
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	111,379	107,575
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	50,371	48,556
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	123,225	117,437
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	18,654	18,233
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	47,163	45,655
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	22,646	21,958
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	4,055	3,921
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	46,967	45,392
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,731	4,716
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	119,966	119,362
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,790	9,861
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,686	8,651
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	412,796	406,135
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	86,341	85,016
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	21,780	21,670
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	21,834	21,676
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	93,314	92,465
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	86,767	85,354
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	6,914	6,905
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	48,634	47,888
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,986	3,962
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	171,213	168,212
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	164,089	162,033
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	245,130	245,244
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	9,912	9,853
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	766,632	751,997
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	91,951	90,188
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	39,776	39,613
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	25,604	25,508
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,714	14,818
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	24,512	24,434
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	9,800	9,728
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	31,898	31,677
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	30,671	30,401
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	84,889	83,958
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	5,591	5,628
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	23,306	23,210
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	94,226	94,085
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	87,096	89,426
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	124,139	123,953
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	7,307	7,424
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	311,215	312,888
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	88,942	89,115
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	87,874	88,100
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	98,421	98,274
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	140,253	142,848
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	11,207	11,414
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	99,745	101,590
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	14,459	14,717
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	33,458	34,077
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	507,397	506,636
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	2,255	2,295
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	128,700	129,191
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2029	25,901	26,124
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	78,946	80,851
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	155,243	155,787
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	149,341	149,328
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	71,745	72,580
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	8,902	9,040
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	24,856	24,819
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	14,019	14,296
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	238,037	240,581
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	49,219	49,145
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	95,292	96,402
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,464	2,512
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	78,354	78,765
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	21,237	22,104
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,455	19,126
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	391,728	397,336
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	323,552	332,209
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	184,592	187,396
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	124,697	126,786
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	222,666	225,561
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	484,886	496,343
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	154,654	157,342
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	350,001	355,011
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	189,344	191,983
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	186,469	188,894
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	189,646	192,237
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	123,009	124,609
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	254,225	257,817
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	151,920	155,937
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	164,262	168,298
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	374,069	378,933
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	138,300	140,487
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	109,405	110,930
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	283,767	289,497
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	290,011	295,051
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	31,573	32,014
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	32,124	33,029
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	291,338	299,690
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	549,139	562,223
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	174,631	179,229
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	148,569	153,734
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	115,266	119,715
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	39,480	40,486
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	49,995	51,171
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	156,474	160,459
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	243,786	253,518
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,595,518	1,636,151
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	143,804	147,295
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	126,919	131,635
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	318,109	328,621
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	220,042	229,187
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	138,204	143,726
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	321,619	333,268
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	40,315	41,775
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2044	95,792	99,399
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	114,214	118,628
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	90,199	93,684
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	17,370	17,981
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	47,612	49,303
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	64,125	66,513
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	507,030	531,755
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	21,576	22,736
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	21,390	22,666
Freddie Mac Gold Pool 1.5% 10/1/2041	93,922	79,741
Freddie Mac Gold Pool 1.5% 10/1/2051	412,275	320,216
Freddie Mac Gold Pool 1.5% 10/1/2051	121,846	94,639
Freddie Mac Gold Pool 1.5% 11/1/2040	93,099	79,805
Freddie Mac Gold Pool 1.5% 11/1/2051	359,527	279,246
Freddie Mac Gold Pool 1.5% 12/1/2036	118,012	106,935
Freddie Mac Gold Pool 1.5% 2/1/2042	73,055	62,345
Freddie Mac Gold Pool 1.5% 2/1/2051	86,640	67,294
Freddie Mac Gold Pool 1.5% 3/1/2037	68,015	61,354
Freddie Mac Gold Pool 1.5% 3/1/2052	43,373	33,688
Freddie Mac Gold Pool 1.5% 6/1/2051	86,561	67,882
Freddie Mac Gold Pool 1.5% 7/1/2036	551,662	499,535
Freddie Mac Gold Pool 1.5% 7/1/2041	242,893	206,796
Freddie Mac Gold Pool 1.5% 7/1/2051	612,496	475,729
Freddie Mac Gold Pool 1.5% 7/1/2051	78,732	61,151
Freddie Mac Gold Pool 2% 1/1/2037	163,000	151,126
Freddie Mac Gold Pool 2% 1/1/2051	159,403	131,302
Freddie Mac Gold Pool 2% 1/1/2051	111,250	91,325
Freddie Mac Gold Pool 2% 1/1/2051	17,118	14,052
Freddie Mac Gold Pool 2% 1/1/2052	953,707	780,812
Freddie Mac Gold Pool 2% 1/1/2052	190,401	158,323
Freddie Mac Gold Pool 2% 1/1/2052	26,944	22,404
Freddie Mac Gold Pool 2% 10/1/2036	118,012	109,267
Freddie Mac Gold Pool 2% 10/1/2051	154,212	126,448
Freddie Mac Gold Pool 2% 11/1/2050	564,852	464,040
Freddie Mac Gold Pool 2% 11/1/2050	27,263	22,696
Freddie Mac Gold Pool 2% 11/1/2051	351,760	288,430
Freddie Mac Gold Pool 2% 11/1/2051	239,303	197,117
Freddie Mac Gold Pool 2% 11/1/2051	234,625	193,264
Freddie Mac Gold Pool 2% 12/1/2036	245,334	227,079
Freddie Mac Gold Pool 2% 12/1/2036	56,727	52,595
Freddie Mac Gold Pool 2% 12/1/2050	245,516	200,010
Freddie Mac Gold Pool 2% 12/1/2051	309,122	256,270
Freddie Mac Gold Pool 2% 12/1/2051	104,942	87,163
Freddie Mac Gold Pool 2% 2/1/2036	197,846	183,990
Freddie Mac Gold Pool 2% 3/1/2037	358,667	331,699
Freddie Mac Gold Pool 2% 3/1/2052	229,185	189,785
Freddie Mac Gold Pool 2% 3/1/2052	71,364	58,783
Freddie Mac Gold Pool 2% 3/1/2052	61,662	50,483
Freddie Mac Gold Pool 2% 4/1/2036	160,038	148,430
Freddie Mac Gold Pool 2% 4/1/2037	192,429	178,291
Freddie Mac Gold Pool 2% 4/1/2042	581,539	513,179
Freddie Mac Gold Pool 2% 4/1/2052	162,813	134,111
Freddie Mac Gold Pool 2% 4/1/2052	87,164	72,070
Freddie Mac Gold Pool 2% 5/1/2051	1,803,977	1,479,758
Freddie Mac Gold Pool 2% 5/1/2051	17,373	14,462
Freddie Mac Gold Pool 2% 5/1/2052	843,266	690,392
Freddie Mac Gold Pool 2% 5/1/2052	240,011	198,975
Freddie Mac Gold Pool 2% 6/1/2051	181,067	149,883
Freddie Mac Gold Pool 2% 6/1/2052	282,705	231,807
Freddie Mac Gold Pool 2% 7/1/2050	455,705	374,800
Freddie Mac Gold Pool 2% 7/1/2051	213,778	176,626
Freddie Mac Gold Pool 2% 7/1/2051	102,090	85,210
Freddie Mac Gold Pool 2% 8/1/2037	404,972	374,586
Freddie Mac Gold Pool 2% 8/1/2050	268,264	220,637
Freddie Mac Gold Pool 2% 8/1/2051	303,429	248,895
Freddie Mac Gold Pool 2% 8/1/2051	20,231	16,620
Freddie Mac Gold Pool 2% 9/1/2041	719,337	631,777
Freddie Mac Gold Pool 2% 9/1/2050	259,336	213,294
Freddie Mac Gold Pool 2.5% 10/1/2050	297,595	256,067
Freddie Mac Gold Pool 2.5% 10/1/2050	282,642	245,851
Freddie Mac Gold Pool 2.5% 10/1/2051	957,504	815,511
Freddie Mac Gold Pool 2.5% 10/1/2051	706,212	605,236
Freddie Mac Gold Pool 2.5% 10/1/2051	259,377	220,913
Freddie Mac Gold Pool 2.5% 10/1/2051	23,112	19,684
Freddie Mac Gold Pool 2.5% 11/1/2046	12,893	11,287
Freddie Mac Gold Pool 2.5% 11/1/2050	142,135	123,545
Freddie Mac Gold Pool 2.5% 11/1/2051	282,317	241,951
Freddie Mac Gold Pool 2.5% 11/1/2051	95,717	83,138
Freddie Mac Gold Pool 2.5% 12/1/2049	28,140	24,292
Freddie Mac Gold Pool 2.5% 12/1/2051	257,550	222,335
Freddie Mac Gold Pool 2.5% 12/1/2051	97,846	83,336
Freddie Mac Gold Pool 2.5% 12/1/2051	51,902	45,049
Freddie Mac Gold Pool 2.5% 2/1/2052	771,200	659,968
Freddie Mac Gold Pool 2.5% 2/1/2052	149,985	127,743
Freddie Mac Gold Pool 2.5% 3/1/2033	16,653	16,053
Freddie Mac Gold Pool 2.5% 3/1/2052	483,674	413,913
Freddie Mac Gold Pool 2.5% 3/1/2052	150,000	127,756
Freddie Mac Gold Pool 2.5% 4/1/2042	139,947	126,095
Freddie Mac Gold Pool 2.5% 4/1/2051	393,380	335,290
Freddie Mac Gold Pool 2.5% 4/1/2052	435,009	372,811
Freddie Mac Gold Pool 2.5% 4/1/2052	105,439	91,517
Freddie Mac Gold Pool 2.5% 5/1/2051	624,954	537,355
Freddie Mac Gold Pool 2.5% 5/1/2051	99,897	86,831
Freddie Mac Gold Pool 2.5% 6/1/2050	78,212	67,469
Freddie Mac Gold Pool 2.5% 7/1/2050	152,799	131,667
Freddie Mac Gold Pool 2.5% 7/1/2051	669,091	573,632
Freddie Mac Gold Pool 2.5% 7/1/2051	395,623	339,179
Freddie Mac Gold Pool 2.5% 7/1/2052	210,485	179,271
Freddie Mac Gold Pool 2.5% 8/1/2035	69,680	66,328
Freddie Mac Gold Pool 2.5% 8/1/2051	634,023	543,568
Freddie Mac Gold Pool 2.5% 8/1/2051	133,200	113,447
Freddie Mac Gold Pool 2.5% 9/1/2035	65,127	61,994
Freddie Mac Gold Pool 2.5% 9/1/2050	476,839	410,895
Freddie Mac Gold Pool 2.5% 9/1/2051	196,891	168,801
Freddie Mac Gold Pool 3% 1/1/2033	43,749	42,691
Freddie Mac Gold Pool 3% 10/1/2043	73,696	68,380
Freddie Mac Gold Pool 3% 11/1/2026	4,200	4,171
Freddie Mac Gold Pool 3% 11/1/2049	106,629	96,027
Freddie Mac Gold Pool 3% 12/1/2034	26,179	25,480
Freddie Mac Gold Pool 3% 2/1/2052	100,000	88,870
Freddie Mac Gold Pool 3% 3/1/2045	15,099	13,865
Freddie Mac Gold Pool 3% 3/1/2052	47,417	42,251
Freddie Mac Gold Pool 3% 4/1/2045	19,748	18,122
Freddie Mac Gold Pool 3% 4/1/2049	91,413	82,581
Freddie Mac Gold Pool 3% 4/1/2050	40,188	36,380
Freddie Mac Gold Pool 3% 4/1/2051	418,795	375,453
Freddie Mac Gold Pool 3% 4/1/2052	274,946	245,202
Freddie Mac Gold Pool 3% 5/1/2029	13,205	13,060
Freddie Mac Gold Pool 3% 5/1/2052	308,002	273,720
Freddie Mac Gold Pool 3% 5/1/2052	96,210	85,502
Freddie Mac Gold Pool 3% 7/1/2038	237,902	229,171
Freddie Mac Gold Pool 3% 7/1/2045	5,345	4,899
Freddie Mac Gold Pool 3% 7/1/2051	149,985	133,291
Freddie Mac Gold Pool 3% 8/1/2049	128,143	115,763
Freddie Mac Gold Pool 3% 8/1/2052	970,215	876,174
Freddie Mac Gold Pool 3% 8/1/2052	74,999	66,652
Freddie Mac Gold Pool 3% 9/1/2034	1,287	1,255
Freddie Mac Gold Pool 3% 9/1/2051	263,069	233,788
Freddie Mac Gold Pool 3.5% 1/1/2050	192,504	180,076
Freddie Mac Gold Pool 3.5% 12/1/2033	16,827	16,587
Freddie Mac Gold Pool 3.5% 2/1/2034	9,633	9,496
Freddie Mac Gold Pool 3.5% 2/1/2043	19,944	19,022
Freddie Mac Gold Pool 3.5% 2/1/2047	152,280	143,211
Freddie Mac Gold Pool 3.5% 2/1/2048	78,776	74,048
Freddie Mac Gold Pool 3.5% 2/1/2048	6,541	6,148
Freddie Mac Gold Pool 3.5% 3/1/2048	55,809	52,633
Freddie Mac Gold Pool 3.5% 3/1/2050	227,233	214,339
Freddie Mac Gold Pool 3.5% 3/1/2051	185,574	173,130
Freddie Mac Gold Pool 3.5% 3/1/2055	169,964	157,399
Freddie Mac Gold Pool 3.5% 6/1/2034	16,783	16,534
Freddie Mac Gold Pool 3.5% 7/1/2046	121,137	114,831
Freddie Mac Gold Pool 3.5% 7/1/2049	75,874	71,070
Freddie Mac Gold Pool 3.5% 8/1/2046	68,799	64,885
Freddie Mac Gold Pool 3.5% 8/1/2052	412,075	382,383
Freddie Mac Gold Pool 3.5% 9/1/2033	16,421	16,208
Freddie Mac Gold Pool 3.5% 9/1/2042	27,982	26,684
Freddie Mac Gold Pool 3.5% 9/1/2052	917,671	849,254
Freddie Mac Gold Pool 3.5% 9/1/2052	124,681	115,580
Freddie Mac Gold Pool 4% 1/1/2041	23,638	23,318
Freddie Mac Gold Pool 4% 1/1/2041	11,655	11,497
Freddie Mac Gold Pool 4% 1/1/2044	14,588	14,285
Freddie Mac Gold Pool 4% 1/1/2047	75,656	73,970
Freddie Mac Gold Pool 4% 1/1/2055	171,044	163,010
Freddie Mac Gold Pool 4% 10/1/2034	12,489	12,541
Freddie Mac Gold Pool 4% 10/1/2042	5,209	5,119
Freddie Mac Gold Pool 4% 10/1/2048	135,869	131,356
Freddie Mac Gold Pool 4% 10/1/2050	121,801	117,260
Freddie Mac Gold Pool 4% 10/1/2051	95,055	91,333
Freddie Mac Gold Pool 4% 10/1/2052	84,753	81,276
Freddie Mac Gold Pool 4% 11/1/2036	27,000	26,754
Freddie Mac Gold Pool 4% 11/1/2037	61,419	60,904
Freddie Mac Gold Pool 4% 11/1/2048	4,159	4,029
Freddie Mac Gold Pool 4% 12/1/2040	12,566	12,396
Freddie Mac Gold Pool 4% 12/1/2049	79,012	76,214
Freddie Mac Gold Pool 4% 12/1/2055	99,990	95,294
Freddie Mac Gold Pool 4% 2/1/2034	17,910	17,984
Freddie Mac Gold Pool 4% 2/1/2041	15,462	15,256
Freddie Mac Gold Pool 4% 2/1/2041	4,166	4,106
Freddie Mac Gold Pool 4% 2/1/2043	21,302	20,887
Freddie Mac Gold Pool 4% 4/1/2042	9,408	9,276
Freddie Mac Gold Pool 4% 4/1/2049	142,605	138,448
Freddie Mac Gold Pool 4% 5/1/2045	4,256	4,181
Freddie Mac Gold Pool 4% 5/1/2048	7,691	7,453
Freddie Mac Gold Pool 4% 6/1/2047	386,185	372,245
Freddie Mac Gold Pool 4% 7/1/2042	4,197	4,139
Freddie Mac Gold Pool 4% 7/1/2045	19,839	19,551
Freddie Mac Gold Pool 4% 7/1/2049	40,620	39,232
Freddie Mac Gold Pool 4% 7/1/2052	632,350	606,799
Freddie Mac Gold Pool 4% 7/1/2052	31,521	30,247
Freddie Mac Gold Pool 4% 7/1/2055	50,000	47,652
Freddie Mac Gold Pool 4% 8/1/2038	89,239	88,184
Freddie Mac Gold Pool 4% 8/1/2049	65,472	63,236
Freddie Mac Gold Pool 4% 9/1/2040	3,857	3,805
Freddie Mac Gold Pool 4% 9/1/2045	33,650	32,897
Freddie Mac Gold Pool 4% 9/1/2048	139,090	134,669
Freddie Mac Gold Pool 4% 9/1/2048	67,455	65,235
Freddie Mac Gold Pool 4% 9/1/2048	41,552	40,184
Freddie Mac Gold Pool 4.5% 1/1/2049	8,187	8,146
Freddie Mac Gold Pool 4.5% 1/1/2050	46,558	46,164
Freddie Mac Gold Pool 4.5% 10/1/2048	22,436	22,344
Freddie Mac Gold Pool 4.5% 10/1/2052	367,897	362,254
Freddie Mac Gold Pool 4.5% 10/1/2055	100,000	97,935
Freddie Mac Gold Pool 4.5% 11/1/2040	295,256	297,352
Freddie Mac Gold Pool 4.5% 11/1/2049	41,544	41,244
Freddie Mac Gold Pool 4.5% 12/1/2048	15,251	15,174
Freddie Mac Gold Pool 4.5% 2/1/2053	80,439	79,532
Freddie Mac Gold Pool 4.5% 3/1/2049	44,871	44,603
Freddie Mac Gold Pool 4.5% 4/1/2050	56,929	56,447
Freddie Mac Gold Pool 4.5% 4/1/2053	82,426	81,058
Freddie Mac Gold Pool 4.5% 5/1/2049	10,427	10,355
Freddie Mac Gold Pool 4.5% 7/1/2041	26,468	26,651
Freddie Mac Gold Pool 4.5% 7/1/2048	31,749	31,619
Freddie Mac Gold Pool 4.5% 8/1/2048	81,645	81,311
Freddie Mac Gold Pool 4.5% 8/1/2048	53,601	53,382
Freddie Mac Gold Pool 4.5% 8/1/2052	391,838	385,949
Freddie Mac Gold Pool 4.5% 8/1/2053	163,127	160,370
Freddie Mac Gold Pool 4.5% 9/1/2048	8,564	8,538
Freddie Mac Gold Pool 4.5% 9/1/2052	87,914	86,566
Freddie Mac Gold Pool 4.5% 9/1/2054	120,905	118,446
Freddie Mac Gold Pool 5% 10/1/2053	32,829	33,067
Freddie Mac Gold Pool 5% 11/1/2052	88,645	89,066
Freddie Mac Gold Pool 5% 11/1/2054	628,068	627,127
Freddie Mac Gold Pool 5% 11/1/2054	161,638	161,434
Freddie Mac Gold Pool 5% 12/1/2048	21,354	21,749
Freddie Mac Gold Pool 5% 12/1/2052	162,039	163,670
Freddie Mac Gold Pool 5% 12/1/2053	235,289	238,466
Freddie Mac Gold Pool 5% 12/1/2053	97,081	97,239
Freddie Mac Gold Pool 5% 12/1/2054	286,497	286,067
Freddie Mac Gold Pool 5% 2/1/2049	4,887	4,983
Freddie Mac Gold Pool 5% 4/1/2039	65,401	66,203
Freddie Mac Gold Pool 5% 4/1/2040	227,219	230,468
Freddie Mac Gold Pool 5% 4/1/2053	333,201	334,472
Freddie Mac Gold Pool 5% 4/1/2053	163,119	164,505
Freddie Mac Gold Pool 5% 4/1/2053	86,411	86,519
Freddie Mac Gold Pool 5% 4/1/2055	24,845	24,807
Freddie Mac Gold Pool 5% 5/1/2050	14,571	14,786
Freddie Mac Gold Pool 5% 6/1/2053	165,547	165,959
Freddie Mac Gold Pool 5% 6/1/2053	83,380	83,672
Freddie Mac Gold Pool 5% 6/1/2055	249,444	249,281
Freddie Mac Gold Pool 5% 7/1/2054	93,210	93,245
Freddie Mac Gold Pool 5% 8/1/2052	137,335	137,885
Freddie Mac Gold Pool 5% 8/1/2055	90,527	90,986
Freddie Mac Gold Pool 5% 9/1/2052	230,768	232,009
Freddie Mac Gold Pool 5.5% 1/1/2040	184,341	188,829
Freddie Mac Gold Pool 5.5% 1/1/2053	57,703	58,687
Freddie Mac Gold Pool 5.5% 10/1/2054	190,142	194,813
Freddie Mac Gold Pool 5.5% 11/1/2053	411,546	417,797
Freddie Mac Gold Pool 5.5% 11/1/2054	253,780	257,080
Freddie Mac Gold Pool 5.5% 11/1/2054	139,945	144,039
Freddie Mac Gold Pool 5.5% 12/1/2052	174,398	177,920
Freddie Mac Gold Pool 5.5% 12/1/2054	187,007	189,439
Freddie Mac Gold Pool 5.5% 12/1/2054	24,953	25,277
Freddie Mac Gold Pool 5.5% 2/1/2055	392,437	397,540
Freddie Mac Gold Pool 5.5% 3/1/2053	305,895	311,784
Freddie Mac Gold Pool 5.5% 4/1/2053	160,635	163,427
Freddie Mac Gold Pool 5.5% 4/1/2054	164,422	166,715
Freddie Mac Gold Pool 5.5% 4/1/2055	208,830	211,545
Freddie Mac Gold Pool 5.5% 5/1/2055	248,837	252,073
Freddie Mac Gold Pool 5.5% 6/1/2049	35,743	37,134
Freddie Mac Gold Pool 5.5% 7/1/2053	112,084	113,857
Freddie Mac Gold Pool 5.5% 7/1/2054	535,074	547,550
Freddie Mac Gold Pool 5.5% 8/1/2053	89,423	90,837
Freddie Mac Gold Pool 5.5% 8/1/2053	82,257	83,558
Freddie Mac Gold Pool 5.5% 8/1/2055	72,850	73,797
Freddie Mac Gold Pool 5.5% 9/1/2040	118,265	121,071
Freddie Mac Gold Pool 5.5% 9/1/2053	149,521	153,661
Freddie Mac Gold Pool 6% 1/1/2053	217,115	223,255
Freddie Mac Gold Pool 6% 1/1/2053	148,328	152,523
Freddie Mac Gold Pool 6% 1/1/2055	268,328	274,722
Freddie Mac Gold Pool 6% 10/1/2055	48,886	50,238
Freddie Mac Gold Pool 6% 12/1/2052	434,466	447,058
Freddie Mac Gold Pool 6% 12/1/2053	173,360	179,851
Freddie Mac Gold Pool 6% 12/1/2053	139,075	142,704
Freddie Mac Gold Pool 6% 4/1/2054	314,369	327,213
Freddie Mac Gold Pool 6% 5/1/2054	422,070	439,974
Freddie Mac Gold Pool 6% 5/1/2054	383,291	392,453
Freddie Mac Gold Pool 6% 5/1/2055	275,391	282,590
Freddie Mac Gold Pool 6% 5/1/2055	22,366	22,895
Freddie Mac Gold Pool 6% 6/1/2053	142,302	146,082
Freddie Mac Gold Pool 6% 6/1/2054	474,953	490,425
Freddie Mac Gold Pool 6% 6/1/2054	80,329	82,322
Freddie Mac Gold Pool 6% 6/1/2055	225,000	230,326
Freddie Mac Gold Pool 6% 7/1/2055	238,635	244,321
Freddie Mac Gold Pool 6% 8/1/2054	463,839	475,217
Freddie Mac Gold Pool 6% 8/1/2055	148,506	154,678
Freddie Mac Gold Pool 6% 9/1/2054	135,354	138,663
Freddie Mac Gold Pool 6.5% 12/1/2053	220,583	228,572
Freddie Mac Gold Pool 6.5% 12/1/2053	88,346	92,788
Freddie Mac Gold Pool 6.5% 2/1/2054	505,361	523,626
Freddie Mac Gold Pool 6.5% 2/1/2054	168,217	176,610
Freddie Mac Gold Pool 6.5% 5/1/2055	110,213	114,591
Freddie Mac Gold Pool 6.5% 6/1/2054	178,227	187,871
Freddie Mac Gold Pool 6.5% 6/1/2054	89,375	94,518
Freddie Mac Gold Pool 6.5% 8/1/2053	62,043	64,353
Freddie Mac Gold Pool 6.5% 8/1/2054	274,973	284,503
Freddie Mac Gold Pool 6.5% 9/1/2053	380,501	394,669
Freddie Mac Gold Pool 6.5% 9/1/2054	107,432	113,649
Freddie Mac Gold Pool 6.5% 9/1/2055	209,378	216,848
Freddie Mac Gold Pool 7% 1/1/2054	247,600	262,302
Freddie Mac Gold Pool 7% 1/1/2054	25,814	27,329
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	586,384	609,058
Freddie Mac Non Gold Pool 5% 7/1/2055	24,790	24,771
Freddie Mac Non Gold Pool 5.5% 4/1/2054	106,299	108,047
Freddie Mac Non Gold Pool 5.5% 8/1/2054	20,907	21,198
Freddie Mac Non Gold Pool 6% 2/1/2055	167,181	171,113
Freddie Mac Non Gold Pool 6.5% 5/1/2053	163,724	171,956
Freddie Mac Non Gold Pool 6.5% 8/1/2053	430,506	447,209
Ginnie Mae I Pool 2.5% 7/20/2052	83,387	72,473
Ginnie Mae I Pool 3% 10/20/2042	46,239	43,042
Ginnie Mae I Pool 3% 7/20/2052	225,242	203,490
Ginnie Mae I Pool 3% 9/20/2052	79,090	71,749
Ginnie Mae I Pool 3.5% 10/20/2052	243,197	225,625
Ginnie Mae I Pool 3.5% 11/20/2052	164,135	152,070
Ginnie Mae I Pool 3.5% 12/20/2052	171,643	159,026
Ginnie Mae I Pool 3.5% 7/20/2052	307,400	285,501
Ginnie Mae I Pool 4% 1/20/2053	161,426	154,434
Ginnie Mae I Pool 4% 10/20/2052	322,018	308,373
Ginnie Mae I Pool 4% 12/20/2052	42,513	40,698
Ginnie Mae I Pool 4% 3/20/2047	44,656	43,360
Ginnie Mae I Pool 4% 6/20/2053	84,940	81,221
Ginnie Mae I Pool 4% 7/20/2052	153,837	147,607
Ginnie Mae I Pool 4% 8/20/2052	155,088	148,710
Ginnie Mae I Pool 4.5% 10/20/2052	313,337	308,815
Ginnie Mae I Pool 4.5% 10/20/2054	118,708	116,318
Ginnie Mae I Pool 4.5% 2/20/2053	80,320	79,060
Ginnie Mae I Pool 4.5% 4/20/2053	86,074	84,718
Ginnie Mae I Pool 4.5% 7/20/2052	151,405	149,220
Ginnie Mae I Pool 4.5% 8/20/2052	75,781	74,687
Ginnie Mae I Pool 5% 10/20/2052	229,996	231,532
Ginnie Mae I Pool 5% 10/20/2054	376,679	376,841
Ginnie Mae I Pool 5% 12/20/2052	76,816	77,281
Ginnie Mae I Pool 5% 4/20/2053	238,556	239,702
Ginnie Mae I Pool 5% 9/20/2052	224,085	225,582
Ginnie Mae I Pool 5.5% 1/20/2053	66,798	67,926
Ginnie Mae I Pool 5.5% 10/20/2054	132,821	134,287
Ginnie Mae I Pool 5.5% 12/20/2052	201,570	205,055
Ginnie Mae I Pool 5.5% 2/20/2053	68,421	69,555
Ginnie Mae I Pool 5.5% 4/20/2053	36,562	37,134
Ginnie Mae I Pool 5.5% 5/20/2053	152,215	154,597
Ginnie Mae I Pool 5.5% 6/20/2053	188,079	191,154
Ginnie Mae I Pool 6% 12/20/2052	213,988	219,856
Ginnie Mae I Pool 6% 4/20/2053	57,455	58,954
Ginnie Mae I Pool 6.5% 12/20/2052	37,094	38,365
Ginnie Mae II Pool 1.5% 5/20/2051	35,083	28,020
Ginnie Mae II Pool 2% 1/20/2051	735,113	613,063
Ginnie Mae II Pool 2% 1/20/2052	126,740	105,698
Ginnie Mae II Pool 2% 11/20/2051	504,087	420,236
Ginnie Mae II Pool 2% 12/1/2055 (f)	25,000	20,832
Ginnie Mae II Pool 2% 12/20/2050	1,447,060	1,206,694
Ginnie Mae II Pool 2% 12/20/2051	72,917	60,811
Ginnie Mae II Pool 2% 2/20/2051	600,682	500,787
Ginnie Mae II Pool 2% 2/20/2052	90,195	75,220
Ginnie Mae II Pool 2% 3/20/2051	843,235	703,234
Ginnie Mae II Pool 2% 3/20/2052	94,118	78,492
Ginnie Mae II Pool 2% 4/20/2051	471,759	393,286
Ginnie Mae II Pool 2% 4/20/2052	536,444	447,379
Ginnie Mae II Pool 2% 6/20/2051	305,556	254,729
Ginnie Mae II Pool 2% 7/20/2051	100,727	83,972
Ginnie Mae II Pool 2% 9/20/2050	94,685	79,112
Ginnie Mae II Pool 2.5% 1/20/2051	105,314	91,489
Ginnie Mae II Pool 2.5% 1/20/2052	48,418	42,055
Ginnie Mae II Pool 2.5% 10/20/2050	359,092	312,290
Ginnie Mae II Pool 2.5% 10/20/2051	99,163	86,114
Ginnie Mae II Pool 2.5% 11/20/2050	160,761	139,808
Ginnie Mae II Pool 2.5% 11/20/2051	513,689	446,096
Ginnie Mae II Pool 2.5% 12/20/2049	77,975	68,250
Ginnie Mae II Pool 2.5% 12/20/2050	143,853	124,947
Ginnie Mae II Pool 2.5% 12/20/2051	132,376	114,978
Ginnie Mae II Pool 2.5% 2/20/2051	151,052	131,223
Ginnie Mae II Pool 2.5% 2/20/2052	449,538	390,491
Ginnie Mae II Pool 2.5% 3/20/2050	47,607	41,432
Ginnie Mae II Pool 2.5% 3/20/2051	56,151	48,780
Ginnie Mae II Pool 2.5% 3/20/2052	25,000	21,716
Ginnie Mae II Pool 2.5% 4/20/2052	75,105	65,252
Ginnie Mae II Pool 2.5% 5/20/2050	120,040	104,470
Ginnie Mae II Pool 2.5% 5/20/2051	432,581	375,660
Ginnie Mae II Pool 2.5% 5/20/2052	745,818	647,971
Ginnie Mae II Pool 2.5% 6/20/2051	138,257	120,064
Ginnie Mae II Pool 2.5% 7/20/2051	1,150,755	999,334
Ginnie Mae II Pool 2.5% 8/20/2050	159,911	139,002
Ginnie Mae II Pool 2.5% 8/20/2051	437,439	379,878
Ginnie Mae II Pool 2.5% 9/20/2050	366,489	318,723
Ginnie Mae II Pool 2.5% 9/20/2051	137,942	119,791
Ginnie Mae II Pool 3% 1/20/2043	2,876	2,675
Ginnie Mae II Pool 3% 1/20/2050	223,694	202,616
Ginnie Mae II Pool 3% 10/20/2050	227,471	205,753
Ginnie Mae II Pool 3% 11/20/2047	15,690	14,334
Ginnie Mae II Pool 3% 11/20/2049	59,190	53,613
Ginnie Mae II Pool 3% 11/20/2051	41,131	37,127
Ginnie Mae II Pool 3% 11/20/2053	74,332	67,688
Ginnie Mae II Pool 3% 11/20/2054	95,073	86,004
Ginnie Mae II Pool 3% 12/1/2055 (f)	25,000	22,557
Ginnie Mae II Pool 3% 12/20/2047	93,500	85,420
Ginnie Mae II Pool 3% 12/20/2049	74,289	67,289
Ginnie Mae II Pool 3% 12/20/2051	46,805	42,256
Ginnie Mae II Pool 3% 12/20/2054	91,685	82,939
Ginnie Mae II Pool 3% 2/20/2046	63,426	58,104
Ginnie Mae II Pool 3% 2/20/2050	73,441	66,475
Ginnie Mae II Pool 3% 2/20/2051	174,805	158,006
Ginnie Mae II Pool 3% 3/20/2043	2,950	2,742
Ginnie Mae II Pool 3% 3/20/2048	30,316	27,659
Ginnie Mae II Pool 3% 3/20/2052	256,056	231,169
Ginnie Mae II Pool 3% 4/20/2048	36,020	32,908
Ginnie Mae II Pool 3% 4/20/2050	152,443	137,984
Ginnie Mae II Pool 3% 4/20/2051	30,136	27,240
Ginnie Mae II Pool 3% 4/20/2052	522,585	471,793
Ginnie Mae II Pool 3% 5/20/2052	540,423	487,897
Ginnie Mae II Pool 3% 6/20/2050	83,130	75,245
Ginnie Mae II Pool 3% 6/20/2052	356,709	322,262
Ginnie Mae II Pool 3% 7/20/2042	3,905	3,637
Ginnie Mae II Pool 3% 7/20/2046	28,569	26,172
Ginnie Mae II Pool 3% 7/20/2049	51,408	46,677
Ginnie Mae II Pool 3% 7/20/2050	48,256	43,595
Ginnie Mae II Pool 3% 8/20/2043	3,193	2,963
Ginnie Mae II Pool 3% 8/20/2046	143,134	131,123
Ginnie Mae II Pool 3% 8/20/2050	51,226	46,335
Ginnie Mae II Pool 3% 8/20/2051	279,182	252,178
Ginnie Mae II Pool 3.5% 1/20/2048	49,184	46,072
Ginnie Mae II Pool 3.5% 1/20/2050	200,962	187,242
Ginnie Mae II Pool 3.5% 10/20/2047	3,204	3,005
Ginnie Mae II Pool 3.5% 10/20/2048	11,721	10,939
Ginnie Mae II Pool 3.5% 10/20/2055	623,977	572,407
Ginnie Mae II Pool 3.5% 11/20/2050	8,383	7,811
Ginnie Mae II Pool 3.5% 12/1/2055 (f)	25,000	22,930
Ginnie Mae II Pool 3.5% 12/20/2049	31,113	28,989
Ginnie Mae II Pool 3.5% 2/20/2046	97,702	91,947
Ginnie Mae II Pool 3.5% 2/20/2047	7,845	7,374
Ginnie Mae II Pool 3.5% 2/20/2048	14,843	13,904
Ginnie Mae II Pool 3.5% 2/20/2049	95,997	89,803
Ginnie Mae II Pool 3.5% 2/20/2051	189,640	176,693
Ginnie Mae II Pool 3.5% 3/20/2048	54,345	50,907
Ginnie Mae II Pool 3.5% 3/20/2049	65,238	60,845
Ginnie Mae II Pool 3.5% 3/20/2050	221,627	206,496
Ginnie Mae II Pool 3.5% 3/20/2051	201,504	187,747
Ginnie Mae II Pool 3.5% 4/20/2046	74,196	69,826
Ginnie Mae II Pool 3.5% 4/20/2049	10,652	9,934
Ginnie Mae II Pool 3.5% 5/20/2046	35,603	33,506
Ginnie Mae II Pool 3.5% 5/20/2051	28,214	26,199
Ginnie Mae II Pool 3.5% 5/20/2052	150,358	139,647
Ginnie Mae II Pool 3.5% 5/20/2054	85,594	79,028
Ginnie Mae II Pool 3.5% 5/20/2055	99,752	91,601
Ginnie Mae II Pool 3.5% 6/20/2048	33,556	31,433
Ginnie Mae II Pool 3.5% 6/20/2049	2,709	2,524
Ginnie Mae II Pool 3.5% 7/20/2049	18,569	17,307
Ginnie Mae II Pool 3.5% 8/20/2048	10,462	9,800
Ginnie Mae II Pool 3.5% 8/20/2049	6,595	6,146
Ginnie Mae II Pool 3.5% 9/20/2049	12,890	12,010
Ginnie Mae II Pool 4% 1/20/2049	27,402	26,444
Ginnie Mae II Pool 4% 10/20/2048	20,031	19,356
Ginnie Mae II Pool 4% 10/20/2049	26,799	25,812
Ginnie Mae II Pool 4% 11/20/2049	30,590	29,463
Ginnie Mae II Pool 4% 12/20/2047	12,859	12,454
Ginnie Mae II Pool 4% 12/20/2049	37,699	36,310
Ginnie Mae II Pool 4% 12/20/2050	37,842	36,448
Ginnie Mae II Pool 4% 2/20/2050	47,499	45,839
Ginnie Mae II Pool 4% 3/20/2050	161,792	155,834
Ginnie Mae II Pool 4% 4/20/2047	17,055	16,539
Ginnie Mae II Pool 4% 4/20/2049	17,985	17,357
Ginnie Mae II Pool 4% 4/20/2050	21,403	20,615
Ginnie Mae II Pool 4% 5/20/2048	35,870	34,694
Ginnie Mae II Pool 4% 5/20/2050	23,897	23,017
Ginnie Mae II Pool 4% 5/20/2054	213,334	203,311
Ginnie Mae II Pool 4% 6/20/2048	9,588	9,274
Ginnie Mae II Pool 4% 6/20/2051	52,114	50,195
Ginnie Mae II Pool 4% 6/20/2055	323,379	306,846
Ginnie Mae II Pool 4% 8/20/2048	39,564	38,231
Ginnie Mae II Pool 4% 8/20/2055	149,094	141,472
Ginnie Mae II Pool 4% 9/20/2055	49,882	47,332
Ginnie Mae II Pool 4.5% 1/20/2049	82,285	82,016
Ginnie Mae II Pool 4.5% 1/20/2055	267,442	261,785
Ginnie Mae II Pool 4.5% 10/20/2053	90,350	88,842
Ginnie Mae II Pool 4.5% 11/20/2048	16,203	16,171
Ginnie Mae II Pool 4.5% 11/20/2054	619,725	607,248
Ginnie Mae II Pool 4.5% 12/20/2049	12,432	12,392
Ginnie Mae II Pool 4.5% 12/20/2050	52,027	51,857
Ginnie Mae II Pool 4.5% 12/20/2053	92,631	90,882
Ginnie Mae II Pool 4.5% 2/20/2049	8,279	8,252
Ginnie Mae II Pool 4.5% 2/20/2050	67,735	67,514
Ginnie Mae II Pool 4.5% 2/20/2055	97,943	95,871
Ginnie Mae II Pool 4.5% 3/20/2055	73,763	72,180
Ginnie Mae II Pool 4.5% 4/20/2049	9,994	9,962
Ginnie Mae II Pool 4.5% 4/20/2050	20,810	20,716
Ginnie Mae II Pool 4.5% 4/20/2051	51,156	51,053
Ginnie Mae II Pool 4.5% 5/20/2049	15,336	15,286
Ginnie Mae II Pool 4.5% 5/20/2054	95,115	93,192
Ginnie Mae II Pool 4.5% 6/20/2054	167,669	164,280
Ginnie Mae II Pool 4.5% 7/20/2053	86,579	85,079
Ginnie Mae II Pool 4.5% 8/20/2048	40,768	40,725
Ginnie Mae II Pool 4.5% 9/20/2049	15,763	15,731
Ginnie Mae II Pool 5% 1/1/2056 (f)	625,000	623,633
Ginnie Mae II Pool 5% 1/20/2055	214,854	214,879
Ginnie Mae II Pool 5% 10/20/2048	7,635	7,762
Ginnie Mae II Pool 5% 11/20/2049	25,001	25,496
Ginnie Mae II Pool 5% 11/20/2053	88,766	89,192
Ginnie Mae II Pool 5% 11/20/2054	285,343	285,466
Ginnie Mae II Pool 5% 12/1/2055 (f)	1,250,000	1,248,633
Ginnie Mae II Pool 5% 12/20/2047	12,106	12,403
Ginnie Mae II Pool 5% 12/20/2054	143,327	143,344
Ginnie Mae II Pool 5% 2/20/2055	167,652	167,671
Ginnie Mae II Pool 5% 3/20/2049	7,664	7,792
Ginnie Mae II Pool 5% 3/20/2050	15,487	15,842
Ginnie Mae II Pool 5% 4/20/2055	147,633	147,557
Ginnie Mae II Pool 5% 5/20/2054	91,064	91,189
Ginnie Mae II Pool 5% 6/20/2048	25,101	25,598
Ginnie Mae II Pool 5% 6/20/2054	92,974	93,101
Ginnie Mae II Pool 5% 7/20/2048	6,953	7,080
Ginnie Mae II Pool 5% 7/20/2053	167,889	168,695
Ginnie Mae II Pool 5% 8/20/2053	85,448	85,858
Ginnie Mae II Pool 5% 9/20/2053	84,867	85,275
Ginnie Mae II Pool 5.5% 1/1/2056 (f)	675,000	681,249
Ginnie Mae II Pool 5.5% 1/20/2055	313,276	316,661
Ginnie Mae II Pool 5.5% 10/20/2053	157,181	159,641
Ginnie Mae II Pool 5.5% 12/1/2055 (f)	1,350,000	1,363,711
Ginnie Mae II Pool 5.5% 12/20/2048	8,076	8,362
Ginnie Mae II Pool 5.5% 2/20/2054	215,200	218,315
Ginnie Mae II Pool 5.5% 5/20/2055	493,596	498,968
Ginnie Mae II Pool 5.5% 6/20/2055	346,126	349,893
Ginnie Mae II Pool 5.5% 7/20/2054	209,731	212,063
Ginnie Mae II Pool 5.5% 7/20/2055	593,962	600,612
Ginnie Mae II Pool 5.5% 8/20/2054	210,122	212,441
Ginnie Mae II Pool 5.5% 9/20/2053	148,408	150,730
Ginnie Mae II Pool 5.5% 9/20/2055	149,123	150,897
Ginnie Mae II Pool 6% 1/1/2056 (f)	275,000	280,317
Ginnie Mae II Pool 6% 1/20/2055	481,103	490,161
Ginnie Mae II Pool 6% 12/1/2055 (f)	1,225,000	1,248,256
Ginnie Mae II Pool 6% 12/20/2054	540,613	550,917
Ginnie Mae II Pool 6% 2/1/2056 (f)	300,000	305,590
Ginnie Mae II Pool 6% 3/20/2055	574,986	584,958
Ginnie Mae II Pool 6% 5/20/2055	246,240	251,087
Ginnie Mae II Pool 6.5% 1/1/2056 (f)	300,000	308,637
Ginnie Mae II Pool 6.5% 1/20/2055	176,712	181,666
Ginnie Mae II Pool 6.5% 12/1/2055 (f)	300,000	309,164
Ginnie Mae II Pool 6.5% 5/20/2055	170,093	175,353
Ginnie Mae II Pool 6.5% 7/20/2053	86,314	89,206
Ginnie Mae II Pool 6.5% 7/20/2054	162,577	167,858
Uniform Mortgage Backed Securities 2% 12/1/2055 (f)	300,000	244,219
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (f)	125,000	106,387
Uniform Mortgage Backed Securities 3% 12/1/2055 (f)	100,000	88,820
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (f)	1,425,000	1,317,791
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (f)	2,900,000	2,682,500
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (f)	200,000	195,797
Uniform Mortgage Backed Securities 5% 12/1/2055 (f)	650,000	648,781
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (f)	1,150,000	1,164,555
Uniform Mortgage Backed Securities 6% 12/1/2055 (f)	1,275,000	1,305,580
TOTAL UNITED STATES		155,662,309
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $161,675,297)		155,662,309

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0.75% 10/8/2027	125,000	118,842
Fannie Mae 0.875% 8/5/2030	83,000	73,393
Fannie Mae 6.625% 11/15/2030	229,000	259,868
Freddie Mac Non Gold Pool 6.25% 7/15/2032	130,000	148,461

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $645,330)		600,564

U.S. Treasury Obligations - 45.8%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	775,000	496,333
US Treasury Bonds 1.375% 11/15/2040	1.65 to 1.92	599,000	396,650
US Treasury Bonds 1.375% 8/15/2050	1.93	189,000	96,132
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.95	1,086,000	589,579
US Treasury Bonds 1.75% 8/15/2041	2.01 to 3.46	1,262,000	868,463
US Treasury Bonds 1.875% 11/15/2051	2.29 to 3.21	439,000	251,002
US Treasury Bonds 1.875% 2/15/2041	2.25	209,000	148,921
US Treasury Bonds 1.875% 2/15/2051	2.30 to 2.31	96,000	55,440
US Treasury Bonds 2% 11/15/2041	1.88 to 3.34	1,046,000	744,826
US Treasury Bonds 2% 2/15/2050	1.71	45,000	27,211
US Treasury Bonds 2% 8/15/2051	2.04	579,000	342,944
US Treasury Bonds 2.25% 2/15/2052	2.49	100,000	62,660
US Treasury Bonds 2.25% 5/15/2041	2.63 to 3.29	1,321,000	991,318
US Treasury Bonds 2.25% 8/15/2046	3.03	6,000	4,050
US Treasury Bonds 2.25% 8/15/2049	2.22 to 2.31	34,000	21,942
US Treasury Bonds 2.375% 11/15/2049	2.39	1,000	660
US Treasury Bonds 2.375% 2/15/2042	3.61	1,650,000	1,237,792
US Treasury Bonds 2.375% 5/15/2051	2.05 to 2.97	842,000	547,695
US Treasury Bonds 2.5% 2/15/2046	2.33 to 3.07	89,000	63,513
US Treasury Bonds 2.5% 5/15/2046	2.54 to 2.91	83,000	59,050
US Treasury Bonds 2.75% 11/15/2042	2.83	4,000	3,136
US Treasury Bonds 2.75% 11/15/2047	2.15 to 3.08	23,000	16,812
US Treasury Bonds 2.75% 8/15/2042	3.22	41,000	32,302
US Treasury Bonds 2.875% 5/15/2049	2.62	12,000	8,845
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	2,450,000	1,765,723
US Treasury Bonds 2.875% 8/15/2045	1.81	95,000	72,990
US Treasury Bonds 3% 11/15/2044	3.38	7,000	5,537
US Treasury Bonds 3% 11/15/2045	3.36	8,000	6,262
US Treasury Bonds 3% 2/15/2048	3.02	4,000	3,055
US Treasury Bonds 3% 2/15/2049	3.09	20,000	15,130
US Treasury Bonds 3% 5/15/2042	3.12	13,000	10,670
US Treasury Bonds 3% 5/15/2045	2.32 to 3.03	121,000	95,259
US Treasury Bonds 3% 5/15/2047	2.95	17,000	13,090
US Treasury Bonds 3% 8/15/2048	3.20 to 3.39	28,000	21,278
US Treasury Bonds 3% 8/15/2052	3.29 to 4.15	2,260,000	1,669,575
US Treasury Bonds 3.125% 11/15/2041	2.06	75,000	63,190
US Treasury Bonds 3.125% 2/15/2043	2.40 to 2.87	125,000	103,188
US Treasury Bonds 3.125% 5/15/2048	2.75 to 3.09	57,000	44,440
US Treasury Bonds 3.125% 8/15/2044	3.05 to 3.09	238,000	192,659
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	665,000	565,276
US Treasury Bonds 3.375% 11/15/2048	3.03 to 3.25	32,000	25,973
US Treasury Bonds 3.375% 5/15/2044	2.54 to 3.16	198,000	167,001
US Treasury Bonds 3.375% 8/15/2042	4.43	390,000	336,162
US Treasury Bonds 3.625% 2/15/2053	3.96	400,000	333,703
US Treasury Bonds 3.625% 5/15/2053	4.01 to 4.40	100,000	83,332
US Treasury Bonds 3.625% 8/15/2043	3.34 to 3.45	47,000	41,422
US Treasury Bonds 3.75% 11/15/2043	3.16	39,000	34,897
US Treasury Bonds 3.75% 8/15/2041	2.43 to 3.39	48,000	44,044
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.59	2,320,000	2,128,963
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.57	650,000	595,140
US Treasury Bonds 3.875% 8/15/2040	2.34	20,000	18,823
US Treasury Bonds 4% 11/15/2042	3.69 to 3.97	1,920,000	1,794,375
US Treasury Bonds 4% 11/15/2052	3.92 to 3.97	195,000	174,091
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.70	4,010,000	3,759,532
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,500,000	1,367,871
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	5,043,000	4,696,097
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.52	2,860,000	2,663,487
US Treasury Bonds 4.375% 11/15/2039	2.41	24,000	24,040
US Treasury Bonds 4.375% 5/15/2040	2.77	45,000	44,907
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.20	2,570,000	2,505,248
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	1,690,000	1,641,413
US Treasury Bonds 4.5% 2/15/2036	3.21	1,000	1,045
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.93	3,050,000	3,013,543
US Treasury Bonds 4.5% 5/15/2038	2.94	45,000	46,464
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.92	930,000	930,363
US Treasury Bonds 4.625% 11/15/2045 (f)	4.60 to 4.69	1,380,000	1,378,922
US Treasury Bonds 4.625% 11/15/2055	4.64 to 4.67	1,100,000	1,092,094
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	2,430,000	2,410,063
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	2,080,000	2,085,850
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	1,700,000	1,685,258
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.74	2,520,000	2,571,778
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.99	3,200,000	3,238,500
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	1,710,000	1,731,375
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.92	2,520,000	2,598,750
US Treasury Bonds 5% 5/15/2037	2.92	10,000	10,838
US Treasury Bonds 5% 5/15/2045	4.80 to 5.05	4,290,000	4,497,127
US Treasury Notes 0.375% 7/31/2027	0.42 to 0.48	1,248,000	1,184,771
US Treasury Notes 0.5% 10/31/2027	0.64	64,000	60,458
US Treasury Notes 0.5% 5/31/2027	0.44 to 0.70	1,548,000	1,479,670
US Treasury Notes 0.5% 6/30/2027	0.39 to 0.66	1,571,000	1,498,280
US Treasury Notes 0.5% 8/31/2027	1.19	309,000	293,272
US Treasury Notes 0.625% 11/30/2027	0.62 to 0.78	509,000	480,965
US Treasury Notes 0.625% 12/31/2027	0.76	338,000	318,644
US Treasury Notes 0.625% 3/31/2027	0.38 to 0.60	808,000	777,353
US Treasury Notes 0.625% 5/15/2030	1.69	75,000	65,933
US Treasury Notes 0.625% 8/15/2030	0.71	204,000	177,934
US Treasury Notes 0.75% 1/31/2028	0.93 to 0.94	263,000	248,062
US Treasury Notes 1% 7/31/2028	1.13	2,000	1,873
US Treasury Notes 1.125% 2/15/2031	1.63	2,000	1,767
US Treasury Notes 1.125% 2/28/2027	0.73	1,000	969
US Treasury Notes 1.125% 2/29/2028	1.28	1,000	948
US Treasury Notes 1.125% 8/31/2028	1.13	10,000	9,383
US Treasury Notes 1.25% 12/31/2026	2.17	225,000	219,384
US Treasury Notes 1.25% 3/31/2028	1.30	13,000	12,354
US Treasury Notes 1.25% 4/30/2028	1.25 to 1.26	659,000	625,046
US Treasury Notes 1.25% 6/30/2028	0.99	262,000	247,600
US Treasury Notes 1.25% 8/15/2031	3.20	259,000	226,807
US Treasury Notes 1.25% 9/30/2028	1.56	5,000	4,699
US Treasury Notes 1.375% 10/31/2028	1.39 to 1.81	410,000	386,041
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.76	995,000	933,823
US Treasury Notes 1.5% 1/31/2027	3.03	173,000	168,864
US Treasury Notes 1.5% 11/30/2028	1.92 to 2.37	2,379,000	2,244,531
US Treasury Notes 1.625% 8/15/2029	0.81 to 1.92	176,000	164,574
US Treasury Notes 1.75% 1/31/2029	2.89 to 2.94	465,000	440,588
US Treasury Notes 1.875% 2/28/2027	2.85	160,000	156,688
US Treasury Notes 1.875% 2/28/2029	3.26	25,000	23,749
US Treasury Notes 2% 11/15/2026	2.85	110,000	108,299
US Treasury Notes 2.25% 11/15/2027	2.08 to 2.47	100,000	97,633
US Treasury Notes 2.25% 2/15/2027	3.09 to 3.14	134,000	131,891
US Treasury Notes 2.25% 8/15/2027	3.05	35,000	34,259
US Treasury Notes 2.375% 5/15/2027	3.19	22,000	21,635
US Treasury Notes 2.375% 5/15/2029	2.12	16,000	15,402
US Treasury Notes 2.625% 2/15/2029	2.56	57,000	55,459
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.07	670,000	660,945
US Treasury Notes 2.625% 7/31/2029	3.15	735,000	712,003
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.13	492,000	484,313
US Treasury Notes 2.75% 7/31/2027	2.70 to 3.18	1,095,000	1,081,056
US Treasury Notes 2.75% 8/15/2032	4.05	436,000	409,755
US Treasury Notes 2.875% 5/15/2028	1.90 to 2.72	323,000	318,319
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.06	265,000	251,791
US Treasury Notes 2.875% 8/15/2028	3.23	61,000	60,044
US Treasury Notes 3.125% 11/15/2028	1.80 to 3.57	2,365,000	2,340,519
US Treasury Notes 3.125% 8/31/2027	3.33 to 3.92	2,265,000	2,249,517
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.86	925,000	911,306
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.05	670,000	667,043
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.08	640,000	633,775
US Treasury Notes 3.375% 5/15/2033	3.86	440,000	427,075
US Treasury Notes 3.375% 9/15/2027	3.92	1,160,000	1,156,964
US Treasury Notes 3.375% 9/15/2028	3.62	4,990,000	4,974,406
US Treasury Notes 3.5% 1/31/2030	3.61 to 4.07	900,000	897,645
US Treasury Notes 3.5% 10/15/2028	3.58 to 3.60	1,520,000	1,520,000
US Treasury Notes 3.5% 11/15/2028	3.47 to 3.49	2,140,000	2,140,502
US Treasury Notes 3.5% 11/30/2030	3.60	1,760,000	1,752,163
US Treasury Notes 3.5% 2/15/2033	3.97	640,000	627,425
US Treasury Notes 3.5% 4/30/2028	4.02 to 4.06	1,040,000	1,040,137
US Treasury Notes 3.5% 4/30/2030	3.71 to 3.88	780,000	777,502
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.91	1,290,000	1,287,632
US Treasury Notes 3.625% 10/31/2030	3.57	400,000	400,344
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	1,030,000	1,033,098
US Treasury Notes 3.625% 3/31/2030	3.88	180,000	180,338
US Treasury Notes 3.625% 5/31/2028	4.03 to 4.14	550,000	551,783
US Treasury Notes 3.625% 8/15/2028	3.58	3,620,000	3,632,444
US Treasury Notes 3.625% 8/31/2029	3.71	1,110,000	1,112,862
US Treasury Notes 3.625% 8/31/2030	3.69	150,000	150,152
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.98	1,390,000	1,385,113
US Treasury Notes 3.75% 10/31/2032	3.75 to 3.89	3,780,000	3,771,141
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	840,000	846,038
US Treasury Notes 3.75% 12/31/2030	4.02 to 4.11	1,270,000	1,277,293
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	3,400,000	3,419,523
US Treasury Notes 3.75% 5/15/2028	3.83 to 4.02	8,930,000	8,985,281
US Treasury Notes 3.75% 5/31/2030	3.98	1,520,000	1,530,331
US Treasury Notes 3.75% 6/30/2030	4.39	140,000	140,946
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.65	860,000	862,990
US Treasury Notes 3.875% 11/30/2027	4.01	5,000	5,034
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.90	1,850,000	1,871,463
US Treasury Notes 3.875% 12/31/2027	3.93	450,000	453,373
US Treasury Notes 3.875% 12/31/2029	3.45 to 3.75	840,000	849,745
US Treasury Notes 3.875% 3/15/2028	3.68 to 4.03	5,040,000	5,082,722
US Treasury Notes 3.875% 4/30/2030	3.72	550,000	556,596
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.88	6,390,000	6,450,405
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.83	1,390,000	1,406,778
US Treasury Notes 3.875% 7/15/2028	3.88	4,050,000	4,088,602
US Treasury Notes 3.875% 7/31/2030	3.95	950,000	961,355
US Treasury Notes 3.875% 8/15/2033	4.65 to 4.88	1,050,000	1,051,969
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	2,100,000	2,091,721
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.93	1,900,000	1,910,391
US Treasury Notes 4% 1/15/2027	4.01 to 4.16	1,770,000	1,777,467
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	1,960,000	1,988,175
US Treasury Notes 4% 1/31/2031	3.91 to 4.29	1,680,000	1,708,875
US Treasury Notes 4% 10/31/2029	3.60 to 4.14	2,710,000	2,753,508
US Treasury Notes 4% 11/15/2035	3.99 to 4.02	1,860,000	1,857,094
US Treasury Notes 4% 12/15/2027	4.28 to 4.36	2,320,000	2,342,950
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	2,320,000	2,338,306
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	1,990,000	2,023,193
US Treasury Notes 4% 2/29/2028	3.53	720,000	727,763
US Treasury Notes 4% 3/31/2030	3.95	400,000	406,719
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	3,300,000	3,348,469
US Treasury Notes 4% 5/31/2030	3.95 to 4.12	2,610,000	2,654,961
US Treasury Notes 4% 6/30/2032	3.99	920,000	932,973
US Treasury Notes 4% 7/31/2030	4.07 to 4.35	680,000	691,741
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	3,750,000	3,801,123
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	1,765,000	1,784,925
US Treasury Notes 4.125% 10/31/2029	4.15	1,580,000	1,612,526
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.24	3,180,000	3,251,302
US Treasury Notes 4.125% 11/15/2027	4.10 to 4.27	3,910,000	3,954,751
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	1,385,000	1,413,512
US Treasury Notes 4.125% 11/30/2029	4.03 to 4.28	2,080,000	2,123,388
US Treasury Notes 4.125% 11/30/2031	4.12 to 4.51	1,910,000	1,952,751
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	2,550,000	2,605,582
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	1,510,000	1,538,254
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.72	1,500,000	1,534,688
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.08	1,270,000	1,297,632
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.31	3,170,000	3,238,349
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.42	1,180,000	1,198,945
US Treasury Notes 4.125% 7/31/2031	3.68 to 4.10	4,540,000	4,643,692
US Treasury Notes 4.125% 8/31/2030	4.35 to 4.63	1,790,000	1,830,415
US Treasury Notes 4.125% 9/30/2027	4.28	225,000	227,391
US Treasury Notes 4.25% 1/15/2028	4.24	1,240,000	1,258,745
US Treasury Notes 4.25% 1/31/2030	4.33	440,000	451,498
US Treasury Notes 4.25% 11/15/2034	4.55 to 4.60	440,000	449,866
US Treasury Notes 4.25% 11/30/2026	3.63 to 3.82	14,740,000	14,825,906
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.04	4,520,000	4,591,797
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	1,350,000	1,380,006
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	2,930,000	3,015,496
US Treasury Notes 4.25% 5/15/2035	4.36 to 4.51	3,090,000	3,153,731
US Treasury Notes 4.25% 6/30/2029	4.16 to 4.34	1,140,000	1,167,253
US Treasury Notes 4.25% 6/30/2031	4.23	300,000	308,801
US Treasury Notes 4.25% 8/15/2035	4.10	940,000	958,213
US Treasury Notes 4.375% 1/31/2032	4.44	1,160,000	1,201,280
US Treasury Notes 4.375% 11/30/2028	4.29	290,000	297,137
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.36	1,370,000	1,417,094
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.13	2,210,000	2,226,835
US Treasury Notes 4.375% 12/31/2029	4.41	240,000	247,322
US Treasury Notes 4.375% 5/15/2034	4.49	700,000	723,680
US Treasury Notes 4.375% 7/15/2027	4.20	760,000	769,930
US Treasury Notes 4.5% 11/15/2033	3.91 to 4.45	2,640,000	2,755,191
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.52	1,310,000	1,365,675
US Treasury Notes 4.5% 4/15/2027	4.87	20,000	20,244
US Treasury Notes 4.5% 5/15/2027	4.67	1,530,000	1,550,261
US Treasury Notes 4.625% 11/15/2026	4.46 to 4.78	3,720,000	3,753,974
US Treasury Notes 4.625% 2/15/2035	4.20 to 4.31	2,770,000	2,910,122
US Treasury Notes 4.625% 4/30/2029	4.72	590,000	610,696
US Treasury Notes 4.625% 4/30/2031	4.70	750,000	785,742
US Treasury Notes 4.625% 5/31/2031	4.22 to 4.49	2,800,000	2,933,766
US Treasury Notes 4.625% 6/15/2027	4.52	10,000	10,158
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.61	820,000	844,920
US Treasury Notes 4.625% 9/30/2030	4.65 to 4.84	970,000	1,013,423
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.92	2,980,000	3,027,028
US Treasury Notes 4.875% 10/31/2028	4.44 to 4.82	2,540,000	2,635,845
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.89	800,000	845,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $287,254,247)			284,916,545

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $4,226,128)	4.02	4,225,283	4,226,128

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $650,621,574)	636,706,677
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(13,985,567)
NET ASSETS - 100.0%	622,721,110

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(1,250,000)	(1,248,633)
Ginnie Mae II Pool 5.5% 12/1/2055	(1,350,000)	(1,363,711)
Ginnie Mae II Pool 6% 1/1/2056	(300,000)	(305,801)
Ginnie Mae II Pool 6% 12/1/2055	(550,000)	(560,441)
Ginnie Mae II Pool 6.5% 12/1/2055	(300,000)	(309,164)
Uniform Mortgage Backed Securities 2% 12/1/2055	(50,000)	(40,703)
Uniform Mortgage Backed Securities 3% 12/1/2055	(50,000)	(44,410)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(2,900,000)	(2,682,500)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(100,000)	(101,266)
Uniform Mortgage Backed Securities 6% 12/1/2055	(900,000)	(921,586)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,578,215)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,570,840)		(7,578,215)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Zero coupon bond which is issued at a discount.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $761,553 or 0.1% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,307,595	30,442,185	31,523,646	23,065	(6)	-	4,226,128	4,225,283	0.0%
Total	5,307,595	30,442,185	31,523,646	23,065	(6)	-	4,226,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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